AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 78.1%
Common Stocks — 57.8%
Aerospace & Defense — 0.6%
Airbus SE (France)*	40,227	$5,315,477
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	248,516	422,467
Austal Ltd. (Australia)	622,182	835,426
Bharat Electronics Ltd. (India)	9,416	25,668
Boeing Co. (The)*	7,300	1,605,562
BWX Technologies, Inc.	315	16,966
Curtiss-Wright Corp.	41,527	5,239,877
General Dynamics Corp.	111,494	21,856,169
HEICO Corp.	416	54,858
HEICO Corp. (Class A Stock)	720	85,270
Hexcel Corp.*	1,130	67,111
Howmet Aerospace, Inc.	38,660	1,206,192
Huntington Ingalls Industries, Inc.	538	103,866
L3Harris Technologies, Inc.	2,732	601,696
Lockheed Martin Corp.	63,125	21,784,437
Mercury Systems, Inc.*	750	35,565
Northrop Grumman Corp.	36,882	13,283,052
Raytheon Technologies Corp.	310,432	26,684,735
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,005	44,411
Textron, Inc.	3,045	212,571
TransDigm Group, Inc.*	501	312,910
Vectrus, Inc.*	19,800	995,544
Virgin Galactic Holdings, Inc.*	190	4,807
		100,794,637
Air Freight & Logistics — 0.3%
Agility Public Warehousing Co. KSC (Kuwait)	8,668	28,313
C.H. Robinson Worldwide, Inc.	1,435	124,845
Deutsche Post AG (Germany)	376,940	23,703,971
DSV A/S (Denmark)	30,550	7,317,213
Expeditors International of Washington, Inc.	11,023	1,313,170
FedEx Corp.	62,246	13,649,925
GXO Logistics, Inc.*	183	14,355
Hub Group, Inc. (Class A Stock)*	7,500	515,625
Hyundai Glovis Co. Ltd. (South Korea)	300	41,596
Kintetsu World Express, Inc. (Japan)	61,100	1,556,319
Maruwa Unyu Kikan Co. Ltd. (Japan)	60,500	868,772
Royal Mail PLC (United Kingdom)	84,891	478,178
SBS Holdings, Inc. (Japan)	95,900	3,621,746
SG Holdings Co. Ltd. (Japan)	37,400	1,063,875
United Parcel Service, Inc. (Class B Stock)	23,094	4,205,417
		58,503,320
Airlines — 0.1%
Alaska Air Group, Inc.*	1,650	96,690
American Airlines Group, Inc.*	8,640	177,293
Copa Holdings SA (Panama) (Class A Stock)*	425	34,586
Delta Air Lines, Inc.*	148,521	6,328,480
JetBlue Airways Corp.*	4,275	65,365
Mesa Air Group, Inc.*	102,800	787,448
SkyWest, Inc.*	24,400	1,203,896
	Shares	Value
Common Stocks (continued)
Airlines (cont’d.)
Southwest Airlines Co.*	8,020	$412,468
Sun Country Airlines Holdings, Inc.*	13,971	468,587
United Airlines Holdings, Inc.*	4,375	208,119
		9,782,932
Auto Components — 0.3%
Adient PLC*	93,200	3,863,140
Aisin Corp. (Japan)	17,000	612,196
American Axle & Manufacturing Holdings, Inc.*	85,400	752,374
Aptiv PLC*	3,007	447,953
ARB Corp. Ltd. (Australia)	111,155	3,886,243
Balkrishna Industries Ltd. (India)	644	21,909
BorgWarner, Inc.	3,240	140,000
Bridgestone Corp. (Japan)	138,600	6,545,066
Cie Generale des Etablissements Michelin SCA (France)	45,041	6,903,920
Dana, Inc.	104,100	2,315,184
Gentex Corp.	3,240	106,855
Goodyear Tire & Rubber Co. (The)*	262,200	4,640,940
Hankook Tire & Technology Co. Ltd. (South Korea)	18,314	662,138
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	1,058,428
Lear Corp.	815	127,531
Modine Manufacturing Co.*	76,900	871,277
Nokian Renkaat OYJ (Finland)	14,768	527,248
Pirelli & C SpA (Italy), 144A	34,370	200,591
Press Kogyo Co. Ltd. (Japan)	159,800	489,681
QuantumScape Corp.*	800	19,632
Sumitomo Rubber Industries Ltd. (Japan)	392,400	4,974,437
Tenneco, Inc. (Class A Stock)*	78,300	1,117,341
Toyo Tire Corp. (Japan)	75,400	1,349,037
Toyota Boshoku Corp. (Japan)	102,200	1,817,599
TPR Co. Ltd. (Japan)	226,200	3,039,022
Yokohama Rubber Co. Ltd. (The) (Japan)	41,900	753,514
		47,243,256
Automobiles — 1.1%
Astra International Tbk PT (Indonesia)	342,000	130,899
Bayerische Motoren Werke AG (Germany)	34,380	3,312,404
BYD Co. Ltd. (China) (Class H Stock)	18,500	576,800
Daimler AG (Germany)	55,354	4,893,587
Electric Last Mile Solutions, Inc.*	26,524	196,012
Ferrari NV (Italy)	44,077	9,174,330
Ford Motor Co.*	1,211,995	17,161,849
Ford Otomotiv Sanayi A/S (Turkey)	62,404	1,170,595
General Motors Co.*	402,205	21,200,226
Harley-Davidson, Inc.	2,080	76,149
Honda Motor Co. Ltd. (Japan)	17,700	541,635
Isuzu Motors Ltd. (Japan)	597,900	7,823,392
Kia Corp. (South Korea)	8,246	556,991
Stellantis NV	108,507	2,081,418
Tesla, Inc.*(a)	144,304	111,904,866
Thor Industries, Inc.	429	52,664
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Toyota Motor Corp. (Japan)	323,500	$5,742,467
Trigano SA (France)	11,634	2,192,055
Volkswagen AG (Germany)	3,812	1,175,984
Winnebago Industries, Inc.(a)	52,900	3,832,605
Yamaha Motor Co. Ltd. (Japan)	238,700	6,658,795
		200,455,723
Banks — 3.0%
77 Bank Ltd. (The) (Japan)	147,000	1,679,057
Absa Group Ltd. (South Africa)	5,152	52,051
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	20,402	41,573
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	224,878	353,361
Agricultural Bank of China Ltd. (China) (Class H Stock)	191,000	65,760
Al Rajhi Bank (Saudi Arabia)	22,813	745,133
Alinma Bank (Saudi Arabia)	7,247	46,304
Ameris Bancorp	14,375	745,775
Aozora Bank Ltd. (Japan)	193,300	4,739,021
Australia & New Zealand Banking Group Ltd. (Australia)	372,867	7,497,483
Banco Bradesco SA (Brazil)	10,666	35,000
Banco do Brasil SA (Brazil)	157,300	837,662
Banco Santander Brasil SA (Brazil), UTS	3,000	19,545
Banco Santander Chile (Chile)	8,998,621	450,840
Bancolombia SA (Colombia)	1,791	15,503
Bancorp, Inc. (The)*	37,400	951,830
Bank Hapoalim BM (Israel)	293,023	2,576,366
Bank Jago Tbk PT (Indonesia)*	1,424,986	1,500,310
Bank Leumi Le-Israel BM (Israel)	410,474	3,500,033
Bank of America Corp.	720,357	30,579,155
Bank of Beijing Co. Ltd. (China) (Class A Stock)	141,600	95,598
Bank of China Ltd. (China) (Class H Stock)	1,625,000	575,037
Bank of Communications Co. Ltd. (China) (Class H Stock)	64,000	37,866
Bank of Hawaii Corp.	535	43,961
Bank of Montreal (Canada)	9,700	968,392
Bank of Nova Scotia (The) (Canada)	25,900	1,594,161
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	38,800	1,377,788
Bank OZK	1,660	71,347
BankUnited, Inc.	36,000	1,505,520
Banque Saudi Fransi (Saudi Arabia)	3,024	33,582
Barclays PLC (United Kingdom)	1,482,764	3,760,305
BAWAG Group AG (Austria), 144A*	31,863	2,038,515
Bendigo & Adelaide Bank Ltd. (Australia)	77,584	524,176
Berkshire Hills Bancorp, Inc.	59,500	1,605,310
BNK Financial Group, Inc. (South Korea)	26,938	199,702
BNP Paribas SA (France)	116,914	7,464,237
BOK Financial Corp.	425	38,059
Brookline Bancorp, Inc.	16,100	245,686
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)(a)	19,100	$2,126,243
Chiba Bank Ltd. (The) (Japan)	408,300	2,646,489
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	837,000	378,004
China Construction Bank Corp. (China) (Class H Stock)	1,336,000	951,470
China Merchants Bank Co. Ltd. (China) (Class H Stock)	40,000	318,032
Citigroup, Inc.	503,691	35,349,034
Citizens Financial Group, Inc.	112,635	5,291,592
Comerica, Inc.	1,820	146,510
Commerce Bancshares, Inc.	1,435	99,991
Commonwealth Bank of Australia (Australia)	7,186	536,082
ConnectOne Bancorp, Inc.	30,200	906,302
Credit Agricole SA (France)	908,309	12,502,134
CTBC Financial Holding Co. Ltd. (Taiwan)	135,000	110,661
Cullen/Frost Bankers, Inc.	784	92,998
Customers Bancorp, Inc.*	57,500	2,473,650
DBS Group Holdings Ltd. (Singapore)	769,700	17,032,712
DNB Bank ASA (Norway)	465,177	10,612,970
East West Bancorp, Inc.	158,662	12,302,651
Eastern Bankshares, Inc.	25,025	508,007
Emirates NBD Bank PJSC (United Arab Emirates)	18,780	72,219
Enterprise Financial Services Corp.	12,440	563,283
Fifth Third Bancorp	9,370	397,663
Financial Institutions, Inc.	29,300	898,045
First Abu Dhabi Bank PJSC (United Arab Emirates)	32,211	155,713
First Bancorp	11,864	510,271
First BanCorp (Puerto Rico)	85,700	1,126,955
First Citizens BancShares, Inc. (Class A Stock)	89	75,042
First Commonwealth Financial Corp.	59,500	810,985
First Hawaiian, Inc.	1,760	51,656
First Horizon Corp.	7,410	120,709
First Merchants Corp.	30,200	1,263,568
First Republic Bank	2,427	468,120
FNB Corp.	19,710	229,030
Fulton Financial Corp.	11,600	177,248
Great Western Bancorp, Inc.	68,000	2,226,320
Gunma Bank Ltd. (The) (Japan)	600,800	1,940,639
Hachijuni Bank Ltd. (The) (Japan)	188,200	669,797
Hana Financial Group, Inc. (South Korea)	181,287	7,034,624
Hancock Whitney Corp.	82,200	3,873,264
Hanmi Financial Corp.	49,400	990,964
HarborOne Bancorp, Inc.	12,500	175,500
HDFC Bank Ltd. (India), ADR	38,256	2,796,131
Heartland Financial USA, Inc.	33,300	1,601,064
Hilltop Holdings, Inc.	60,300	1,970,001
Hirogin Holdings, Inc. (Japan)	130,800	746,759
Hope Bancorp, Inc.	175,000	2,527,000
Huaxia Bank Co. Ltd. (China) (Class A Stock)	108,800	93,728

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.	19,950	$308,427
ICICI Bank Ltd. (India)	11,374	106,621
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	678,000	375,832
Industrial Bank Co. Ltd. (China) (Class A Stock)	40,200	113,457
Industrial Bank of Korea (South Korea)	93,868	827,453
International Bancshares Corp.	14,300	595,452
Japan Post Bank Co. Ltd. (Japan)	167,100	1,431,037
Jiangsu Changshu Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	62,700	62,208
JPMorgan Chase & Co.	411,325	67,329,789
Jyske Bank A/S (Denmark)*	29,948	1,290,494
KB Financial Group, Inc. (South Korea)	22,492	1,049,010
KBC Group NV (Belgium)	28,221	2,532,526
KeyCorp	278,070	6,011,873
Lloyds Banking Group PLC (United Kingdom)	11,512,284	7,134,243
M&T Bank Corp.	1,743	260,300
Mebuki Financial Group, Inc. (Japan)	489,000	1,076,206
Metropolitan Bank Holding Corp.*	12,517	1,055,183
MidWestOne Financial Group, Inc.	32,900	992,264
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,667,400	21,544,986
Mizuho Financial Group, Inc. (Japan)	249,700	3,536,266
National Australia Bank Ltd. (Australia)	12,456	246,675
National Bank of Canada (Canada)	12,400	952,370
Nedbank Group Ltd. (South Africa)	2,764	32,053
Nordea Bank Abp (Finland)	1,501,545	19,398,305
OceanFirst Financial Corp.	71,200	1,524,392
OFG Bancorp (Puerto Rico)	61,600	1,553,552
Oversea-Chinese Banking Corp. Ltd. (Singapore)	340,100	2,855,325
PacWest Bancorp	17,777	805,654
People’s United Financial, Inc.	5,755	100,540
Pinnacle Financial Partners, Inc.	49,279	4,636,168
PNC Financial Services Group, Inc. (The)	104,407	20,426,185
Popular, Inc. (Puerto Rico)	1,075	83,495
Prosperity Bancshares, Inc.	1,215	86,423
Qatar International Islamic Bank QSC (Qatar)	8,976	23,979
QCR Holdings, Inc.	15,700	807,608
Regions Financial Corp.	504,345	10,747,592
Republic Bancorp, Inc. (Class A Stock)	3,700	187,405
Ringkjoebing Landbobank A/S (Denmark)	3,102	358,304
Riyad Bank (Saudi Arabia)	9,660	69,259
Royal Bank of Canada (Canada)	19,400	1,930,350
S&T Bancorp, Inc.	26,700	786,849
Sberbank of Russia PJSC (Russia), ADR	45,434	852,102
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	13,000	18,098
Shinhan Financial Group Co. Ltd. (South Korea)	28,976	980,340
Signature Bank	810	220,547
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Silvergate Capital Corp. (Class A Stock)*	4,495	$519,172
SinoPac Financial Holdings Co. Ltd. (Taiwan)	73,000	36,258
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	762,508	10,759,059
SouthState Corp.	19,200	1,433,664
SpareBank 1 Nord Norge (Norway)	161,350	1,767,105
SpareBank 1 SMN (Norway)	155,181	2,304,461
State Bank of India (India)	13,150	79,670
Sterling Bancorp	2,380	59,405
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,800	590,064
SVB Financial Group*	775	501,332
Svenska Handelsbanken AB (Sweden) (Class A Stock)	219,362	2,461,593
Sydbank A/S (Denmark)	33,045	987,313
Synovus Financial Corp.	59,295	2,602,458
Taishin Financial Holding Co. Ltd. (Taiwan)	3,270	2,117
Toronto-Dominion Bank (The) (Canada)	29,900	1,979,405
Towne Bank	16,800	522,648
TriState Capital Holdings, Inc.*	24,400	516,060
Truist Financial Corp.	572,744	33,591,436
Turkiye Garanti Bankasi A/S (Turkey)	259,829	269,564
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	628,571	366,234
U.S. Bancorp	132,895	7,899,279
UMB Financial Corp.	1,900	183,749
Umpqua Holdings Corp.	2,975	60,244
United Overseas Bank Ltd. (Singapore)	164,900	3,112,527
Valiant Holding AG (Switzerland)	7,353	700,488
Valley National Bancorp	143,200	1,905,992
Veritex Holdings, Inc.	5,100	200,736
Webster Financial Corp.	1,215	66,169
Wells Fargo & Co.	895,860	41,576,863
WesBanco, Inc.	56,700	1,932,336
Western Alliance Bancorp	650	70,733
Wintrust Financial Corp.	120,049	9,648,338
Woori Financial Group, Inc. (South Korea)	209,819	2,051,380
Yamaguchi Financial Group, Inc. (Japan)	78,000	464,362
Zions Bancorp NA	2,145	132,754
		535,234,999
Beverages — 0.6%
Ambev SA (Brazil)	34,800	97,963
Arca Continental SAB de CV (Mexico)	7,600	46,274
Brown-Forman Corp. (Class A Stock)	310	19,428
Brown-Forman Corp. (Class B Stock)	1,250	83,763
Carlsberg A/S (Denmark) (Class B Stock)	20,870	3,407,839
Coca-Cola Co. (The)	671,825	35,250,658
Coca-Cola Consolidated, Inc.	600	236,508
Coca-Cola HBC AG (Russia)*	116,117	3,732,020

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	2,179	$459,094
Keurig Dr. Pepper, Inc.	9,490	324,178
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	84,967
Molson Coors Beverage Co. (Class B Stock)	2,420	112,240
Monster Beverage Corp.*	365	32,423
National Beverage Corp.(a)	26,400	1,385,736
PepsiCo, Inc.	265,889	39,992,364
Pernod Ricard SA (France)	39,720	8,759,380
Remy Cointreau SA (France)	24,647	4,778,619
Royal Unibrew A/S (Denmark)	10,957	1,319,192
		100,122,646
Biotechnology — 1.0%
AbbVie, Inc.	476,446	51,394,230
Adverum Biotechnologies, Inc.*	137,300	297,941
Affimed NV (Germany)*	92,400	571,032
Agios Pharmaceuticals, Inc.*(a)	6,800	313,820
Akebia Therapeutics, Inc.*(a)	500,700	1,442,016
Alkermes PLC*	102,800	3,170,352
ALX Oncology Holdings, Inc.*	3,500	258,510
Amgen, Inc.	19,180	4,078,627
Amicus Therapeutics, Inc.*	51,601	492,789
Apellis Pharmaceuticals, Inc.*	10,178	335,467
Arena Pharmaceuticals, Inc.*	9,600	571,680
Argenx SE (Netherlands), ADR*	21,571	6,514,442
Arrowhead Pharmaceuticals, Inc.*	64,000	3,995,520
Avid Bioservices, Inc.*	29,300	632,001
Biogen, Inc.*	2,022	572,206
BioMarin Pharmaceutical, Inc.*	2,470	190,906
BioNTech SE (Germany), ADR*(a)	32,007	8,737,591
Blueprint Medicines Corp.*	28,500	2,930,085
CareDx, Inc.*	52,400	3,320,588
Catalyst Pharmaceuticals, Inc.*(a)	218,700	1,159,110
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	4,400	107,977
Daan Gene Co. Ltd. (China) (Class A Stock)	29,500	84,872
Denali Therapeutics, Inc.*(a)	60,900	3,072,405
Eagle Pharmaceuticals, Inc.*	32,400	1,807,272
Emergent BioSolutions, Inc.*	54,900	2,748,843
Exact Sciences Corp.*	172	16,417
Exelixis, Inc.*	70,900	1,498,826
FibroGen, Inc.*	20,500	209,510
Gilead Sciences, Inc.	134,415	9,388,888
Halozyme Therapeutics, Inc.*(a)	13,100	532,908
Horizon Therapeutics PLC*	49,698	5,443,919
ImmunityBio, Inc.*(a)	34,000	331,160
Incyte Corp.*	360	24,761
Innovent Biologics, Inc. (China), 144A*	99,515	963,688
Intellia Therapeutics, Inc.*	5,949	798,058
Ionis Pharmaceuticals, Inc.*	150	5,031
Iovance Biotherapeutics, Inc.*	1,365	33,661
Ironwood Pharmaceuticals, Inc.*	220,200	2,875,812
Mirati Therapeutics, Inc.*	90	15,922
Moderna, Inc.*	8,600	3,309,796
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Myriad Genetics, Inc.*	98,000	$3,164,420
Natera, Inc.*	70	7,801
Nurix Therapeutics, Inc.*	9,907	296,814
Oncocyte Corp.*	41,500	147,740
Oncternal Therapeutics, Inc.*(a)	68,000	283,560
OPKO Health, Inc.*(a)	856,100	3,124,765
Organogenesis Holdings, Inc.*(a)	182,300	2,595,952
Pharma Mar SA (Spain)	17,985	1,551,722
Prothena Corp. PLC (Ireland)*	42,900	3,055,767
PTC Therapeutics, Inc.*	52,400	1,949,804
Puma Biotechnology, Inc.*	120,300	843,303
Regeneron Pharmaceuticals, Inc.*	23,325	14,115,823
Rhythm Pharmaceuticals, Inc.*	13,900	181,534
Sage Therapeutics, Inc.*	695	30,795
Seagen, Inc.*	200	33,960
SpringWorks Therapeutics, Inc.*	2,918	185,118
Tonix Pharmaceuticals Holding Corp.*(a)	293,400	176,363
Turning Point Therapeutics, Inc.*	3,445	228,851
Ultragenyx Pharmaceutical, Inc.*	8,325	750,832
United Therapeutics Corp.*	9,908	1,828,819
Vanda Pharmaceuticals, Inc.*	108,500	1,859,690
Veracyte, Inc.*(a)	40,016	1,858,743
Vericel Corp.*	3,600	175,680
Vertex Pharmaceuticals, Inc.*	68,830	12,485,074
		175,181,569
Building Products — 0.7%
A.O. Smith Corp.	1,805	110,231
AGC, Inc. (Japan)	21,000	1,083,441
Allegion PLC	289	38,200
American Woodmark Corp.*	9,300	607,941
Armstrong World Industries, Inc.	335	31,982
AZEK Co., Inc. (The)*	670	24,475
Beijing New Building Materials PLC (China) (Class A Stock)	16,400	80,792
Builders FirstSource, Inc.*	2,775	143,579
Bunka Shutter Co. Ltd. (Japan)	307,700	3,116,156
Carlisle Cos., Inc.	8,236	1,637,234
Carrier Global Corp.	331,665	17,166,980
Cie de Saint-Gobain (France)	270,000	18,183,681
Fletcher Building Ltd. (New Zealand)	115,424	571,844
Fortune Brands Home & Security, Inc.	14,395	1,287,201
Geberit AG (Switzerland)	25,049	18,430,042
Inwido AB (Sweden)	90,852	1,518,742
JELD-WEN Holding, Inc.*	157,273	3,936,543
Johnson Controls International PLC	369,969	25,187,490
Kingspan Group PLC (Ireland)	15,399	1,513,257
Lennox International, Inc.	462	135,907
Masco Corp.	3,350	186,093
Nibe Industrier AB (Sweden) (Class B Stock)	154,820	1,955,483
Nichiha Corp. (Japan)	31,600	896,559
Owens Corning	1,410	120,555
Reliance Worldwide Corp. Ltd.	147,953	543,312
Resideo Technologies, Inc.*	59,300	1,470,047
Sanwa Holdings Corp. (Japan)	183,700	2,384,691
Trane Technologies PLC	29,859	5,155,156

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
UFP Industries, Inc.	52,000	$3,534,960
Uponor OYJ (Finland)	20,351	505,159
Xinyi Glass Holdings Ltd. (Hong Kong)	3,280,000	9,795,729
Zehnder Group AG (Switzerland)	6,597	702,736
Zhuzhou Kibing Group Co. Ltd. (China) (Class A Stock)	35,600	94,853
		122,151,051
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	105,541	1,811,163
Abrdn PLC (United Kingdom)	884,118	3,032,272
Affiliated Managers Group, Inc.	567	85,668
Ameriprise Financial, Inc.	55,485	14,654,698
Amundi SA (France), 144A	6,960	586,271
Anima Holding SpA (Italy), 144A	354,008	1,691,382
Ares Management Corp. (Class A Stock)	5,820	429,691
AssetMark Financial Holdings, Inc.*	9,172	228,108
Azimut Holding SpA (Italy)	355,167	9,729,543
Banca Generali SpA (Italy)*	39,287	1,720,131
Bank of New York Mellon Corp. (The)	10,765	558,058
BlackRock, Inc.	10,350	8,680,131
Blackstone, Inc.	51,874	6,035,021
Bridge Investment Group Holdings, Inc. (Class A Stock)*	31,716	560,422
Brightsphere Investment Group, Inc.	62,366	1,629,624
Carlyle Group, Inc. (The)	2,195	103,780
Cboe Global Markets, Inc.	23,443	2,903,650
Charles Schwab Corp. (The)	20,490	1,492,492
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	60,000	34,850
CME Group, Inc.	4,887	945,048
Cohen & Steers, Inc.	5,800	485,866
Credit Suisse Group AG (Switzerland)	189,441	1,883,233
Daiwa Securities Group, Inc. (Japan)	389,300	2,270,112
Donnelley Financial Solutions, Inc.*	48,100	1,665,222
Evercore, Inc. (Class A Stock)	40,637	5,431,948
FactSet Research Systems, Inc.	75	29,608
Focus Financial Partners, Inc. (Class A Stock)*	24,661	1,291,497
Franklin Resources, Inc.	3,910	116,205
GF Securities Co. Ltd. (China) (Class H Stock)	20,600	35,844
Goldman Sachs Group, Inc. (The)	140,022	52,932,517
Hargreaves Lansdown PLC (United Kingdom)(a)	24,888	478,652
IG Group Holdings PLC (United Kingdom)	227,790	2,479,978
Interactive Brokers Group, Inc. (Class A Stock)	1,085	67,639
Intercontinental Exchange, Inc.	7,577	869,991
Invesco Ltd.	4,515	108,857
Investec PLC (South Africa)	195,020	836,145
IP Group PLC (United Kingdom)	155,771	296,708
Janus Henderson Group PLC	2,310	95,472
Jefferies Financial Group, Inc.	2,965	110,090
Julius Baer Group Ltd. (Switzerland)	112,091	7,442,592
KKR & Co., Inc.	57,070	3,474,422
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Korea Investment Holdings Co. Ltd. (South Korea)	16,849	$1,213,692
Lazard Ltd. (Class A Stock)	115,190	5,275,702
Macquarie Group Ltd. (Australia)	35,000	4,551,224
Man Group PLC (United Kingdom)	732,194	2,022,455
Meritz Securities Co. Ltd. (South Korea)	657,440	2,724,180
Mirae Asset Securities Co. Ltd. (South Korea)	297,934	2,150,959
Monex Group, Inc. (Japan)	2,198,800	11,436,500
Moody’s Corp.	32,815	11,652,935
Morgan Stanley	78,650	7,653,431
Morningstar, Inc.	8,337	2,159,533
MSCI, Inc.	7,820	4,757,219
Nasdaq, Inc.	15,091	2,912,865
NH Investment & Securities Co. Ltd. (South Korea)	221,226	2,380,448
Nomura Holdings, Inc. (Japan)	141,800	694,848
Northern Trust Corp.	33,699	3,633,089
Open Lending Corp. (Class A Stock)*(a)	17,356	626,031
Partners Group Holding AG (Switzerland)	1,052	1,644,687
Pendal Group Ltd. (Australia)	206,380	1,218,833
Pinnacle Investment Management Group Ltd. (Australia)	99,051	1,120,657
Piper Sandler Cos.	21,400	2,963,044
PJT Partners, Inc. (Class A Stock)	2,200	174,042
Platinum Asset Management Ltd. (Australia)	268,197	677,039
Raymond James Financial, Inc.	127,777	11,791,261
S&P Global, Inc.	18,775	7,977,310
Samsung Securities Co. Ltd. (South Korea)	64,493	2,576,966
Schroders PLC (United Kingdom)	13,965	672,618
SEI Investments Co.	55,380	3,284,034
Singapore Exchange Ltd. (Singapore)	246,700	1,799,509
State Street Corp.	229,070	19,406,810
Stifel Financial Corp.	110,580	7,515,017
T. Rowe Price Group, Inc.	2,067	406,579
Tradeweb Markets, Inc. (Class A Stock)	1,420	114,708
UBS Group AG (Switzerland)	1,371,158	21,988,584
Value Partners Group Ltd. (Hong Kong)	774,000	388,942
Virtu Financial, Inc. (Class A Stock)	1,210	29,560
Virtus Investment Partners, Inc.	7,700	2,389,464
		293,299,376
Chemicals — 1.0%
ADEKA Corp. (Japan)	18,000	404,353
AdvanSix, Inc.*	5,400	214,650
Air Products & Chemicals, Inc.	3,019	773,196
Albemarle Corp.	1,598	349,914
Arkema SA (France)	16,182	2,141,621
Asahi Kasei Corp. (Japan)	128,000	1,357,679
Ashland Global Holdings, Inc.	750	66,840
Asian Paints Ltd. (India)	40,426	1,763,985
Avient Corp.	27,248	1,262,945

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Axalta Coating Systems Ltd.*	2,275	$66,407
Cabot Corp.	47,500	2,380,700
Celanese Corp.	36,668	5,523,668
CF Industries Holdings, Inc.	65,405	3,650,907
Chemours Co. (The)	55,280	1,606,437
Corteva, Inc.	10,045	422,694
Covestro AG (Germany), 144A	228,297	15,591,704
Daicel Corp. (Japan)	111,700	866,490
Diversey Holdings Ltd.*	110	1,764
Dow, Inc.	431,635	24,844,911
DuPont de Nemours, Inc.	241,130	16,394,429
Eastman Chemical Co.	20,642	2,079,475
Ecolab, Inc.	419	87,412
Element Solutions, Inc.	3,130	67,858
FMC Corp.	1,306	119,577
Formosa Chemicals & Fibre Corp. (Taiwan)	25,000	74,883
Formosa Plastics Corp. (Taiwan)	28,000	113,533
Fujimi, Inc. (Japan)	26,800	1,546,376
Givaudan SA (Switzerland)	1,855	8,479,715
Huntsman Corp.	2,850	84,332
ICL Group Ltd. (Israel)	42,888	311,872
Ingevity Corp.*	15,800	1,127,646
International Flavors & Fragrances, Inc.	3,398	454,381
Kaneka Corp. (Japan)	18,200	760,365
Kumho Petrochemical Co. Ltd. (South Korea)	2,673	422,625
Kureha Corp. (Japan)	14,200	959,838
Linde PLC (United Kingdom)	44,048	12,922,802
LyondellBasell Industries NV (Class A Stock)	3,127	293,469
Minerals Technologies, Inc.	6,500	453,960
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,600	306,573
Mitsui Chemicals, Inc. (Japan)	282,300	9,429,873
Mosaic Co. (The)	328,575	11,736,699
Nan Ya Plastics Corp. (Taiwan)	38,000	124,200
NewMarket Corp.	92	31,167
Olin Corp.	83,095	4,009,334
Orion Engineered Carbons SA (Germany)*	93,100	1,697,213
PhosAgro PJSC (Russia), GDR	75,160	1,680,671
PPG Industries, Inc.	1,860	265,999
PTT Global Chemical PCL (Thailand)	207,600	385,164
RPM International, Inc.	720	55,908
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,575	72,612
Sahara International Petrochemical Co. (Saudi Arabia)	2,700	31,582
Sanyo Chemical Industries Ltd. (Japan)	4,000	209,275
Sasol Ltd. (South Africa)*	21,887	413,735
Saudi Basic Industries Corp. (Saudi Arabia)	8,832	299,401
Saudi Industrial Investment Group (Saudi Arabia)	3,906	42,545
Saudi Kayan Petrochemical Co. (Saudi Arabia)*	5,448	29,737
Sensient Technologies Corp.	7,200	655,776
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Stepan Co.	5,000	$564,700
Sumitomo Bakelite Co. Ltd. (Japan)	10,700	494,881
Sumitomo Chemical Co. Ltd. (Japan)	174,000	906,714
Synthomer PLC (United Kingdom)	206,906	1,387,465
Tosoh Corp. (Japan)	438,100	7,951,070
Trinseo SA	54,600	2,947,308
Valvoline, Inc.	2,450	76,391
Wacker Chemie AG (Germany)	12,044	2,246,142
Westlake Chemical Corp.	73,660	6,713,372
Yara International ASA (Brazil)	59,324	2,942,241
Zeon Corp. (Japan)	84,400	1,187,410
		168,940,571
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	36,700	1,651,867
ACCO Brands Corp.	27,100	232,789
ADT, Inc.	2,095	16,949
BrightView Holdings, Inc.*	12,000	177,120
Cintas Corp.	78	29,691
Clean Harbors, Inc.*	55,600	5,775,172
Copart, Inc.*	73,100	10,140,432
Deluxe Corp.	6,300	226,107
Driven Brands Holdings, Inc.*	730	21,090
GFL Environmental, Inc. (Canada)(a)	33,558	1,246,680
Harsco Corp.*	48,811	827,346
HNI Corp.	46,300	1,700,136
Intrum AB (Sweden)	77,453	2,107,118
MSA Safety, Inc.	359	52,306
Okamura Corp. (Japan)	13,500	197,414
Rentokil Initial PLC (United Kingdom)	118,979	933,974
Republic Services, Inc.	2,863	343,732
Rollins, Inc.	215	7,596
Securitas AB (Sweden) (Class B Stock)	37,170	587,418
Serco Group PLC (United Kingdom)	120,330	217,629
Sohgo Security Services Co. Ltd. (Japan)	5,600	252,868
Stericycle, Inc.*	1,240	84,283
Tetra Tech, Inc.	11,200	1,672,608
Waste Management, Inc.	4,834	722,006
		29,224,331
Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	74,000	697,597
Arista Networks, Inc.*	90	30,928
Cambium Networks Corp.*	15,100	546,469
Ciena Corp.*	56,259	2,888,900
Cisco Systems, Inc.	630,210	34,302,330
EchoStar Corp. (Class A Stock)*(a)	19,600	499,996
F5 Networks, Inc.*	834	165,783
Juniper Networks, Inc.	4,365	120,125
Lumentum Holdings, Inc.*	1,025	85,628
Motorola Solutions, Inc.	46,072	10,703,447
NetScout Systems, Inc.*	43,400	1,169,630
Nokia OYJ (Finland)*	539,835	2,971,916
Plantronics, Inc.*(a)	35,900	922,989
Spirent Communications PLC (United Kingdom)	380,342	1,438,161
Ubiquiti, Inc.(a)	14,614	4,364,763

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Viasat, Inc.*	945	$52,041
Viavi Solutions, Inc.*	11,200	176,288
VTech Holdings Ltd. (Hong Kong)	75,900	553,047
		61,690,038
Construction & Engineering — 0.1%
AECOM*	1,870	118,091
COMSYS Holdings Corp. (Japan)	10,500	276,938
EMCOR Group, Inc.	66,100	7,626,618
Great Lakes Dredge & Dock Corp.*	92,949	1,402,600
Maeda Corp. (Japan)	77,500	614,438
MasTec, Inc.*	760	65,573
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	136,001	91,388
Mirait Holdings Corp. (Japan)	11,000	218,594
MYR Group, Inc.*	9,700	965,150
Primoris Services Corp.	17,700	433,473
Quanta Services, Inc.	9,346	1,063,762
Samsung Engineering Co. Ltd. (South Korea)*	1,102	23,520
Skanska AB (Sweden) (Class B Stock)	76,153	1,910,096
Valmont Industries, Inc.	285	67,009
WillScot Mobile Mini Holdings Corp.*	56,482	1,791,609
		16,668,859
Construction Materials — 0.1%
Ambuja Cements Ltd. (India)	4,947	26,632
Buzzi Unicem SpA (Italy)	230,806	5,254,567
Cemex SAB de CV (Mexico), UTS*	112,500	81,262
China National Building Material Co. Ltd. (China) (Class H Stock)	30,000	40,517
China Resources Cement Holdings Ltd. (China)	42,000	40,403
Eagle Materials, Inc.	557	73,056
HeidelbergCement AG (Germany)	46,603	3,480,352
Holcim Ltd. (Switzerland)*	171,857	8,300,167
James Hardie Industries PLC, CDI	22,628	813,102
Martin Marietta Materials, Inc.	852	291,111
Siam Cement PCL (The) (Thailand)	5,700	67,441
Summit Materials, Inc. (Class A Stock)*	36,313	1,160,926
UltraTech Cement Ltd. (India)	747	74,299
Vulcan Materials Co.	1,804	305,165
Wienerberger AG (Austria)	85,308	2,900,081
		22,909,081
Consumer Finance — 0.5%
Ally Financial, Inc.	4,900	250,145
American Express Co.	3,200	536,096
Capital One Financial Corp.	301,384	48,815,167
Credit Acceptance Corp.*	111	64,968
Credit Saison Co. Ltd. (Japan)	159,600	2,101,547
Discover Financial Services	97,030	11,920,136
Enova International, Inc.*	5,700	196,935
LendingClub Corp.*	20,400	576,096
Navient Corp.	75,900	1,497,507
Nelnet, Inc. (Class A Stock)	12,500	990,500
OneMain Holdings, Inc.	169,310	9,367,922
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
PROG Holdings, Inc.(a)	78,200	$3,285,182
Santander Consumer USA Holdings, Inc.	815	33,986
Shriram Transport Finance Co. Ltd. (India)	52,608	915,826
SLM Corp.	273,962	4,821,731
Synchrony Financial	74,390	3,636,183
		89,009,927
Containers & Packaging — 0.2%
Amcor PLC	20,970	243,042
AptarGroup, Inc.	897	107,057
Avery Dennison Corp.	48,662	10,083,253
Ball Corp.	3,065	275,758
Berry Global Group, Inc.*	1,830	111,410
Crown Holdings, Inc.	146,262	14,740,284
DS Smith PLC (United Kingdom)	145,337	807,999
Graphic Packaging Holding Co.	2,740	52,170
Greif, Inc. (Class A Stock)	16,000	1,033,600
International Paper Co.	5,300	296,376
Klabin SA (Brazil), UTS*	184,500	817,854
O-I Glass, Inc.*	104,400	1,489,788
Packaging Corp. of America	1,272	174,824
Rengo Co. Ltd. (Japan)	25,500	200,039
Sealed Air Corp.	940	51,503
Silgan Holdings, Inc.	1,130	43,347
Smurfit Kappa Group PLC (Ireland)	46,259	2,406,816
Sonoco Products Co.	1,310	78,050
TriMas Corp.*	7,200	232,992
Westrock Co.	3,590	178,890
		33,425,052
Distributors — 0.1%
Arata Corp. (Japan)	14,400	568,831
D’ieteren Group (Belgium)	1,946	285,970
Funko, Inc. (Class A Stock)*	9,400	171,174
Genuine Parts Co.	95,018	11,519,032
LKQ Corp.*	199,000	10,013,680
		22,558,687
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	166	23,144
Chegg, Inc.*	450	30,609
China Education Group Holdings Ltd. (China)	6,000	10,428
China Yuhua Education Corp. Ltd. (China), 144A	454,000	220,601
Frontdoor, Inc.*	365	15,293
G8 Education Ltd. (Australia)*	612,316	463,329
Grand Canyon Education, Inc.*	585	51,457
H&R Block, Inc.	425	10,625
Mister Car Wash, Inc.*	110	2,007
Service Corp. International	36,239	2,183,762
Terminix Global Holdings, Inc.*	1,685	70,214
		3,081,469

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	140,622	$1,515,706
Berkshire Hathaway, Inc. (Class B Stock)*	186,083	50,789,494
Cannae Holdings, Inc.*	65,400	2,034,594
Equitable Holdings, Inc.	5,435	161,093
FirstRand Ltd. (South Africa)	36,716	157,131
Grupo de Inversiones Suramericana SA (Colombia)	22,176	124,630
Industrivarden AB (Sweden) (Class A Stock)	13,290	425,489
Industrivarden AB (Sweden) (Class C Stock)	39,732	1,230,585
ORIX Corp. (Japan)	140,600	2,619,725
Piramal Enterprises Ltd. (India)	1,712	59,663
REC Ltd. (India)	15,272	32,338
Voya Financial, Inc.	1,725	105,898
Yuanta Financial Holding Co. Ltd. (Taiwan)	71,000	62,666
		59,319,012
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,109,128	29,957,547
ATN International, Inc.	9,000	421,650
Bandwidth, Inc. (Class A Stock)*	3,612	326,091
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	649,451	764,655
Chunghwa Telecom Co. Ltd. (Taiwan)	61,000	242,111
Consolidated Communications Holdings, Inc.*	82,500	758,175
Deutsche Telekom AG (Germany)	133,140	2,673,643
Hellenic Telecommunications Organization SA (Greece)	4,161	78,078
HKT Trust & HKT Ltd. (Hong Kong)	281,000	383,983
Internet Initiative Japan, Inc. (Japan)	72,500	2,522,322
Koninklijke KPN NV (Netherlands)	348,601	1,097,653
LG Uplus Corp. (South Korea)	16,566	208,596
Liberty Latin America Ltd. (Chile) (Class C Stock)*	13,600	178,432
Lumen Technologies, Inc.	14,980	185,602
Nippon Telegraph & Telephone Corp. (Japan)	580,900	16,053,717
Proximus SADP (Belgium)	26,086	518,570
Swisscom AG (Switzerland)	17,248	9,939,120
Telecom Italia SpA (Italy), RSP	745,501	303,081
Telefonica SA (Spain)	619,604	2,894,470
Telekom Austria AG (Austria)*	43,113	371,656
Telekom Malaysia Bhd (Malaysia)	278,800	379,210
Telenor ASA (Norway)	46,065	776,369
Telkom Indonesia Persero Tbk PT (Indonesia)	370,600	95,112
United Internet AG (Germany)	11,280	437,242
Verizon Communications, Inc.	753,060	40,672,771
		112,239,856
Electric Utilities — 0.7%
Alliant Energy Corp.	3,400	190,332
American Electric Power Co., Inc.	6,815	553,242
Avangrid, Inc.	770	37,422
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Centrais Eletricas Brasileiras SA (Brazil)	121,024	$851,385
Chubu Electric Power Co., Inc. (Japan)	127,100	1,504,814
CK Infrastructure Holdings Ltd. (Hong Kong)	194,000	1,082,187
CPFL Energia SA (Brazil)	390,700	1,935,654
Duke Energy Corp.	10,490	1,023,719
Edison International	5,050	280,124
Electricite de France SA (France)	46,522	585,807
Endesa SA (Spain)	285,072	5,748,032
Enel SpA (Italy)	40,616	312,810
Energisa SA (Brazil), UTS	376,000	3,040,037
Entergy Corp.(a)	136,135	13,519,567
Equatorial Energia SA (Brazil)	182,400	849,408
Evergy, Inc.	67,690	4,210,318
Eversource Energy	4,675	382,228
Exelon Corp.	385,190	18,620,085
FirstEnergy Corp.	163,365	5,819,061
Fortum OYJ (Finland)	741,080	22,520,365
Hawaiian Electric Industries, Inc.	1,430	58,387
Hokkaido Electric Power Co., Inc. (Japan)	42,000	201,255
Iberdrola SA (Spain)	675,140	6,776,661
IDACORP, Inc.	684	70,712
Inter RAO UES PJSC (Russia)	2,952,800	188,486
Kyushu Electric Power Co., Inc. (Japan)	40,600	307,904
NextEra Energy, Inc.	44,735	3,512,592
NRG Energy, Inc.	1,795	73,290
OGE Energy Corp.	28,200	929,472
Otter Tail Corp.(a)	28,700	1,606,339
PG&E Corp.*	20,555	197,328
Pinnacle West Capital Corp.	1,530	110,711
Portland General Electric Co.	41,200	1,935,988
Power Assets Holdings Ltd. (Hong Kong)	167,500	983,434
Power Grid Corp. of India Ltd. (India)	59,427	152,122
PPL Corp.	242,590	6,763,409
Red Electrica Corp. SA (Spain)	94,715	1,898,865
Southern Co. (The)	55,185	3,419,814
SSE PLC (United Kingdom)	489,420	10,345,140
Xcel Energy, Inc.	7,345	459,062
		123,057,568
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	779,770	26,105,747
Acuity Brands, Inc.	38,188	6,620,654
Alfen Beheer BV (Netherlands), 144A*	1,929	202,475
AMETEK, Inc.	67,339	8,350,709
Atkore, Inc.*	78,800	6,849,296
AZZ, Inc.	14,500	771,400
ChargePoint Holdings, Inc.*	1,425	28,486
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	146,336	11,872,795
Daihen Corp. (Japan)	5,400	237,607
Eaton Corp. PLC	16,223	2,422,256
Emerson Electric Co.	333,780	31,442,076
Encore Wire Corp.	21,300	2,019,879

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	32,100	$13,118,307
Hexatronic Group AB (Sweden)	18,795	586,118
Hubbell, Inc.	734	132,612
Jiangsu Zhongtian Technology Co. Ltd. (China) (Class A Stock)	47,200	66,351
Legrand SA (France)	27,040	2,896,091
Mitsubishi Electric Corp. (Japan)	182,700	2,540,404
NARI Technology Co. Ltd. (China) (Class A Stock)	19,200	106,233
nVent Electric PLC	22,250	719,342
Regal Beloit Corp.	553	83,138
Rockwell Automation, Inc.	628	184,657
Schneider Electric SE	16,740	2,783,107
Sensata Technologies Holding PLC*	2,100	114,912
Shoals Technologies Group, Inc. (Class A Stock)*	1,385	38,614
Signify NV (Netherlands), 144A	98,833	4,932,077
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	700	15,942
Sunrun, Inc.*	2,700	118,800
WEG SA (Brazil)	18,900	137,089
		125,497,174
Electronic Equipment, Instruments & Components — 0.5%
Advanced Energy Industries, Inc.	13,900	1,219,725
ALSO Holding AG (Switzerland)*	7,597	2,198,946
Amphenol Corp. (Class A Stock)	2,285	167,331
Arrow Electronics, Inc.*	17,178	1,928,918
AU Optronics Corp. (Taiwan)	1,351,000	848,183
Avnet, Inc.	1,330	49,170
Belden, Inc.	7,600	442,776
Benchmark Electronics, Inc.	24,200	646,382
BOE Technology Group Co. Ltd. (China) (Class A Stock)	18,300	14,223
CDW Corp.	19,900	3,622,198
Codan Ltd. (Australia)	35,746	326,571
Cognex Corp.	9,857	790,728
Coherent, Inc.*	38	9,503
Comet Holding AG (Switzerland)	3,776	1,311,639
CONEXIO Corp. (Japan)	26,200	366,690
Corning, Inc.	6,820	248,862
CTS Corp.	6,600	204,006
Daiwabo Holdings Co. Ltd. (Japan)	57,500	921,600
Delta Electronics, Inc. (Taiwan)	87,000	781,724
ePlus, Inc.*	13,200	1,354,452
Esprinet SpA (Italy)	89,390	1,166,107
Foxconn Technology Co. Ltd. (Taiwan)	189,000	473,040
Hon Hai Precision Industry Co. Ltd. (Taiwan)	427,000	1,594,258
Horiba Ltd. (Japan)	11,100	776,270
Hosiden Corp. (Japan)	117,500	1,012,220
Innolux Corp. (Taiwan)	1,497,000	906,758
IPG Photonics Corp.*	454	71,914
Jabil, Inc.	100,810	5,884,280
Keyence Corp. (Japan)	25,563	15,266,118
Keysight Technologies, Inc.*	1,413	232,142
LG Display Co. Ltd. (South Korea)*	1,700	26,966
LG Innotek Co. Ltd. (South Korea)	306	53,193
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	21,174	$5,786,219
Macnica Fuji Electronics Holdings, Inc. (Japan)	80,200	1,867,213
Murata Manufacturing Co. Ltd. (Japan)	59,000	5,260,001
Nan Ya Printed Circuit Board Corp. (Taiwan)	4,000	61,634
National Instruments Corp.	1,800	70,614
Nippon Electric Glass Co. Ltd. (Japan)	147,700	3,492,044
Nippon Signal Co. Ltd. (Japan)	35,600	318,645
Nissha Co. Ltd. (Japan)	26,000	414,415
nLight, Inc.*	16,369	461,442
Rogers Corp.*	1,400	261,072
Samsung Electro-Mechanics Co. Ltd. (South Korea)	409	60,589
Samsung SDI Co. Ltd. (South Korea)	5,255	3,159,633
Sanmina Corp.*	75,200	2,898,208
ScanSource, Inc.*	38,700	1,346,373
Sensirion Holding AG (Switzerland), 144A*	2,028	246,757
Shimadzu Corp. (Japan)	23,100	1,014,187
Spectris PLC (United Kingdom)	8,170	426,502
SYNNEX Corp.	55,368	5,763,809
Synnex Technology International Corp. (Taiwan)	1,068,000	1,987,708
Taiyo Yuden Co. Ltd. (Japan)	11,200	657,000
Teledyne Technologies, Inc.*	625	268,487
Topcon Corp. (Japan)	31,200	539,740
Trimble, Inc.*	3,395	279,239
Unimicron Technology Corp. (Taiwan)	8,000	37,742
Vishay Intertechnology, Inc.	150,400	3,021,536
Vontier Corp.	1,050	35,280
Walsin Technology Corp. (Taiwan)*	66,000	356,850
WPG Holdings Ltd. (Taiwan)	518,000	898,944
Yageo Corp. (Taiwan)*	2,000	31,313
Zebra Technologies Corp. (Class A Stock)*	12,300	6,339,666
Zhen Ding Technology Holding Ltd. (Taiwan)	250,000	880,392
		93,160,147
Energy Equipment & Services — 0.1%
Baker Hughes Co.	10,030	248,042
Bristow Group, Inc.*	15,600	496,548
ChampionX Corp.*	171,800	3,841,448
Halliburton Co.	577,520	12,485,983
Newpark Resources, Inc.*	143,800	474,540
NOV, Inc.*	5,275	69,155
Oceaneering International, Inc.*	209,400	2,789,208
Schlumberger NV	55,010	1,630,496
TETRA Technologies, Inc.*	263,300	821,496
		22,856,916
Entertainment — 1.0%
Activision Blizzard, Inc.	151,715	11,741,224
Capcom Co. Ltd. (Japan)	40,000	1,099,520
CD Projekt SA (Poland)	42,505	2,045,424
DeNA Co. Ltd. (Japan)	75,500	1,399,093
Electronic Arts, Inc.	88,162	12,541,044

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	1,400	$84,848
GungHo Online Entertainment, Inc. (Japan)	150,400	2,766,370
Koei Tecmo Holdings Co. Ltd. (Japan)	6,300	298,652
Konami Holdings Corp. (Japan)	31,700	1,984,160
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	340	15,997
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	2,695	138,550
Lions Gate Entertainment Corp. (Class A Stock)*(a)	28,500	404,415
Lions Gate Entertainment Corp. (Class B Stock)*	52,400	681,200
Live Nation Entertainment, Inc.*	1,120	102,066
Madison Square Garden Sports Corp.*	159	29,566
Netflix, Inc.*	98,407	60,061,728
Nintendo Co. Ltd. (Japan)	12,900	6,236,859
ROBLOX Corp. (Class A Stock)*(a)	48,985	3,700,817
Roku, Inc.*	9,143	2,864,959
Sea Ltd. (Taiwan), ADR*	118,443	37,751,337
Take-Two Interactive Software, Inc.*	1,265	194,899
Ubisoft Entertainment SA (France)*	8,007	480,632
Universal Music Group NV (Netherlands)*(a)	158,051	4,231,857
Walt Disney Co. (The)*	157,961	26,722,262
World Wrestling Entertainment, Inc. (Class A Stock)(a)	129,280	7,273,293
Zynga, Inc. (Class A Stock)*	7,085	53,350
		184,904,122
Equity Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	71,403	1,457,335
Aedifica SA (Belgium)	8,286	1,039,794
Alexandria Real Estate Equities, Inc.	18,552	3,544,731
American Assets Trust, Inc.	20,400	763,368
American Campus Communities, Inc.	126,787	6,142,830
American Finance Trust, Inc.	55,900	449,436
American Homes 4 Rent (Class A Stock)	38,818	1,479,742
American Tower Corp.	18,189	4,827,542
Americold Realty Trust	3,550	103,127
Apartment Income REIT Corp.	68,115	3,324,693
Apartment Investment & Management Co. (Class A Stock)	52,000	356,200
Apple Hospitality REIT, Inc.	258,200	4,061,486
AvalonBay Communities, Inc.	33,466	7,417,404
Aventus Group (Australia)	186,152	430,777
Big Yellow Group PLC (United Kingdom)	58,537	1,097,270
Boston Properties, Inc.	15,543	1,684,084
British Land Co. PLC (The) (United Kingdom)	147,101	976,459
Brixmor Property Group, Inc.	4,005	88,551
Camden Property Trust	23,457	3,459,204
Canadian Apartment Properties REIT (Canada)	15,790	736,892
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Capital & Counties Properties PLC (United Kingdom)	385,434	$863,292
CapitaLand Integrated Commercial Trust (Singapore)	792,900	1,177,562
Charter Hall Group (Australia)	549,280	6,685,760
City Office REIT, Inc.	76,200	1,360,932
Community Healthcare Trust, Inc.	20,089	907,822
CorePoint Lodging, Inc.*	42,900	664,950
CoreSite Realty Corp.	129	17,872
Corporate Office Properties Trust	41,600	1,122,368
Cousins Properties, Inc.	135,276	5,044,442
Covivio (France)	737	62,049
CubeSmart	23,599	1,143,372
CyrusOne, Inc.	3,732	288,894
Daiwa House REIT Investment Corp. (Japan)	117	343,290
Daiwa Office Investment Corp. (Japan)	75	506,229
Dexus (Australia)	383,408	2,974,385
DiamondRock Hospitality Co.*	109,100	1,030,995
Digital Realty Trust, Inc.	19,998	2,888,711
Diversified Healthcare Trust	247,600	839,364
Douglas Emmett, Inc.	2,250	71,122
Duke Realty Corp.	40,310	1,929,640
EPR Properties	26,584	1,312,718
Equinix, Inc.	5,469	4,321,221
Equity LifeStyle Properties, Inc.	1,110	86,691
Equity Residential	57,349	4,640,681
Essential Properties Realty Trust, Inc.	68,173	1,903,390
Essex Property Trust, Inc.	9,820	3,139,847
Extra Space Storage, Inc.	48,483	8,144,659
Federal Realty Investment Trust	14,281	1,685,015
First Industrial Realty Trust, Inc.	10,923	568,870
Franklin Street Properties Corp.	145,354	674,443
Frasers Centrepoint Trust (Singapore)	585,135	975,358
Frontier Real Estate Investment Corp. (Japan)	45	197,734
Gaming & Leisure Properties, Inc.	382,084	17,698,131
GEO Group, Inc. (The)(a)	238,995	1,785,293
Global Medical REIT, Inc.	89,166	1,310,740
GLP J-REIT (Japan)	545	895,683
Goodman Group (Australia)	962,693	14,876,013
Growthpoint Properties Australia Ltd. (Australia)	68,325	201,926
Healthcare Trust of America, Inc. (Class A Stock)	2,945	87,349
Healthpeak Properties, Inc.	7,300	244,404
Hersha Hospitality Trust*	93,900	876,087
Highwoods Properties, Inc.	84,682	3,714,153
Host Hotels & Resorts, Inc.*	67,366	1,100,087
Hudson Pacific Properties, Inc.	1,985	52,146
Ichigo Office REIT Investment Corp. (Japan)	2,131	1,722,826
Independence Realty Trust, Inc.(a)	64,321	1,308,932
Ingenia Communities Group (Australia)	182,934	868,900
Inmobiliaria Colonial Socimi SA (Spain)	103,028	1,000,308
InterRent Real Estate Investment Trust (Canada)(a)	71,329	942,155
Invincible Investment Corp. (Japan)	2,911	1,145,115

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Invitation Homes, Inc.	166,535	$6,383,287
Iron Mountain, Inc.	1,145	49,750
Japan Hotel REIT Investment Corp. (Japan)	1,438	863,742
Japan Real Estate Investment Corp. (Japan)	126	756,976
JBG SMITH Properties	13,029	385,789
Kenedix Retail REIT Corp. (Japan)	80	207,524
Kilroy Realty Corp.	8,337	551,993
Kimco Realty Corp.	73,736	1,530,022
Kite Realty Group Trust	9,000	183,240
Klepierre SA (France)*	21,858	489,776
Lamar Advertising Co. (Class A Stock)	47,850	5,428,582
Life Storage, Inc.	21,322	2,446,486
Link REIT (Hong Kong)	370,962	3,176,037
Mapletree Logistics Trust (Singapore)	472,523	705,249
Medical Properties Trust, Inc.	131,940	2,648,036
MGM Growth Properties LLC (Class A Stock)	28,781	1,102,312
Mid-America Apartment Communities, Inc.	1,568	292,824
Mirvac Group (Australia)	374,887	800,699
Mitsui Fudosan Logistics Park, Inc. (Japan)	152	805,835
Mori Trust Sogo REIT, Inc. (Japan)	395	525,013
National Retail Properties, Inc.	12,875	556,071
National Storage Affiliates Trust	4,900	258,671
National Storage REIT (Australia)	429,141	709,500
NETSTREIT Corp.	16,857	398,668
Nippon Building Fund, Inc. (Japan)	279	1,815,598
Nippon Prologis REIT, Inc. (Japan)	321	1,073,408
Nomura Real Estate Master Fund, Inc. (Japan)	762	1,096,225
Omega Healthcare Investors, Inc.	3,245	97,220
Orix JREIT, Inc. (Japan)	966	1,681,890
Outfront Media, Inc.	7,200	181,440
Paramount Group, Inc.	40,800	366,792
Park Hotels & Resorts, Inc.*	17,723	339,218
Pebblebrook Hotel Trust(a)	138,733	3,109,007
Phillips Edison & Co., Inc.(a)	26,839	824,226
Piedmont Office Realty Trust, Inc. (Class A Stock)	135,900	2,368,737
Plymouth Industrial REIT, Inc.	16,907	384,634
PotlatchDeltic Corp.	101,000	5,209,580
Prologis, Inc.	189,353	23,750,547
Public Storage	14,572	4,329,341
Rayonier, Inc.	1,865	66,543
Realty Income Corp.	5,300	343,758
Regency Centers Corp.	2,290	154,186
Retail Opportunity Investments Corp.	27,799	484,259
Retail Properties of America, Inc. (Class A Stock)(a)	96,300	1,240,344
Rexford Industrial Realty, Inc.	31,445	1,784,504
RLJ Lodging Trust	59,700	887,142
RPT Realty	40,800	520,608
Sabra Health Care REIT, Inc.	135,100	1,988,672
Safestore Holdings PLC (United Kingdom)	105,954	1,498,846
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	$1,374,540
SBA Communications Corp.	44,933	14,853,502
Segro PLC (United Kingdom)	163,841	2,633,331
Service Properties Trust	101,900	1,142,299
Simon Property Group, Inc.	48,750	6,336,037
SITE Centers Corp.	39,700	612,968
SL Green Realty Corp.	905	64,110
Spirit Realty Capital, Inc.	27,071	1,246,349
Stockland (Australia)	3,401,760	10,854,070
STORE Capital Corp.	3,285	105,219
Summit Hotel Properties, Inc.*	62,121	598,225
Summit Industrial Income REIT (Canada)	106,134	1,746,275
Sun Communities, Inc.	45,365	8,397,061
Tritax Big Box REIT PLC (United Kingdom)	309,687	886,870
UDR, Inc.(a)	43,072	2,281,955
Unibail-Rodamco-Westfield (France)*	10,716	786,745
Urban Edge Properties	123,800	2,266,778
Ventas, Inc.	21,170	1,168,796
VEREIT, Inc.	3,095	139,987
VICI Properties, Inc.(a)	30,701	872,215
Vornado Realty Trust	2,385	100,194
Warehouses De Pauw CVA (Belgium)	11,556	470,209
Welltower, Inc.	80,241	6,611,858
Weyerhaeuser Co.	625,375	22,244,589
Whitestone REIT	131,700	1,288,026
WP Carey, Inc.	2,485	181,504
Xenia Hotels & Resorts, Inc.*	42,000	745,080
		327,706,450
Food & Staples Retailing — 0.8%
Albertson’s Cos., Inc. (Class A Stock)	2,100	65,373
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	24,600	941,194
Axfood AB (Sweden)	11,298	270,540
BIM Birlesik Magazalar A/S (Turkey)	57,479	412,647
BJ’s Wholesale Club Holdings, Inc.*(a)	10,407	571,552
Carrefour SA (France)	69,156	1,242,960
Casey’s General Stores, Inc.	504	94,979
Cencosud SA (Chile)	23,728	45,916
Costco Wholesale Corp.	61,165	27,484,493
E-MART, Inc. (South Korea)	140	19,287
Empire Co. Ltd. (Canada) (Class A Stock)	40,100	1,222,059
Etablissements Franz Colruyt NV (Belgium)	11,251	575,545
George Weston Ltd. (Canada)	14,100	1,520,876
Grocery Outlet Holding Corp.*	1,180	25,453
ICA Gruppen AB (Sweden)	10,527	483,360
Jeronimo Martins SGPS SA (Portugal)	40,792	803,826
Kesko OYJ (Finland) (Class B Stock)	9,107	314,236
Koninklijke Ahold Delhaize NV (Netherlands)	786,094	26,143,261
Kroger Co. (The)	101,175	4,090,505
Loblaw Cos. Ltd. (Canada)	49,000	3,362,609
Magnit PJSC (Russia), GDR	30,469	515,267

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Metro, Inc. (Canada)	17,000	$830,673
Performance Food Group Co.*	38,765	1,801,022
PriceSmart, Inc.	11,100	860,805
Shoprite Holdings Ltd. (South Africa)	3,764	44,678
SPAR Group Ltd. (The) (South Africa)	3,178	41,400
Tesco PLC (United Kingdom)	3,922,232	13,344,127
US Foods Holding Corp.*	2,990	103,633
Walgreens Boots Alliance, Inc.	98,570	4,637,718
Wal-Mart de Mexico SAB de CV (Mexico)	14,100	47,782
Walmart, Inc.	295,743	41,220,659
		133,138,435
Food Products — 0.7%
Adecoagro SA (Brazil)*	49,617	448,042
Archer-Daniels-Midland Co.	167,975	10,080,180
Austevoll Seafood ASA (Norway)	112,698	1,336,490
Beyond Meat, Inc.*	95	10,000
Bunge Ltd.(a)	38,945	3,167,007
Campbell Soup Co.	2,640	110,378
Charoen Pokphand Foods PCL (Thailand)	28,000	21,270
Charoen Pokphand Indonesia Tbk PT (Indonesia)	52,400	23,442
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,649,225
Conagra Brands, Inc.	6,340	214,736
Cranswick PLC (United Kingdom)	4,045	194,345
Darling Ingredients, Inc.*	140,270	10,085,413
Flowers Foods, Inc.	2,520	59,548
Freshpet, Inc.*	1,549	221,027
General Mills, Inc.	8,315	497,403
Glanbia PLC (Ireland)	24,595	403,659
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	11,400	32,038
Hain Celestial Group, Inc. (The)*	1,130	48,341
Hershey Co. (The)	43,161	7,304,999
Hormel Foods Corp.	3,800	155,800
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	21,000	12,252
Indofood Sukses Makmur Tbk PT (Indonesia)	1,034,100	458,512
Inghams Group Ltd. (Australia)	263,854	781,571
Ingredion, Inc.	915	81,444
J.M. Smucker Co. (The)	1,440	172,843
JBS SA	466,400	3,167,144
John B. Sanfilippo & Son, Inc.	6,500	531,180
Kellogg Co.	1,895	121,128
Kraft Heinz Co. (The)(a)	271,890	10,010,990
Kuala Lumpur Kepong Bhd (Malaysia)	7,500	36,006
Lamb Weston Holdings, Inc.	1,390	85,304
Lancaster Colony Corp.	3,100	523,311
McCormick & Co., Inc.	3,380	273,881
Mission Produce, Inc.*(a)	20,500	376,790
Mondelez International, Inc. (Class A Stock)	201,062	11,697,787
Morinaga Milk Industry Co. Ltd. (Japan)	10,600	661,858
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Muyuan Foods Co. Ltd. (China) (Class A Stock)	2,280	$18,177
Nestle SA (Switzerland)	184,212	22,214,791
NH Foods Ltd. (Japan)	9,100	343,060
Nippon Suisan Kaisha Ltd. (Japan)	474,900	2,764,043
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	730,457
Orkla ASA (Norway)	75,480	693,372
Pilgrim’s Pride Corp.*	350	10,178
Post Holdings, Inc.*	796	87,687
Premier Foods PLC (United Kingdom)	656,977	1,043,579
Sanderson Farms, Inc.	28,800	5,420,160
Seaboard Corp.	4	16,400
Tate & Lyle PLC (United Kingdom)	323,696	3,021,036
Thai Union Group PCL (Thailand)	740,500	474,050
Tyson Foods, Inc. (Class A Stock)	243,815	19,246,756
Viscofan SA (Spain)	3,807	249,167
Want Want China Holdings Ltd. (China)	35,000	26,435
WH Group Ltd. (Hong Kong), 144A	3,391,860	2,408,099
Wilmar International Ltd. (China)	2,609,600	8,051,700
		131,874,491
Gas Utilities — 0.1%
Atmos Energy Corp.	1,745	153,909
Beijing Enterprises Holdings Ltd. (China)	8,500	33,910
Enagas SA (Spain)	31,411	697,874
GAIL India Ltd. (India)	24,901	53,230
Italgas SpA (Italy)	652,620	4,188,687
National Fuel Gas Co.	1,180	61,973
Naturgy Energy Group SA (Spain)	32,599	821,238
New Jersey Resources Corp.	25,200	877,212
Nippon Gas Co. Ltd. (Japan)	14,500	199,534
ONE Gas, Inc.	39,100	2,477,767
Osaka Gas Co. Ltd. (Japan)	94,300	1,728,499
Snam SpA (Italy)	1,234,010	6,841,334
Southwest Gas Holdings, Inc.	11,900	795,872
UGI Corp.	2,825	120,401
		19,051,440
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	368,160	43,490,741
ABIOMED, Inc.*	2,800	911,456
Alcon, Inc. (Switzerland)	29,614	2,403,072
Align Technology, Inc.*	38,247	25,450,701
AngioDynamics, Inc.*	47,600	1,234,744
Ansell Ltd. (Australia)	199,282	4,891,887
Baxter International, Inc.	6,860	551,750
Becton, Dickinson & Co.	3,891	956,486
Boston Scientific Corp.*	484,980	21,043,282
Cardiovascular Systems, Inc.*	5,000	164,150
Coloplast A/S (Denmark) (Class B Stock)	5,351	836,894
CONMED Corp.	8,900	1,164,387
Cooper Cos., Inc. (The)	6,525	2,696,848
Cutera, Inc.*(a)	7,000	326,200
Danaher Corp.	164,119	49,964,388
DENTSPLY SIRONA, Inc.	77,735	4,512,517
Dexcom, Inc.*	10,880	5,949,837

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	84,500	$9,566,245
El.En. SpA (Italy)	12,480	203,394
Envista Holdings Corp.*	54,170	2,264,848
Figs, Inc. (Class A Stock)*	290	10,771
Getinge AB (Sweden) (Class B Stock)	243,670	9,701,657
Globus Medical, Inc. (Class A Stock)*	975	74,704
GN Store Nord A/S (Denmark)	10,466	723,187
Hartalega Holdings Bhd (Malaysia)	548,200	804,550
Heska Corp.*	1,000	258,540
Hill-Rom Holdings, Inc.	919	137,850
Hologic, Inc.*	3,435	253,537
Hoya Corp. (Japan)	44,000	6,868,940
ICU Medical, Inc.*	275	64,180
IDEXX Laboratories, Inc.*	21,200	13,184,280
Inmode Ltd.*	2,300	366,735
Inogen, Inc.*	9,100	392,119
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	8,325	75,522
Integer Holdings Corp.*(a)	37,900	3,385,986
Integra LifeSciences Holdings Corp.*	970	66,426
Intuitive Surgical, Inc.*	24,862	24,716,557
Kossan Rubber Industries (Malaysia)	1,719,600	948,055
Lantheus Holdings, Inc.*	92,400	2,372,832
LeMaitre Vascular, Inc.(a)	10,000	530,900
LivaNova PLC*	7,900	625,601
Masimo Corp.*	190	51,435
Medtronic PLC	108,297	13,575,029
Menicon Co. Ltd. (Japan)	142,832	5,555,167
Merit Medical Systems, Inc.*	51,300	3,683,340
Natus Medical, Inc.*	39,400	988,152
Neogen Corp.*(a)	69,200	3,005,356
Ortho Clinical Diagnostics Holdings PLC*	103,915	1,920,349
Quidel Corp.*	510	71,986
ResMed, Inc.	200	52,710
Silk Road Medical, Inc.*	7,771	427,638
Sonova Holding AG (Switzerland)	29,892	11,328,268
Sri Trang Gloves Thailand PCL (Thailand)(a)	28,600	26,381
STAAR Surgical Co.*	5,200	668,356
STERIS PLC	1,008	205,914
Straumann Holding AG (Switzerland)	6,891	12,394,083
Stryker Corp.	83,728	22,080,748
Supermax Corp. Bhd (Malaysia)	1,172,877	670,219
Tandem Diabetes Care, Inc.*	50	5,969
Teleflex, Inc.	531	199,948
Top Glove Corp. Bhd (Malaysia)	2,945,400	2,032,235
West Pharmaceutical Services, Inc.	4,600	1,952,884
Zimmer Biomet Holdings, Inc.	44,475	6,509,361
		331,552,284
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*	114,448	7,299,493
Agiliti, Inc.*(a)	37,000	704,480
agilon health, Inc.*	430	11,270
Amedisys, Inc.*	50	7,455
AmerisourceBergen Corp.	2,018	241,050
AMN Healthcare Services, Inc.*	27,900	3,201,525
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Amplifon SpA (Italy)	68,346	$3,254,247
Anthem, Inc.	68,043	25,366,430
Apollo Hospitals Enterprise Ltd. (India)	21,829	1,316,863
BML, Inc. (Japan)	5,500	209,063
Cardinal Health, Inc.	1,610	79,631
Centene Corp.*	7,890	491,626
Chemed Corp.	155	72,094
Cigna Corp.	94,309	18,876,890
Community Health Systems, Inc.*	224,200	2,623,140
CVS Health Corp.	85,945	7,293,293
DaVita, Inc.*	286	33,250
Dr. Lal PathLabs Ltd. (India), 144A	22,317	1,104,579
Encompass Health Corp.	565	42,398
Ensign Group, Inc. (The)	40,700	3,048,023
Fresenius Medical Care AG & Co. KGaA (Germany)	17,885	1,257,245
Fresenius SE & Co. KGaA (Germany)	253,250	12,133,054
Galenica AG (Switzerland), 144A	5,064	357,688
H.U. Group Holdings, Inc. (Japan)	22,500	612,669
HCA Healthcare, Inc.	60,900	14,781,648
Henry Schein, Inc.*	1,890	143,942
Humana, Inc.	1,760	684,904
Laboratory Corp. of America Holdings*	84,262	23,714,697
LHC Group, Inc.*	14,600	2,290,886
McKesson Corp.	30,304	6,042,012
Medipal Holdings Corp. (Japan)	188,200	3,551,184
ModivCare, Inc.*	4,800	871,776
Molina Healthcare, Inc.*	35,971	9,759,292
National HealthCare Corp.	8,500	594,830
NMC Health PLC (United Arab Emirates)*^	21,382	3
Oak Street Health, Inc.*	135	5,742
Option Care Health, Inc.*	33,500	812,710
Patterson Cos., Inc.	16,800	506,352
Premier, Inc. (Class A Stock)	1,645	63,760
Progyny, Inc.*(a)	8,861	496,216
Quest Diagnostics, Inc.	1,662	241,505
Select Medical Holdings Corp.	91,500	3,309,555
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	6,400	12,407
Signify Health, Inc. (Class A Stock)*	855	15,279
Sonic Healthcare Ltd. (Australia)	300,198	8,736,356
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,991,857
Talkspace, Inc.*(a)	45,596	166,425
Tenet Healthcare Corp.*	17,600	1,169,344
Toho Holdings Co. Ltd. (Japan)	92,900	1,510,891
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	34,023	1,203,394
UnitedHealth Group, Inc.	174,826	68,311,511
Universal Health Services, Inc. (Class B Stock)	1,007	139,339
		240,765,273
Health Care Technology — 0.1%
Castlight Health, Inc. (Class B Stock)*	103,100	161,867
Cerner Corp.	4,025	283,843
Certara, Inc.*	485	16,054

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Change Healthcare, Inc.*	3,400	$71,196
Computer Programs & Systems, Inc.*	32,300	1,145,358
Definitive Healthcare Corp.*(a)	2,657	113,799
NextGen Healthcare, Inc.*	78,800	1,111,080
Omnicell, Inc.*	31,600	4,690,388
Phreesia, Inc.*(a)	5,239	323,246
Sophia Genetics SA (Switzerland)*(a)	10,283	180,261
Teladoc Health, Inc.*	2,057	260,848
Veeva Systems, Inc. (Class A Stock)*	3,700	1,066,229
		9,424,169
Hotels, Restaurants & Leisure — 1.1%
888 Holdings PLC (United Kingdom)	520,982	3,042,279
Airbnb, Inc. (Class A Stock)*	52,731	8,845,625
Aramark	3,105	102,030
Bally’s Corp.*	12,494	626,449
Betsson AB (Sweden) (Class B Stock)*	61,087	506,641
Biglari Holdings, Inc. (Class B Stock)*	2,340	402,035
Bloomin’ Brands, Inc.*	96,754	2,418,850
Booking Holdings, Inc.*	9,000	21,364,830
Boyd Gaming Corp.*	875	55,353
Brinker International, Inc.*	22,800	1,118,340
Caesars Entertainment, Inc.*	1,050	117,894
Carnival Corp.*	11,590	289,866
Chipotle Mexican Grill, Inc.*	5,288	9,611,046
Chuy’s Holdings, Inc.*	16,300	513,939
Darden Restaurants, Inc.	30,062	4,553,491
Del Taco Restaurants, Inc.	137,700	1,202,121
Domino’s Pizza Enterprises Ltd. (Australia)	5,856	674,665
Domino’s Pizza, Inc.	160	76,314
Evolution AB (Sweden), 144A	99,291	15,101,249
Greggs PLC (United Kingdom)	36,341	1,447,647
Hilton Worldwide Holdings, Inc.*	1,244	164,345
Hyatt Hotels Corp. (Class A Stock)*	550	42,405
Jack in the Box, Inc.(a)	33,268	3,237,974
Jubilant Foodworks Ltd. (India)	555	30,191
Kindred Group PLC (Malta), SDR	627,330	9,439,095
Las Vegas Sands Corp.*	30,700	1,123,620
MakeMyTrip Ltd. (India)*	68,033	1,849,817
Marriott International, Inc. (Class A Stock)*	37,232	5,513,687
Marriott Vacations Worldwide Corp.	570	89,678
McDonald’s Corp.	188,629	45,480,338
McDonald’s Holdings Co. Japan Ltd. (Japan)	115,200	5,441,098
MGM Resorts International	5,455	235,383
Minor International PCL (Thailand)*	1,978,091	1,827,599
Norwegian Cruise Line Holdings Ltd.*	5,000	133,550
OPAP SA (Greece)	3,196	49,374
Pandox AB (Sweden)*	63,424	1,002,817
Penn National Gaming, Inc.*(a)	40,280	2,918,689
Planet Fitness, Inc. (Class A Stock)*	350	27,493
RCI Hospitality Holdings, Inc.	14,500	993,395
Red Rock Resorts, Inc. (Class A Stock)*(a)	74,600	3,821,012
Royal Caribbean Cruises Ltd.*(a)	54,489	4,846,797
Rush Street Interactive, Inc.*(a)	24,462	469,915
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Scientific Games Corp.*(a)	42,600	$3,538,782
Six Flags Entertainment Corp.*	645	27,413
Starbucks Corp.	251,100	27,698,841
Texas Roadhouse, Inc.	33,600	3,068,688
Travel + Leisure Co.	385	20,994
Wyndham Hotels & Resorts, Inc.	460	35,507
Yum China Holdings, Inc. (China)(a)	8,355	485,509
Yum! Brands, Inc.	14,915	1,824,254
		197,508,924
Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	86,803	765,493
Berkeley Group Holdings PLC (United Kingdom)	11,665	680,125
Cavco Industries, Inc.*	5,300	1,254,722
Century Communities, Inc.	12,854	789,878
Coway Co. Ltd. (South Korea)	798	49,860
D.R. Horton, Inc.	46,334	3,890,666
De’ Longhi SpA (Italy)	28,296	1,017,724
Ecovacs Robotics Co. Ltd. (China) (Class A Stock)	3,300	77,162
Ethan Allen Interiors, Inc.	9,600	227,520
Garmin Ltd.	2,056	319,626
Husqvarna AB (Sweden) (Class B Stock)	294,212	3,518,132
Iida Group Holdings Co. Ltd. (Japan)	276,200	7,101,138
KB Home	26,600	1,035,272
Leggett & Platt, Inc.	1,795	80,488
Lennar Corp. (Class A Stock)	98,377	9,215,957
Lennar Corp. (Class B Stock)	210	16,294
LG Electronics, Inc. (South Korea)	784	83,026
M/I Homes, Inc.*	19,700	1,138,660
Meritage Homes Corp.*	4,300	417,100
Mohawk Industries, Inc.*	765	135,711
Newell Brands, Inc.	5,160	114,242
Nien Made Enterprise Co. Ltd. (Taiwan)	67,000	949,145
NVR, Inc.*	15	71,911
Open House Co. Ltd. (Japan)	7,700	453,849
Panasonic Corp. (Japan)	593,100	7,357,820
Persimmon PLC (United Kingdom)	66,374	2,388,744
PulteGroup, Inc.	2,465	113,193
Redrow PLC (United Kingdom)	270,648	2,417,000
Sekisui House Ltd. (Japan)	70,800	1,487,452
Skyline Champion Corp.*	89,500	5,375,370
Sony Group Corp. (Japan)	22,800	2,529,856
Sumitomo Forestry Co. Ltd. (Japan)	17,400	331,549
Tamron Co. Ltd. (Japan)	26,100	621,839
Tempur Sealy International, Inc.	62,400	2,895,984
Toll Brothers, Inc.	64,763	3,580,746
TopBuild Corp.*	80	16,385
Tri Pointe Homes, Inc.*	113,300	2,381,566
Vistry Group PLC (United Kingdom)	159,695	2,625,158
Whirlpool Corp.	845	172,262
		67,698,625

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products — 0.3%
Church & Dwight Co., Inc.	3,145	$259,683
Clorox Co. (The)	323	53,492
Colgate-Palmolive Co.	5,320	402,086
Henkel AG & Co. KGaA (Germany)	11,651	1,003,249
Hindustan Unilever Ltd. (India)	42,916	1,560,097
Kimberly-Clark Corp.	2,276	301,433
Procter & Gamble Co. (The)	337,451	47,175,650
Reynolds Consumer Products, Inc.	735	20,095
Spectrum Brands Holdings, Inc.	570	54,532
		50,830,317
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	700,770	15,998,579
Brookfield Renewable Corp. (Class A Stock)	1,295	50,259
China Power International Development Ltd. (China)	993,000	526,970
Clearway Energy, Inc. (Class A Stock)	5,700	160,740
Drax Group PLC (United Kingdom)	159,425	1,040,317
Electric Power Development Co. Ltd. (Japan)	211,000	3,049,010
Engie Brasil Energia SA (Brazil)	105,800	728,938
Huadian Power International Corp. Ltd. (China) (Class A Stock)	152,000	111,257
NextEra Energy Partners LP(a)	9,735	733,630
NTPC Ltd. (India)	35,445	67,600
Uniper SE (Germany)	18,277	760,735
Vistra Corp.	6,475	110,722
		23,338,757
Industrial Conglomerates — 0.5%
3M Co.	103,835	18,214,736
CITIC Ltd. (China)	850,000	897,123
CJ Corp. (South Korea)	5,315	440,190
CK Hutchison Holdings Ltd. (United Kingdom)	110,000	732,496
DCC PLC (United Kingdom)	38,559	3,209,663
General Electric Co.	202,014	20,813,502
Honeywell International, Inc.	144,324	30,637,099
Industries Qatar QSC (Qatar)	28,230	119,636
Jardine Matheson Holdings Ltd. (Hong Kong)	14,000	737,371
KOC Holding A/S (Turkey)	414,960	1,053,834
LG Corp. (South Korea)	1,759	136,566
Nisshinbo Holdings, Inc. (Japan)	251,400	1,896,998
Roper Technologies, Inc.	1,432	638,858
Samsung C&T Corp. (South Korea)	610	62,885
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	2,493,603
Sime Darby Bhd (Malaysia)	21,500	11,646
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	994,808	915,937
		83,012,143
Insurance — 1.6%
Aegon NV (Netherlands)	173,284	893,602
Aflac, Inc.	83,740	4,365,366
Ageas SA/NV (Belgium)	110,671	5,501,957
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	118,200	$1,365,833
Alleghany Corp.*	8,362	5,221,316
Allianz SE (Germany)	45,176	10,167,836
Allstate Corp. (The)	4,113	523,626
American Equity Investment Life Holding Co.	6,000	177,420
American Financial Group, Inc.	1,013	127,466
American International Group, Inc.	223,485	12,267,092
Aon PLC (Class A Stock)	4,200	1,200,234
Arch Capital Group Ltd.*	39,355	1,502,574
Argo Group International Holdings Ltd.	28,000	1,462,160
Arthur J. Gallagher & Co.	2,868	426,328
ASR Nederland NV (Netherlands)	191,131	8,719,709
Assicurazioni Generali SpA (Italy)	42,570	898,930
Assurant, Inc.	870	137,242
Assured Guaranty Ltd.	1,190	55,704
Athene Holding Ltd. (Class A Stock)*	1,715	118,112
AXA SA (France)	38,492	1,068,579
Axis Capital Holdings Ltd.	107,134	4,932,449
Brighthouse Financial, Inc.*	1,125	50,884
Brown & Brown, Inc.	3,220	178,549
Cathay Financial Holding Co. Ltd. (Taiwan)	174,000	361,084
China Development Financial Holding Corp. (Taiwan)	98,000	49,609
China Life Insurance Co. Ltd. (China) (Class H Stock)	56,000	91,694
Chubb Ltd.	255,201	44,272,269
Cincinnati Financial Corp.	2,149	245,459
CNA Financial Corp.	650	27,274
Dai-ichi Life Holdings, Inc. (Japan)	753,900	16,610,502
DB Insurance Co. Ltd. (South Korea)	23,710	1,267,365
Direct Line Insurance Group PLC (United Kingdom)	191,644	745,827
Employers Holdings, Inc.	23,200	916,168
Enstar Group Ltd.*	3,400	798,082
Erie Indemnity Co. (Class A Stock)	187	33,365
Everest Re Group Ltd.	465	116,613
Fairfax Financial Holdings Ltd. (Canada)	4,100	1,655,117
Fidelity National Financial, Inc.	67,570	3,063,624
First American Financial Corp.	1,425	95,546
Fubon Financial Holding Co. Ltd. (Taiwan)	221,100	604,299
Gjensidige Forsikring ASA (Norway)	18,740	415,246
Globe Life, Inc.	1,485	132,210
GoHealth, Inc. (Class A Stock)*	2,315	11,644
Great-West Lifeco, Inc. (Canada)(a)	34,300	1,043,678
Hanover Insurance Group, Inc. (The)	575	74,531
Hartford Financial Services Group, Inc. (The)	52,390	3,680,397
HDFC Life Insurance Co. Ltd. (India), 144A	120,141	1,167,367
iA Financial Corp., Inc. (Canada)	18,100	1,026,896
Intact Financial Corp. (Canada)	7,100	938,819
Japan Post Holdings Co. Ltd. (Japan)	987,800	8,332,973
Japan Post Insurance Co. Ltd. (Japan)	77,100	1,401,555
Just Group PLC (United Kingdom)*	514,639	632,671

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Kemper Corp.	975	$65,120
Legal & General Group PLC (United Kingdom)	383,037	1,443,213
Lemonade, Inc.*	620	41,546
Lincoln National Corp.	16,715	1,149,156
Loews Corp.	3,175	171,228
Manulife Financial Corp. (Canada)	82,300	1,584,142
Mapfre SA (Spain)	110,300	240,430
Markel Corp.*	1,965	2,348,430
Marsh & McLennan Cos., Inc.	132,414	20,051,452
Medibank Private Ltd. (Australia)	330,832	848,738
Mercury General Corp.	585	32,567
MetLife, Inc.	623,285	38,475,383
New China Life Insurance Co. Ltd. (China) (Class H Stock)	157,300	464,731
NN Group NV (Netherlands)	355,327	18,561,691
Old Mutual Ltd. (South Africa)	34,654	37,979
Old Republic International Corp.	554,725	12,830,789
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	140,000	43,437
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	104,000	101,056
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	2,500	17,032
Poste Italiane SpA (Italy), 144A	771,035	10,597,191
Power Corp. of Canada (Canada)	75,000	2,472,170
Powszechny Zaklad Ubezpieczen SA (Poland)	4,436	40,588
Primerica, Inc.	538	82,653
Principal Financial Group, Inc.	3,780	243,432
Progressive Corp. (The)	8,095	731,707
Reinsurance Group of America, Inc.	81,231	9,037,761
RenaissanceRe Holdings Ltd. (Bermuda)	32,767	4,567,720
Ryan Specialty Group Holdings, Inc. (Class A Stock)*(a)	31,231	1,057,794
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	222	43,937
SCOR SE (France)	13,942	402,921
Selective Insurance Group, Inc.	17,800	1,344,434
Shin Kong Financial Holding Co. Ltd. (Taiwan)	84,000	27,942
SiriusPoint Ltd. (Bermuda)*(a)	37,100	343,546
Steadfast Group Ltd. (Australia)	82,502	286,891
Stewart Information Services Corp.	38,100	2,410,206
Sun Life Financial, Inc. (Canada)	15,800	813,327
Topdanmark A/S (Denmark)	4,585	237,117
Travelers Cos., Inc. (The)	24,209	3,680,010
Unipol Gruppo SpA (Italy)	194,777	1,133,501
Universal Insurance Holdings, Inc.	23,700	309,048
Unum Group	3,195	80,067
W.R. Berkley Corp.	15,620	1,143,072
White Mountains Insurance Group Ltd.	42	44,924
Willis Towers Watson PLC	1,815	421,915
		291,236,846
Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	70,907	189,571,283
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	42,338	$112,843,895
Auto Trader Group PLC (United Kingdom), 144A	87,890	692,901
Cars.com, Inc.*(a)	91,300	1,154,945
Facebook, Inc. (Class A Stock)*	456,934	155,078,830
IAC/InterActiveCorp*	1,040	135,502
Kakao Corp. (South Korea)	2,271	224,199
Match Group, Inc.*(a)	61,980	9,730,240
Mixi, Inc. (Japan)	8,500	191,330
NAVER Corp. (South Korea)	8,730	2,841,739
QuinStreet, Inc.*	60,200	1,057,112
Rightmove PLC (United Kingdom)	252,109	2,324,366
Snap, Inc. (Class A Stock)*	207,125	15,300,324
Tencent Holdings Ltd. (China)	36,600	2,204,557
TripAdvisor, Inc.*	515	17,433
Twitter, Inc.*	9,505	574,007
Vimeo, Inc.*	7,210	211,758
VTEX (Brazil) (Class A Stock)*(a)	60,861	1,251,911
Weibo Corp. (China), ADR*(a)	8,700	413,163
ZoomInfo Technologies, Inc. (Class A Stock)*	22,865	1,399,109
		497,218,604
Internet & Direct Marketing Retail — 1.6%
Alibaba Group Holding Ltd. (China)*	95,456	1,763,334
Amazon.com, Inc.*	67,549	221,901,167
Coupang, Inc. (South Korea)*(a)	40,447	1,126,449
DoorDash, Inc. (Class A Stock)*	13,840	2,850,763
Duluth Holdings, Inc. (Class B Stock)*	32,900	448,427
eBay, Inc.	49,600	3,455,632
JD Health International, Inc. (China), 144A*	11,250	108,546
JD.com, Inc. (China), ADR*	28,694	2,072,855
Liquidity Services, Inc.*	26,200	566,182
Meituan (China) (Class B Stock), 144A*	16,300	519,448
MercadoLibre, Inc. (Argentina)*	23,461	39,400,403
Oisix ra daichi, Inc. (Japan)*	45,800	2,041,626
Overstock.com, Inc.*(a)	4,700	366,224
Pinduoduo, Inc. (China), ADR*	2,800	253,876
Qurate Retail, Inc. (Class A Stock)(a)	399,930	4,075,287
Shutterstock, Inc.(a)	25,100	2,844,332
Wayfair, Inc. (Class A Stock)*	458	117,024
Westwing Group AG (Germany)*	15,032	562,067
Zomato Ltd. (India)*	1,263,462	2,325,578
ZOZO, Inc. (Japan)	77,200	2,888,806
		289,688,026
IT Services — 3.2%
Accenture PLC (Class A Stock)	110,100	35,223,192
Adyen NV (Netherlands), 144A*	17,507	48,866,130
Akamai Technologies, Inc.*(a)	49,998	5,229,291
Alliance Data Systems Corp.	676	68,202
Amdocs Ltd.	40,265	3,048,463
Atos SE (France)	14,055	748,383
Automatic Data Processing, Inc.	115,767	23,144,139
Bechtle AG (Germany)	18,588	1,275,233
Broadridge Financial Solutions, Inc.	150	24,996

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Capgemini SE (France)	16,577	$3,444,553
Cloudflare, Inc. (Class A Stock)*	200	22,530
Cognizant Technology Solutions Corp. (Class A Stock)	239,885	17,801,866
Computacenter PLC (United Kingdom)	69,746	2,559,114
Concentrix Corp.*	6,088	1,077,576
Conduent, Inc.*	221,600	1,460,344
CSG Systems International, Inc.	7,000	337,400
Data#3 Ltd. (Australia)	125,808	435,413
Digital Garage, Inc. (Japan)	5,400	247,371
Dlocal Ltd. (Uruguay)*(a)	106,766	5,825,153
DXC Technology Co.*	3,385	113,770
EPAM Systems, Inc.*	25,100	14,319,048
Euronet Worldwide, Inc.*	204	25,965
EVERTEC, Inc. (Puerto Rico)	4,000	182,880
Evo Payments, Inc. (Class A Stock)*	58,137	1,376,684
ExlService Holdings, Inc.*	13,600	1,674,432
Fastly, Inc. (Class A Stock)*	1,430	57,829
Fidelity National Information Services, Inc.	42,838	5,212,528
Fiserv, Inc.*	115,999	12,585,891
FleetCor Technologies, Inc.*	855	223,386
Flywire Corp.*(a)	7,243	317,533
Fujitsu Ltd. (Japan)	111,300	20,187,547
Future Corp. (Japan)	29,900	744,619
Gartner, Inc.*	38,854	11,806,953
Genpact Ltd.	2,355	111,886
Global Payments, Inc.	22,596	3,560,678
Globant SA*(a)	40,248	11,310,090
GMO Payment Gateway, Inc. (Japan)	43,401	5,502,216
GoDaddy, Inc. (Class A Stock)*	2,040	142,188
Hackett Group, Inc. (The)	48,500	951,570
HCL Technologies Ltd. (India)	424,660	7,301,953
Infosys Ltd. (India)	72,973	1,639,881
International Business Machines Corp.	56,274	7,818,147
International Money Express, Inc.*	33,300	556,110
Itochu Techno-Solutions Corp. (Japan)	21,600	703,626
Jack Henry & Associates, Inc.	757	124,193
Kainos Group PLC (United Kingdom)	7,995	203,522
Keywords Studios PLC (Ireland)*	21,045	829,397
Larsen & Toubro Infotech Ltd. (India), 144A	26,740	2,073,262
Mastercard, Inc. (Class A Stock)	124,442	43,265,995
Maximus, Inc.	43,000	3,577,600
NEC Corp. (Japan)	18,200	986,366
NEC Networks & System Integration Corp. (Japan)	37,700	713,678
Nomura Research Institute Ltd. (Japan)	129,700	4,784,837
NS Solutions Corp. (Japan)	6,900	233,777
NSD Co. Ltd. (Japan)	43,500	794,140
NTT Data Corp. (Japan)	3,300	63,793
Obic Co. Ltd. (Japan)	3,200	608,941
Okta, Inc.*	17,440	4,139,210
Otsuka Corp. (Japan)	14,600	748,642
Paychex, Inc.	564	63,422
Payoneer Global, Inc.*	54,361	464,787
PayPal Holdings, Inc.*	138,340	35,997,451
Paysafe Ltd.*	5,660	43,865
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Reply SpA (Italy)	20,571	$3,794,128
SCSK Corp. (Japan)	76,800	1,624,441
SHIFT, Inc. (Japan)*	1,200	254,208
Shift4 Payments, Inc. (Class A Stock)*(a)	7,957	616,827
Shopify, Inc. (Canada) (Class A Stock)*	38,188	51,774,527
Snowflake, Inc. (Class A Stock)*	17,320	5,238,088
SolarWinds Corp.	473	7,913
Sopra Steria Group SACA (France)	1,085	201,297
Square, Inc. (Class A Stock)*(a)	75,049	17,999,752
StoneCo Ltd. (Brazil) (Class A Stock)*	205	7,118
Tata Consultancy Services Ltd. (India)	70,279	3,566,024
Tech Mahindra Ltd. (India)	291,112	5,392,962
TELUS International CDA, Inc. (Philippines)*(a)	19,988	699,780
TIS, Inc. (Japan)	19,500	531,371
Transcosmos, Inc. (Japan)	71,700	2,352,230
TTEC Holdings, Inc.	21,300	1,992,189
Twilio, Inc. (Class A Stock)*	39,361	12,558,127
Uchida Yoko Co. Ltd. (Japan)	12,400	603,898
Unisys Corp.*	50,700	1,274,598
VeriSign, Inc.*	42,356	8,683,404
Visa, Inc. (Class A Stock)(a)	355,664	79,224,156
Western Union Co. (The)	4,155	84,014
WEX, Inc.*	5,030	885,984
Wipro Ltd. (India)	513,291	4,372,931
		562,723,604
Leisure Products — 0.2%
American Outdoor Brands, Inc.*	12,200	299,632
Brunswick Corp.	233,395	22,235,542
Games Workshop Group PLC (United Kingdom)	11,680	1,614,019
Giant Manufacturing Co. Ltd. (Taiwan)	41,000	466,806
Harvia OYJ (Finland)	8,578	456,377
Hasbro, Inc.	1,730	154,351
Hayward Holdings, Inc.*	515	11,454
Johnson Outdoors, Inc. (Class A Stock)	5,900	624,220
MasterCraft Boat Holdings, Inc.*	41,200	1,033,296
Polaris, Inc.	244	29,197
Shimano, Inc. (Japan)	36,900	10,846,004
Smith & Wesson Brands, Inc.	55,200	1,145,952
Snow Peak, Inc. (Japan)	4,000	176,084
Thule Group AB (Sweden), 144A	69,820	3,515,874
Yamaha Corp. (Japan)	14,700	922,829
		43,531,637
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.*	160	5,438
Agilent Technologies, Inc.	67,635	10,654,542
Avantor, Inc.*	29,401	1,202,501
Bachem Holding AG (Switzerland) (Class B Stock)	552	422,675
Bio-Rad Laboratories, Inc. (Class A Stock)*	291	217,071
Bruker Corp.	31,500	2,460,150
Charles River Laboratories International, Inc.*	45	18,570

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Divi’s Laboratories Ltd. (India)	44,275	$2,859,652
Eurofins Scientific SE (Luxembourg)	187,675	24,074,033
Illumina, Inc.*	9,500	3,853,295
Inotiv, Inc.*(a)	11,600	339,184
IQVIA Holdings, Inc.*	88,442	21,185,397
Lonza Group AG (Switzerland)	11,910	8,941,013
Maccura Biotechnology Co. Ltd. (China) (Class A Stock)	18,357	81,945
Medpace Holdings, Inc.*	23,500	4,448,080
Mettler-Toledo International, Inc.*	6,400	8,815,104
PerkinElmer, Inc.	17,621	3,053,543
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	73,938	1,768,404
PPD, Inc.*	1,280	59,891
QIAGEN NV*	3,060	158,141
Repligen Corp.*	50	14,450
Samsung Biologics Co. Ltd. (South Korea), 144A*	1,294	951,002
Sartorius Stedim Biotech (France)	15,575	8,724,710
Syneos Health, Inc.*	3,476	304,080
Thermo Fisher Scientific, Inc.	78,735	44,983,668
Waters Corp.*	13,458	4,808,543
Wuxi Biologics Cayman, Inc. (China), 144A*	357,279	5,846,778
		160,251,860
Machinery — 1.4%
Aalberts NV (Netherlands)	9,778	563,697
AGCO Corp.	93,964	11,513,409
Allison Transmission Holdings, Inc.	305	10,773
Altra Industrial Motion Corp.	53,100	2,939,085
Amada Co. Ltd. (Japan)	36,900	380,582
ANDRITZ AG (Austria)	50,611	2,775,616
Ashok Leyland Ltd. (India)	1,544,774	2,767,167
Atlas Copco AB (Sweden) (Class A Stock)	81,330	4,919,096
Atlas Copco AB (Sweden) (Class B Stock)	39,216	1,996,694
Bucher Industries AG (Switzerland)	2,102	1,003,514
Caterpillar, Inc.	24,886	4,777,365
CKD Corp. (Japan)	10,000	212,568
CNH Industrial NV (United Kingdom)	721,791	12,058,906
Colfax Corp.*	28,588	1,312,189
Crane Co.	28,865	2,736,691
Cummins, Inc.	86,555	19,436,791
Deere & Co.	70,919	23,762,829
DMG Mori Co. Ltd. (Japan)	10,500	196,392
Donaldson Co., Inc.	1,495	85,828
Doosan Bobcat, Inc. (South Korea)*	832	27,728
Dover Corp.	15,965	2,482,558
Ebara Corp. (Japan)	74,700	3,689,673
Enerpac Tool Group Corp.	32,122	665,889
EnPro Industries, Inc.	20,900	1,820,808
Epiroc AB (Sweden) (Class A Stock)	58,892	1,218,703
Epiroc AB (Sweden) (Class B Stock)	70,721	1,254,707
Flowserve Corp.	1,760	61,019
Fluidra SA (Spain)	9,304	370,958
Fortive Corp.	119,086	8,403,899
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Franklin Electric Co., Inc.	38,900	$3,106,165
Fuji Corp. (Japan)	8,100	205,890
Gates Industrial Corp. PLC*	168,991	2,749,484
GEA Group AG (Germany)	16,560	756,348
Georg Fischer AG (Switzerland)	416	616,997
Graco, Inc.	860	60,174
Haitian International Holdings Ltd. (China)	48,000	147,576
Hillenbrand, Inc.	46,700	1,991,755
Hitachi Zosen Corp. (Japan)	23,000	176,502
IDEX Corp.	1,046	216,470
Illinois Tool Works, Inc.	442	91,330
IMI PLC (United Kingdom)	77,998	1,750,529
Indutrade AB (Sweden)	25,228	701,318
Ingersoll Rand, Inc.*	5,520	278,263
Interpump Group SpA (Italy)	17,504	1,134,296
ITT, Inc.	1,175	100,862
Kone OYJ (Finland) (Class B Stock)	7,810	548,348
Lincoln Electric Holdings, Inc.	19,697	2,536,777
Makita Corp. (Japan)	23,000	1,278,673
Meritor, Inc.*	95,200	2,028,712
Middleby Corp. (The)*	529	90,200
MINEBEA MITSUMI, Inc. (Japan)	36,800	937,185
MISUMI Group, Inc. (Japan)	31,700	1,344,985
Mueller Industries, Inc.	57,500	2,363,250
NGK Insulators Ltd. (Japan)	25,000	421,654
Nordson Corp.	17,291	4,117,852
Obara Group, Inc. (Japan)	19,500	679,114
Oshkosh Corp.	58,420	5,980,455
Otis Worldwide Corp.	349,052	28,719,999
PACCAR, Inc.	4,620	364,610
Parker-Hannifin Corp.	44,463	12,432,744
Pentair PLC	2,255	163,781
REV Group, Inc.(a)	49,100	842,556
Rexnord Corp.	21,510	1,382,878
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	3,940	15,498
Schindler Holding AG (Switzerland)	5,046	1,301,662
Schindler Holding AG (Switzerland) (Part. Cert.)	3,022	812,164
SFS Group AG (Switzerland)	1,805	245,941
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	8,750	85,507
Shyft Group, Inc. (The)	39,500	1,501,395
Sinotruk Hong Kong Ltd. (China)	6,000	8,914
SKF AB (Sweden) (Class B Stock)	38,390	907,088
SMC Corp. (Japan)	5,900	3,691,749
Snap-on, Inc.	723	151,071
Spirax-Sarco Engineering PLC (United Kingdom)	7,395	1,487,320
SPX FLOW, Inc.	17,700	1,293,870
Standex International Corp.	11,700	1,157,247
Stanley Black & Decker, Inc.	42,910	7,522,552
Sumitomo Heavy Industries Ltd. (Japan)	9,600	252,530
Techtronic Industries Co. Ltd. (Hong Kong)	868,488	17,079,233
Tennant Co.	2,600	192,270

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Terex Corp.	23,000	$968,300
Timken Co. (The)	860	56,261
Toro Co. (The)	76	7,403
Trelleborg AB (Sweden) (Class B Stock)	26,446	563,012
Trinity Industries, Inc.(a)	17,725	481,588
Tsugami Corp. (Japan)	50,400	760,366
Valmet OYJ (Finland)	67,355	2,439,594
VAT Group AG (Switzerland), 144A	7,035	2,786,323
Volvo AB (Sweden) (Class A Stock)	21,606	488,733
Westinghouse Air Brake Technologies Corp.	8,429	726,664
Woodward, Inc.	786	88,975
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	93,500	101,056
Xylem, Inc.	829	102,531
		241,039,683
Marine — 0.3%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	1,349	3,469,328
AP Moller - Maersk A/S (Denmark) (Class B Stock)	7,266	19,621,079
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	271,450	415,198
Costamare, Inc. (Monaco)	79,500	1,231,455
D/S Norden A/S (Denmark)	174,153	4,426,872
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	288,000	1,283,735
Genco Shipping & Trading Ltd.	13,500	271,755
Kirby Corp.*	810	38,847
Kuehne + Nagel International AG (Switzerland)	5,753	1,969,357
Matson, Inc.	45,200	3,648,092
Nippon Yusen KK (Japan)	35,100	2,637,328
Pacific Basin Shipping Ltd. (Hong Kong)	4,251,000	1,973,250
Pan Ocean Co. Ltd. (South Korea)	3,920	24,693
SITC International Holdings Co. Ltd. (China)	506,000	1,812,608
Wan Hai Lines Ltd. (Taiwan)	577,400	4,196,724
Yang Ming Marine Transport Corp. (Taiwan)*	189,000	799,303
		47,819,624
Media — 0.6%
Advantage Solutions, Inc.*	20,100	173,865
Altice USA, Inc. (Class A Stock)*	865	17,923
AMC Networks, Inc. (Class A Stock)*	3,800	177,042
Cable One, Inc.	35	63,459
Charter Communications, Inc. (Class A Stock)*	97	70,573
Cheil Worldwide, Inc. (South Korea)	576	11,019
China South Publishing & Media Group Co. Ltd. (China) (Class A Stock)	64,000	88,838
Comcast Corp. (Class A Stock)	942,933	52,738,243
CyberAgent, Inc. (Japan)	42,000	808,941
Cyfrowy Polsat SA (Poland)	115,932	1,039,043
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Dentsu Group, Inc. (Japan)	22,000	$842,664
Discovery, Inc. (Class A Stock)*	2,235	56,724
Discovery, Inc. (Class C Stock)*	4,270	103,633
DISH Network Corp. (Class A Stock)*	3,345	145,374
Entravision Communications Corp. (Class A Stock)	66,800	474,280
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	77,700	87,817
Fox Corp. (Class A Stock)	27,815	1,115,660
Fox Corp. (Class B Stock)	74,555	2,767,481
Future PLC (United Kingdom)(a)	24,316	1,199,747
Gray Television, Inc.	133,100	3,037,342
Interpublic Group of Cos., Inc. (The)	5,285	193,801
ITV PLC (United Kingdom)*	1,937,832	2,811,881
Liberty Broadband Corp. (Class A Stock)*	340	57,239
Liberty Broadband Corp. (Class C Stock)*	1,969	340,046
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,080	50,944
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	2,195	104,197
Mediaset NV (Italy)	728,825	2,087,631
Megacable Holdings SAB de CV (Mexico), UTS	94,600	288,225
Metropole Television SA (France)	12,504	260,105
MultiChoice Group (South Africa)	7,037	53,115
New York Times Co. (The) (Class A Stock)	2,215	109,133
News Corp. (Class A Stock)	371,775	8,747,866
News Corp. (Class B Stock)	73,440	1,706,011
Nexstar Media Group, Inc. (Class A Stock)	524	79,627
Omnicom Group, Inc.	2,895	209,772
ProSiebenSat.1 Media SE (Germany)	84,282	1,538,088
Publicis Groupe SA (France)	112,117	7,538,432
Schibsted ASA (Norway) (Class B Stock)	11,630	490,402
SES SA (Luxembourg)	47,002	419,894
Sirius XM Holdings, Inc.	12,200	74,420
TEGNA, Inc.	159,100	3,137,452
ViacomCBS, Inc. (Class A Stock)	80	3,366
ViacomCBS, Inc. (Class B Stock)	7,895	311,931
Vivendi SE (France)(a)	158,051	1,986,448
WPP PLC (United Kingdom)	459,762	6,160,131
		103,779,825
Metals & Mining — 0.9%
Acerinox SA (Spain)	88,722	1,135,199
Alcoa Corp.*	66,525	3,255,733
Alrosa PJSC (Russia)	706,260	1,290,677
ArcelorMittal SA (Luxembourg)	563,604	17,089,436
Aurubis AG (Germany)	34,770	2,621,813
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	76,200	102,158
BHP Group Ltd. (Australia)	332,389	9,008,640
BHP Group PLC (Australia)	32,795	828,201
BlueScope Steel Ltd. (Australia)	559,652	8,253,619

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	31,392	$1,006,723
China Hongqiao Group Ltd. (China)	15,500	19,831
Cia Siderurgica Nacional SA (Brazil)	328,700	1,737,132
Cleveland-Cliffs, Inc.*	6,165	122,129
Coronado Global Resources, Inc. (Australia), CDI, 144A*	2,498,375	2,322,979
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	640,320	1,195,898
ERO Copper Corp. (Canada)*	22,066	391,286
Evraz PLC (Russia)	477,557	3,794,291
Ferrexpo PLC (Ukraine)	633,637	2,784,598
Fortescue Metals Group Ltd. (Australia)	1,482,013	15,954,095
Freeport-McMoRan, Inc.	530,985	17,272,942
Glencore PLC (Australia)*	125,085	589,770
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	22,900	91,061
Hindalco Industries Ltd. (India)	72,034	472,650
Hyundai Steel Co. (South Korea)	675	26,775
Impala Platinum Holdings Ltd. (South Africa)	58,785	666,381
JSW Steel Ltd. (India)	6,317	56,741
Kobe Steel Ltd. (Japan)	34,700	212,512
Kumba Iron Ore Ltd. (South Africa)(a)	29,553	968,328
Mitsui Mining & Smelting Co. Ltd. (Japan)	17,000	474,837
MMC Norilsk Nickel PJSC (Russia)	8,480	2,532,745
Newmont Corp.	10,915	592,684
Nippon Light Metal Holdings Co. Ltd. (Japan)	94,700	1,648,443
Norsk Hydro ASA (Norway)	118,639	890,547
Novolipetsk Steel PJSC (Russia)	1,219,610	3,640,421
Nucor Corp.	43,805	4,314,354
Outokumpu OYJ (Finland)*	35,950	219,651
Perseus Mining Ltd. (Australia)*	202,780	204,192
Polyus PJSC (Russia)	6,622	1,087,546
POSCO (South Korea)	537	148,768
Reliance Steel & Aluminum Co.	45,863	6,531,808
Rio Tinto Ltd. (Australia)	64,510	4,648,692
Rio Tinto PLC (Australia)	217,452	14,318,638
Royal Gold, Inc.	6,389	610,086
Sandfire Resources Ltd. (Australia)	367,653	1,450,379
Severstal PAO (Russia)	313,810	6,556,333
Sibanye Stillwater Ltd. (South Africa)	20,941	64,481
South32 Ltd. (Australia)	390,620	990,796
Southern Copper Corp. (Peru)	10,400	583,856
SSAB AB (Sweden) (Class A Stock)*	150,174	740,420
SSAB AB (Sweden) (Class B Stock)*	68,815	294,297
Steel Dynamics, Inc.	109,645	6,412,040
Tata Steel Ltd. (India)	28,136	487,793
TimkenSteel Corp.*	104,000	1,360,320
United States Steel Corp.	3,615	79,422
Vale SA (Brazil)	163,245	2,273,724
Worthington Industries, Inc.	47,100	2,482,170
		158,911,041
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	7,095	111,888
Annaly Capital Management, Inc.	18,925	159,349
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Arbor Realty Trust, Inc.	9,400	$174,182
Ares Commercial Real Estate Corp.	38,600	582,088
BrightSpire Capital, Inc.	121,700	1,142,763
Chimera Investment Corp.(a)	138,300	2,053,755
Ellington Financial, Inc.	65,000	1,188,850
Granite Point Mortgage Trust, Inc.	74,200	977,214
MFA Financial, Inc.	57,500	262,775
New Residential Investment Corp.	5,855	64,405
Ready Capital Corp.	49,400	712,842
Redwood Trust, Inc.	33,400	430,526
Starwood Property Trust, Inc.	25,939	633,171
TPG RE Finance Trust, Inc.	196,500	2,432,670
		10,926,478
Multiline Retail — 0.3%
Dollar General Corp.	1,840	390,338
Dollar Tree, Inc.*	3,139	300,465
Europris ASA (Norway), 144A	50,385	334,200
Falabella SA (Chile)	14,378	50,274
Harvey Norman Holdings Ltd. (Australia)	916,994	3,308,330
Kohl’s Corp.	2,135	100,537
Marks & Spencer Group PLC (United Kingdom)*	187,506	461,400
Next PLC (United Kingdom)	12,931	1,417,515
Nordstrom, Inc.*	230	6,083
Ollie’s Bargain Outlet Holdings, Inc.*	885	53,348
Seria Co. Ltd. (Japan)	53,100	1,856,181
Target Corp.	188,500	43,123,145
Tokmanni Group Corp. (Finland)	17,805	434,900
Wesfarmers Ltd. (Australia)	30,024	1,199,831
Woolworths Holdings Ltd. (South Africa)	121,098	473,551
		53,510,098
Multi-Utilities — 0.3%
A2A SpA (Italy)	961,279	1,974,783
ACEA SpA (Italy)	8,899	191,200
Ameren Corp.	64,554	5,228,874
CenterPoint Energy, Inc.(a)	197,875	4,867,725
CMS Energy Corp.	3,940	235,336
Consolidated Edison, Inc.	4,820	349,884
Dominion Energy, Inc.	183,040	13,365,581
DTE Energy Co.	2,639	294,803
E.ON SE (Germany)	226,554	2,775,379
Engie SA (France)	187,020	2,454,811
Hera SpA (Italy)	81,992	335,820
Iren SpA (Italy)	521,726	1,552,449
MDU Resources Group, Inc.	269,493	7,995,857
NiSource, Inc.	5,300	128,419
NorthWestern Corp.	6,500	372,450
Public Service Enterprise Group, Inc.	48,380	2,946,342
Sempra Energy	54,753	6,926,254
WEC Energy Group, Inc.	4,300	379,260
		52,375,227

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.7%
Adaro Energy Tbk PT (Indonesia)	5,262,700	$644,521
Antero Midstream Corp.	4,525	47,151
Antero Resources Corp.*(a)	170,100	3,199,581
APA Corp.	414,805	8,889,271
BP PLC (United Kingdom)	2,823,968	12,783,144
BW LPG Ltd. (Singapore), 144A	1,241,229	6,790,708
Cabot Oil & Gas Corp.	4,679	101,817
California Resources Corp.*	41,200	1,689,200
Cheniere Energy, Inc.*	119,100	11,632,497
Chevron Corp.	405,932	41,181,801
China Petroleum & Chemical Corp. (China) (Class H Stock)	178,000	87,514
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	223,500	521,853
Cimarex Energy Co.	1,090	95,048
Comstock Resources, Inc.*	129,200	1,337,220
ConocoPhillips	690,280	46,780,276
Continental Resources, Inc.	785	36,228
Cosmo Energy Holdings Co. Ltd. (Japan)	112,800	2,552,040
Delek Group Ltd. (Israel)*	21,996	1,551,264
Devon Energy Corp.	59,187	2,101,730
Diamondback Energy, Inc.	1,285	121,651
DNO ASA (Norway)*	431,611	494,474
DT Midstream, Inc.	1,309	60,528
ENEOS Holdings, Inc. (Japan)	1,143,500	4,655,324
EOG Resources, Inc.	203,415	16,328,122
EQT Corp.*	3,740	76,520
Equinor ASA (Norway)	140,384	3,565,067
Exxon Mobil Corp.	789,000	46,408,980
Gaztransport Et Technigaz SA (France)	2,964	221,265
GS Holdings Corp. (South Korea)	828	31,043
Hess Corp.	3,500	273,385
Hindustan Petroleum Corp. Ltd. (India)	11,152	44,932
HollyFrontier Corp.	36,525	1,210,073
Idemitsu Kosan Co. Ltd. (Japan)	36,700	966,756
Inpex Corp. (Japan)	222,900	1,743,314
Japan Petroleum Exploration Co. Ltd. (Japan)	27,600	517,219
Kinder Morgan, Inc.	272,740	4,562,940
LUKOIL PJSC (Russia)	4,722	449,410
Lundin Energy AB (Sweden)	79,838	2,973,300
Magnolia Oil & Gas Corp. (Class A Stock)(a)	129,400	2,302,026
Marathon Oil Corp.	10,615	145,107
Marathon Petroleum Corp.	8,680	536,511
Matador Resources Co.	124,100	4,720,764
New Hope Corp. Ltd. (Australia)	141,438	244,449
Occidental Petroleum Corp.	198,040	5,858,023
OMV AG (Austria)	160,605	9,600,535
ONEOK, Inc.	6,025	349,390
Ovintiv, Inc.	105,000	3,452,400
PDC Energy, Inc.	30,916	1,465,109
PetroChina Co. Ltd. (China) (Class H Stock)	344,000	161,382
Petroleo Brasileiro SA (Brazil)	206,700	1,064,672
Phillips 66	5,930	415,278
Pioneer Natural Resources Co.	1,640	273,076
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	12,928	$20,977
PTT Exploration & Production PCL (Thailand)	10,200	35,129
Reliance Industries Ltd. (India)	9,088	307,713
Repsol SA (Spain)	268,959	3,508,621
Rosneft Oil Co. PJSC (Russia)	8,685	73,417
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	454,055	10,001,466
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	44,164	967,232
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	53,900	122,918
Targa Resources Corp.	53,530	2,634,211
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*	17,500	254,275
TotalEnergies SE (France)(a)	250,808	11,966,866
Valero Energy Corp.	5,530	390,252
VERBIO Vereinigte BioEnergie AG (Germany)	40,941	2,694,889
W&T Offshore, Inc.*(a)	140,300	521,916
Whiting Petroleum Corp.*	5,700	332,937
Williams Cos., Inc. (The)	228,642	5,930,974
World Fuel Services Corp.	103,200	3,469,584
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	234,000	441,476
		300,990,742
Paper & Forest Products — 0.0%
Hokuetsu Corp. (Japan)	94,300	574,954
Louisiana-Pacific Corp.	1,195	73,337
Suzano SA (Brazil)*	62,600	620,741
Verso Corp. (Class A Stock)	43,400	900,550
		2,169,582
Personal Products — 0.5%
BellRing Brands, Inc. (Class A Stock)*(a)	48,600	1,494,450
Best World International Ltd. (Singapore)*^	126,000	9
Colgate-Palmolive India Ltd. (India)	20,659	463,851
Coty, Inc. (Class A Stock)*	4,630	36,392
Dabur India Ltd. (India)	4,450	36,973
Estee Lauder Cos., Inc. (The) (Class A Stock)	110,767	33,222,346
Godrej Consumer Products Ltd. (India)*	2,521	34,948
Herbalife Nutrition Ltd.*	1,165	49,373
Inter Parfums, Inc.	7,100	530,867
L’Oreal SA (France)	49,287	20,337,236
Marico Ltd. (India)	54,997	406,192
Medifast, Inc.	13,600	2,619,904
Milbon Co. Ltd. (Japan)	3,000	183,603
Rohto Pharmaceutical Co. Ltd. (Japan)	9,700	297,720
Unilever PLC (United Kingdom)	522,205	28,247,218
USANA Health Sciences, Inc.*(a)	16,200	1,493,640

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
YA-MAN Ltd. (Japan)	23,100	$278,840
		89,733,562
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc.*	228,800	1,221,792
Amphastar Pharmaceuticals, Inc.*(a)	43,800	832,638
Apeloa Pharmaceutical Co. Ltd. (China) (Class A Stock)	2,200	12,974
AstraZeneca PLC (United Kingdom)	38,225	4,588,237
AstraZeneca PLC (United Kingdom), ADR	110,484	6,635,669
Aurobindo Pharma Ltd. (India)	2,125	20,700
Bayer AG (Germany)	24,656	1,339,338
Bristol-Myers Squibb Co.	624,953	36,978,469
Catalent, Inc.*	1,703	226,618
China Medical System Holdings Ltd. (China)	223,000	407,100
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (China) (Class A Stock)	21,400	93,678
Chugai Pharmaceutical Co. Ltd. (Japan)	69,300	2,539,385
Cipla Ltd. (India)	103,078	1,364,625
CSPC Pharmaceutical Group Ltd. (China)	65,600	78,100
Dermapharm Holding SE (Germany)	2,110	203,442
Dr. Reddy’s Laboratories Ltd. (India)	16,146	1,060,933
Elanco Animal Health, Inc.*	6,025	192,137
Eli Lilly & Co.	140,566	32,477,774
Faes Farma SA (Spain)	103,282	405,161
GlaxoSmithKline PLC (United Kingdom)	851,330	16,034,926
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	10,200	46,976
Hikma Pharmaceuticals PLC (Jordan)	141,569	4,650,878
Intra-Cellular Therapies, Inc.*(a)	41,400	1,543,392
Ipca Laboratories Ltd. (India)	34,550	1,122,692
Ipsen SA (France)	51,817	4,953,276
Jazz Pharmaceuticals PLC*	5,364	698,446
Johnson & Johnson	432,798	69,896,877
Kaken Pharmaceutical Co. Ltd. (Japan)	45,400	1,867,011
Kalbe Farma Tbk PT (Indonesia)	345,000	34,445
Merck & Co., Inc.	116,215	8,728,909
Merck KGaA (Germany)	70,673	15,338,014
Nektar Therapeutics*	2,355	42,296
Novartis AG (Switzerland)	103,173	8,449,593
Novo Nordisk A/S (Denmark) (Class B Stock)	190,065	18,340,687
Ono Pharmaceutical Co. Ltd. (Japan)	38,800	882,781
Organon & Co.	3,430	112,470
Orion OYJ (Finland) (Class B Stock)	28,423	1,127,604
Otsuka Holdings Co. Ltd. (Japan)	347,000	14,851,731
Perrigo Co. PLC	1,790	84,721
Pfizer, Inc.	821,960	35,352,500
Phibro Animal Health Corp. (Class A Stock)	8,200	176,628
Prestige Consumer Healthcare, Inc.*	61,000	3,422,710
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Revance Therapeutics, Inc.*	22,547	$628,159
Richter Gedeon Nyrt (Hungary)	31,921	872,969
Roche Holding AG (Switzerland)	64,537	23,594,807
Royalty Pharma PLC (Class A Stock)	1,795	64,871
Sanofi (France)	262,908	25,271,739
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	143,976	734,053
Shionogi & Co. Ltd. (Japan)	7,800	529,579
Sino Biopharmaceutical Ltd. (Hong Kong)	77,000	64,106
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	76,700	1,370,143
Sun Pharmaceutical Industries Ltd. (India)	146,981	1,619,034
Supernus Pharmaceuticals, Inc.*(a)	6,100	162,687
Takeda Pharmaceutical Co. Ltd. (Japan)	163,300	5,410,087
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,756,978
Torrent Pharmaceuticals Ltd. (India)	10,697	444,263
Tsumura & Co. (Japan)	13,100	418,867
Viatris, Inc.	16,445	222,830
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (China) (Class A Stock)	700	40,909
Zoetis, Inc.	98,638	19,149,581
		380,793,995
Professional Services — 0.5%
ALS Ltd. (Australia)	101,607	920,355
ASGN, Inc.*	42,597	4,819,425
Barrett Business Services, Inc.	5,500	419,430
BayCurrent Consulting, Inc. (Japan)	30,700	15,451,345
Benefit One, Inc. (Japan)	15,400	727,746
CACI International, Inc. (Class A Stock)*	315	82,561
Clarivate PLC*	5,915	129,538
CoStar Group, Inc.*	1,200	103,272
Dun & Bradstreet Holdings, Inc.*	2,165	36,394
Equifax, Inc.	1,024	259,502
Experian PLC (United Kingdom)	86,813	3,635,951
FTI Consulting, Inc.*	454	61,154
IHS Markit Ltd.	5,079	592,313
Insperity, Inc.	8,500	941,290
Jacobs Engineering Group, Inc.	1,770	234,578
Kelly Services, Inc. (Class A Stock)	31,400	592,832
Kforce, Inc.	27,500	1,640,100
Korn Ferry	39,800	2,879,928
Legalzoom.com, Inc.*	100	2,640
Leidos Holdings, Inc.	1,910	183,608
ManpowerGroup, Inc.	40,434	4,378,194
Nielsen Holdings PLC	4,840	92,880
Randstad NV (Netherlands)(a)	271,811	18,205,039
Recruit Holdings Co. Ltd. (Japan)	81,300	4,949,233
Robert Half International, Inc.	185	18,561
Science Applications International Corp.	57,085	4,884,193
SmartGroup Corp. Ltd. (Australia)	179,961	1,231,115
Sterling Check Corp.*	6,126	159,031

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TransUnion	62,520	$7,021,621
TriNet Group, Inc.*	17,000	1,607,860
Verisk Analytics, Inc.	780	156,211
Wolters Kluwer NV (Netherlands)	53,760	5,698,225
		82,116,125
Real Estate Management & Development — 0.6%
Agile Group Holdings Ltd. (China)	1,370,000	1,282,021
Aldar Properties PJSC (United Arab Emirates)	785,631	870,641
Allreal Holding AG (Switzerland)	1,025	203,388
Aroundtown SA (Germany)	104,762	722,967
Azrieli Group Ltd. (Israel)	3,437	310,570
Capitaland Investment Ltd. (Singapore)*	141,588	354,543
Castellum AB (Sweden)	45,746	1,118,912
CBRE Group, Inc. (Class A Stock)*	159,793	15,557,446
China Aoyuan Group Ltd. (China)	252,000	132,548
China Evergrande Group (China)(a)	123,000	46,424
China Overseas Land & Investment Ltd. (China)	311,500	704,418
China Overseas Property Holdings Ltd. (China)	165,000	136,428
China Resources Land Ltd. (China)	22,000	92,750
China Resources Mixc Lifestyle Services Ltd. (China), 144A	6,000	33,121
CK Asset Holdings Ltd. (Hong Kong)	2,322,675	13,390,972
Country Garden Services Holdings Co. Ltd. (China)	13,000	102,404
Cushman & Wakefield PLC*(a)	18,500	344,285
Daiwa House Industry Co. Ltd. (Japan)	215,500	7,196,639
Emaar Properties PJSC (United Arab Emirates)	744,431	823,779
Fabege AB (Sweden)	39,084	590,205
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	132,600	95,899
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	476,800	366,931
Hang Lung Properties Ltd. (Hong Kong)	155,000	353,124
Henderson Land Development Co. Ltd. (Hong Kong)	433,200	1,655,738
Hongkong Land Holdings Ltd. (Hong Kong)	109,800	525,545
Hopson Development Holdings Ltd. (China)	81,500	290,594
Howard Hughes Corp. (The)*	9,602	843,152
Intershop Holding AG (Switzerland)	602	375,569
Jones Lang LaSalle, Inc.*	4,501	1,116,653
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	3,086,531
Kaisa Group Holdings Ltd. (China)*	1,404,000	383,501
Kerry Properties Ltd. (Hong Kong)	84,000	221,194
Kojamo OYJ (Finland)	45,044	933,588
KWG Group Holdings Ltd. (China)	937,000	919,018
LEG Immobilien SE (Germany)	8,988	1,269,044
Lifestyle Communities Ltd. (Australia)	13,270	210,843
Logan Group Co. Ltd. (China)	339,000	353,897
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Longfor Group Holdings Ltd. (China), 144A	56,000	$255,427
Marcus & Millichap, Inc.*	20,200	820,524
Mitsui Fudosan Co. Ltd. (Japan)	91,451	2,173,262
New World Development Co. Ltd. (Hong Kong)	322,909	1,311,233
Newmark Group, Inc. (Class A Stock)	104,900	1,501,119
Nexity SA (France)	37,889	1,805,730
Nomura Real Estate Holdings, Inc. (Japan)	13,300	345,812
Opendoor Technologies, Inc.*	4,580	94,027
Realogy Holdings Corp.*	76,200	1,336,548
RiseSun Real Estate Development Co. Ltd. (China) (Class A Stock)	121,500	90,646
RMR Group, Inc. (The) (Class A Stock)	15,700	525,165
Samhallsbyggnadsbolaget i Norden AB (Sweden)	135,722	751,867
Shenzhen Investment Ltd. (China)	672,000	169,222
Shurgard Self Storage SA (Belgium)	5,441	299,800
Sino Land Co. Ltd. (Hong Kong)	62,000	82,876
Sumitomo Realty & Development Co. Ltd. (Japan)	53,188	1,934,882
Sun Hung Kai Properties Ltd. (Hong Kong)	1,075,528	13,396,179
Sunac China Holdings Ltd. (China)	227,000	483,399
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	405,000	2,400,863
Swire Properties Ltd. (Hong Kong)	496,250	1,244,989
Swiss Prime Site AG (Switzerland)	3,582	350,780
TAG Immobilien AG (Germany)	116,066	3,401,843
Tokyo Tatemono Co. Ltd. (Japan)	21,700	342,894
VGP NV (Belgium)	5,397	1,247,240
Vonovia SE (Germany)	21,543	1,294,261
Wharf Holdings Ltd. (The) (China)	251,000	829,889
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	340,265	1,748,095
Yanlord Land Group Ltd. (China)	2,005,100	1,631,272
Yuexiu Property Co. Ltd. (China)	1,195,400	1,122,689
		100,007,815
Road & Rail — 0.4%
AMERCO	922	595,640
CSX Corp.	213,445	6,347,854
J.B. Hunt Transport Services, Inc.	4,030	673,897
Kansas City Southern	911	246,553
Knight-Swift Transportation Holdings, Inc.	2,175	111,251
Landstar System, Inc.	58	9,154
Localiza Rent a Car SA (Brazil)	4,500	45,267
Norfolk Southern Corp.	35,357	8,459,162
Old Dominion Freight Line, Inc.	31,211	8,925,722
Redde Northgate PLC (United Kingdom)	316,460	1,726,449
Ryder System, Inc.	710	58,724
Saia, Inc.*	18,095	4,307,153
Schneider National, Inc. (Class B Stock)	660	15,008
Seibu Holdings, Inc. (Japan)*	50,302	633,841

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
TFI International, Inc. (Canada)	7,683	$785,049
TuSimple Holdings, Inc. (Class A Stock)*	380	14,109
Uber Technologies, Inc.*	236,582	10,598,874
Union Pacific Corp.	127,616	25,014,012
Werner Enterprises, Inc.(a)	94,000	4,161,380
XPO Logistics, Inc.*	183	14,563
		72,743,662
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	60,500	6,225,450
Advantest Corp. (Japan)	21,500	1,926,876
Alpha & Omega Semiconductor Ltd.*	7,200	225,864
Amkor Technology, Inc.	128,700	3,211,065
Analog Devices, Inc.	4,399	736,745
Applied Materials, Inc.	250,000	32,182,500
ASE Technology Holding Co. Ltd. (Taiwan)	249,000	961,195
ASM International NV (Netherlands)	9,302	3,634,745
ASM Pacific Technology Ltd. (Hong Kong)	31,500	346,193
ASMedia Technology, Inc. (Taiwan)	1,000	59,278
ASML Holding NV (Netherlands)	60,751	45,361,428
Axcelis Technologies, Inc.*(a)	14,700	691,341
BE Semiconductor Industries NV (Netherlands)	6,530	517,281
Broadcom, Inc.	132,598	64,300,748
Brooks Automation, Inc.	5,131	525,158
Cirrus Logic, Inc.*	45,085	3,712,750
CMC Materials, Inc.	24,800	3,056,104
Cohu, Inc.*	8,800	281,072
Cree, Inc.*	1,560	125,939
Daqo New Energy Corp. (China), ADR*	300	17,100
Diodes, Inc.*	18,100	1,639,679
Disco Corp. (Japan)	3,000	837,943
Entegris, Inc.	5,294	666,515
Ferrotec Holdings Corp. (Japan)	6,500	184,542
First Solar, Inc.*	1,435	136,985
Globalwafers Co. Ltd. (Taiwan)	27,000	762,438
Ichor Holdings Ltd.*	10,000	410,900
Intel Corp.	696,870	37,129,234
KLA Corp.	41,600	13,915,616
Kulicke & Soffa Industries, Inc. (Singapore)	54,000	3,147,120
Lam Research Corp.	37,201	21,172,949
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	83,591	1,061,705
MACOM Technology Solutions Holdings, Inc.*	11,416	740,556
Marvell Technology, Inc.	11,150	672,456
MediaTek, Inc. (Taiwan)	51,000	1,654,945
Melexis NV (Belgium)	2,412	256,707
Microchip Technology, Inc.	41,078	6,305,062
Micron Technology, Inc.	31,740	2,252,905
MKS Instruments, Inc.	5,321	802,992
Monolithic Power Systems, Inc.	11,300	5,476,884
Nanya Technology Corp. (Taiwan)	31,000	72,393
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Novatek Microelectronics Corp. (Taiwan)	152,000	$2,221,640
NVIDIA Corp.	377,397	78,181,563
NXP Semiconductors NV (China)	12,300	2,409,201
ON Semiconductor Corp.*	18,627	852,558
Onto Innovation, Inc.*	4,200	303,450
Phison Electronics Corp. (Taiwan)	52,000	696,991
Photronics, Inc.*	19,000	258,970
Power Integrations, Inc.	8,400	831,516
Powertech Technology, Inc. (Taiwan)	329,000	1,226,304
Qorvo, Inc.*	33,509	5,602,370
QUALCOMM, Inc.	375,832	48,474,811
Realtek Semiconductor Corp. (Taiwan)	102,000	1,809,037
Renesas Electronics Corp. (Japan)*	128,000	1,592,511
SCREEN Holdings Co. Ltd. (Japan)	3,600	308,946
Semtech Corp.*	53,100	4,140,207
Shinko Electric Industries Co. Ltd. (Japan)	10,500	349,237
Silergy Corp. (China)	27,678	4,039,239
SK Hynix, Inc. (South Korea)	22,429	1,915,319
Skyworks Solutions, Inc.	1,186	195,429
STMicroelectronics NV (Switzerland)	152,526	6,665,840
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	223,000	4,602,561
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	229,740	25,650,471
Teradyne, Inc.	32,800	3,580,776
Texas Instruments, Inc.	284,843	54,749,673
Tokyo Electron Ltd. (Japan)	39,900	17,740,288
Tower Semiconductor Ltd. (Israel) (XNGS)*(a)	28,982	866,562
Tower Semiconductor Ltd. (Israel) (XTAE)*	6,585	197,940
Ultra Clean Holdings, Inc.*	32,100	1,367,460
United Microelectronics Corp. (Taiwan)	700,614	1,592,437
Universal Display Corp.	4,014	686,233
Vanguard International Semiconductor Corp. (Taiwan)	348,938	1,890,991
Win Semiconductors Corp. (Taiwan)	61,000	673,997
		543,073,886
Software — 4.1%
A10 Networks, Inc.*	93,600	1,261,728
Adobe, Inc.*	141,422	81,419,474
Agilysys, Inc.*	20,100	1,052,436
Alarm.com Holdings, Inc.*	20,500	1,602,895
ANSYS, Inc.*	700	238,315
Atlassian Corp. PLC (Class A Stock)*	69,834	27,334,424
Autodesk, Inc.*	41,400	11,806,038
Black Knight, Inc.*	51,615	3,716,280
Blackbaud, Inc.*	41,600	2,926,560
C3.ai, Inc. (Class A Stock)*	340	15,756
CDK Global, Inc.	55,585	2,365,142
Ceridian HCM Holding, Inc.*	1,750	197,085
ChannelAdvisor Corp.*	52,100	1,314,483
Citrix Systems, Inc.	1,081	116,067
Clear Secure, Inc. (Class A Stock)*(a)	4,592	188,502

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Clearwater Analytics Holdings, Inc. (Class A Stock)*	10,217	$261,657
CommVault Systems, Inc.*	37,600	2,831,656
Computer Engineering & Consulting Ltd. (Japan)	48,500	570,516
Cornerstone OnDemand, Inc.*	61,200	3,504,312
Crowdstrike Holdings, Inc. (Class A Stock)*	46,795	11,501,275
Dassault Systemes SE (France)	399,796	20,998,170
Datto Holding Corp.*	320	7,648
Descartes Systems Group, Inc. (The) (Canada)*	4,163	338,285
DocuSign, Inc.*	30,260	7,789,832
Dolby Laboratories, Inc. (Class A Stock)	31,372	2,760,736
Duck Creek Technologies, Inc.*	755	33,401
Dynatrace, Inc.*	145	10,291
eGain Corp.*	44,200	450,840
Envestnet, Inc.*(a)	24,400	1,957,856
Everbridge, Inc.*(a)	4,691	708,529
FireEye, Inc.*	2,225	39,605
Freshworks, Inc. (Class A Stock)*(a)	21,179	904,131
Guidewire Software, Inc.*	1,137	135,155
HubSpot, Inc.*	5,669	3,832,754
Intapp, Inc.*(a)	9,947	256,235
Intuit, Inc.	6,600	3,560,766
J2 Global, Inc.*(a)	30,200	4,125,924
Jamf Holding Corp.*	105	4,045
LiveVox Holdings, Inc.*(a)	25,313	165,041
Manhattan Associates, Inc.*	77,906	11,921,955
McAfee Corp. (Class A Stock)(a)	43,415	959,906
Medallia, Inc.*	635	21,507
Microsoft Corp.	1,211,585	341,570,043
Mimecast Ltd.*	18,800	1,195,680
N-Able, Inc.*	472	5,831
NCR Corp.*	1,135	43,993
Nemetschek SE (Germany)	2,745	287,504
NortonLifeLock, Inc.	5,470	138,391
Nuance Communications, Inc.*	2,390	131,546
Oracle Corp.	168,055	14,642,632
Oracle Corp. (Japan)	6,300	551,313
Palo Alto Networks, Inc.*	10,416	4,989,264
Paycom Software, Inc.*	26,500	13,137,375
Paycor HCM, Inc.*	75	2,637
Pegasystems, Inc.	31	3,940
Procore Technologies, Inc.*	50	4,467
Progress Software Corp.	37,200	1,829,868
PTC, Inc.*	54,100	6,480,639
QT Group OYJ (Finland)*	2,055	344,561
Rimini Street, Inc.*	46,600	449,690
salesforce.com, Inc.*	179,146	48,587,978
SAP SE (Germany)	124,616	16,866,482
Sapiens International Corp. NV (Israel)(a)	36,200	1,041,836
ServiceNow, Inc.*	8,400	5,227,068
Smartsheet, Inc. (Class A Stock)*	19,675	1,354,033
SPS Commerce, Inc.*	32,200	5,194,182
SS&C Technologies Holdings, Inc.	193,935	13,459,089
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Synopsys, Inc.*	31,963	$9,570,042
Teradata Corp.*	215	12,330
Trade Desk, Inc. (The) (Class A Stock)*	148,097	10,411,219
Trend Micro, Inc. (Japan)	16,200	901,890
Tyler Technologies, Inc.*	75	34,399
Upland Software, Inc.*	22,100	739,024
Varonis Systems, Inc.*	11,027	670,993
Verint Systems, Inc.*	32,600	1,460,154
VMware, Inc. (Class A Stock)*	690	102,603
Workday, Inc. (Class A Stock)*	22,252	5,560,552
Zoom Video Communications, Inc. (Class A Stock)*	6,100	1,595,150
		723,805,611
Specialty Retail — 1.2%
Abercrombie & Fitch Co. (Class A Stock)*	17,000	639,710
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	799,140	905,190
Academy Sports & Outdoors, Inc.*	8,000	320,160
Advance Auto Parts, Inc.	894	186,748
Asbury Automotive Group, Inc.*	7,800	1,534,572
AutoNation, Inc.*(a)	95,820	11,667,043
AutoZone, Inc.*	3,931	6,674,799
Bath & Body Works, Inc.	80,505	5,074,230
Best Buy Co., Inc.	17,132	1,811,024
Bilia AB (Sweden) (Class A Stock)	10,595	191,698
Boot Barn Holdings, Inc.*	4,719	419,377
Buckle, Inc. (The)(a)	22,900	906,611
Burlington Stores, Inc.*	56	15,880
Camping World Holdings, Inc. (Class A Stock)(a)	14,600	567,502
CarMax, Inc.*	2,040	261,038
Carvana Co.*(a)	25,191	7,596,094
China Meidong Auto Holdings Ltd. (China)	10,000	50,330
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	800	32,067
Chow Tai Fook Jewellery Group Ltd. (China)	469,600	899,674
Citi Trends, Inc.*(a)	7,561	551,651
Container Store Group, Inc. (The)*	16,000	152,320
Dick’s Sporting Goods, Inc.	850	101,804
Dunelm Group PLC (United Kingdom)	128,671	2,458,913
EDION Corp. (Japan)	95,800	904,030
Five Below, Inc.*	21,379	3,780,021
Floor & Decor Holdings, Inc. (Class A Stock)*	9,600	1,159,584
Fnac Darty SA (France)	25,554	1,678,177
Foot Locker, Inc.	173,115	7,904,431
Frasers Group PLC (United Kingdom)*	154,408	1,418,259
Gap, Inc. (The)	2,720	61,744
Group 1 Automotive, Inc.	26,500	4,978,820
Haverty Furniture Cos., Inc.(a)	5,500	185,405
Home Depot, Inc. (The)	106,182	34,855,303
Hornbach Holding AG & Co. KGaA (Germany)	4,478	580,858

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
IDOM, Inc. (Japan)	96,500	$871,892
Industria de Diseno Textil SA (Spain)	126,025	4,628,351
JB Hi-Fi Ltd. (Australia)	216,200	7,060,773
JD Sports Fashion PLC (United Kingdom)	171,132	2,400,688
Kingfisher PLC (United Kingdom)	2,112,701	9,562,612
Komeri Co. Ltd. (Japan)	42,600	1,030,666
Leslie’s, Inc.*	165	3,389
Lithia Motors, Inc.	370	117,305
Lowe’s Cos., Inc.	60,381	12,248,890
Lumber Liquidators Holdings, Inc.*	26,200	489,416
Mr. Price Group Ltd. (South Africa)	54,955	735,859
Nextage Co. Ltd. (Japan)	29,000	570,363
O’Reilly Automotive, Inc.*	16,059	9,813,013
Penske Automotive Group, Inc.	430	43,258
Petco Health & Wellness Co., Inc.*	705	14,875
Pets at Home Group PLC (United Kingdom)	60,039	389,832
Premier Investments Ltd. (Australia)	83,238	1,806,664
Ross Stores, Inc.	303,778	33,066,235
Shimamura Co. Ltd. (Japan)	46,400	4,360,547
Sonic Automotive, Inc. (Class A Stock)(a)	5,700	299,478
Super Retail Group Ltd. (Australia)	400,209	3,514,222
Tilly’s, Inc. (Class A Stock)	58,100	813,981
TJX Cos., Inc. (The)	122,541	8,085,255
USS Co. Ltd. (Japan)	21,600	368,483
Victoria’s Secret & Co.*	450	24,867
Vroom, Inc.*(a)	15,090	333,036
Williams-Sonoma, Inc.	31,648	5,612,140
Yamada Holdings Co. Ltd. (Japan)	74,800	315,034
Zhongsheng Group Holdings Ltd. (China)	56,000	451,590
Zumiez, Inc.*(a)	57,800	2,298,128
		211,855,909
Technology Hardware, Storage & Peripherals — 2.2%
3D Systems Corp.*(a)	72,600	2,001,582
Acer, Inc. (Taiwan)	879,000	778,005
Advantech Co. Ltd. (Taiwan)	62,188	808,156
Apple, Inc.	2,269,294	321,105,101
Asustek Computer, Inc. (Taiwan)	270,000	3,143,992
Brother Industries Ltd. (Japan)	139,500	3,074,586
Canon, Inc. (Japan)	649,000	15,880,426
Catcher Technology Co. Ltd. (Taiwan)	133,000	796,366
Compal Electronics, Inc. (Taiwan)	1,279,000	1,078,078
Dell Technologies, Inc. (Class C Stock)*	123,385	12,836,975
Hewlett Packard Enterprise Co.	17,695	252,154
HP, Inc.	308,780	8,448,221
Inventec Corp. (Taiwan)	1,008,000	930,350
Lenovo Group Ltd. (China)	52,000	57,302
Lite-On Technology Corp. (Taiwan)	490,000	1,090,313
Logitech International SA (Switzerland)	2,939	261,068
MCJ Co. Ltd. (Japan)	193,900	2,090,720
Micro-Star International Co. Ltd. (Taiwan)	162,000	745,640
NetApp, Inc.	1,015	91,106
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Pegatron Corp. (Taiwan)	324,000	$775,398
Pure Storage, Inc. (Class A Stock)*	230	5,787
Quadient (France)	45,264	1,088,214
Quanta Computer, Inc. (Taiwan)	267,000	739,068
Samsung Electronics Co. Ltd. (South Korea)	42,219	2,610,199
Seiko Epson Corp. (Japan)	266,800	5,374,693
Super Micro Computer, Inc.*	16,800	614,376
Wacom Co. Ltd. (Japan)	91,500	581,540
Western Digital Corp.*	178,345	10,065,792
Wistron Corp. (Taiwan)	932,000	917,251
Xerox Holdings Corp.	1,930	38,928
Xiaomi Corp. (China) (Class B Stock), 144A*	106,000	294,086
		398,575,473
Textiles, Apparel & Luxury Goods — 1.0%
Brunello Cucinelli SpA (Italy)*	40,204	2,212,835
Burberry Group PLC (United Kingdom)	76,399	1,867,334
Capri Holdings Ltd.*	120,505	5,833,647
Carter’s, Inc.	585	56,885
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	41,403	4,297,587
Columbia Sportswear Co.	11,011	1,055,294
Crocs, Inc.*	50,500	7,245,740
Deckers Outdoor Corp.*	9,530	3,432,706
EssilorLuxottica SA (France)	3,616	691,951
Feng TAY Enterprise Co. Ltd. (Taiwan)	96,200	737,789
Hanesbrands, Inc.	1,885	32,347
Hermes International (France)	14,305	19,754,962
Kering SA (France)	25,812	18,380,447
Kontoor Brands, Inc.(a)	28,278	1,412,486
Li Ning Co. Ltd. (China)	53,000	617,038
Lululemon Athletica, Inc.*	22,450	9,085,515
LVMH Moet Hennessy Louis Vuitton SE (France)	70,550	50,403,668
NIKE, Inc. (Class B Stock)	263,969	38,336,218
On Holding AG (Switzerland) (Class A Stock)*	6,340	191,024
Oxford Industries, Inc.	3,300	297,561
Pandora A/S (Denmark)	10,284	1,244,338
Pou Chen Corp. (Taiwan)	1,158,000	1,396,485
Puma SE (Germany)	11,172	1,242,505
PVH Corp.*	959	98,576
Ralph Lauren Corp.	45,529	5,055,540
Skechers USA, Inc. (Class A Stock)*	1,580	66,550
Swatch Group AG (The) (Switzerland)	5,719	1,498,827
Swatch Group AG (The) (registered shares) (Switzerland)	6,528	337,538
Tapestry, Inc.	189,500	7,015,290
Titan Co. Ltd. (India)	70,860	2,059,409
Under Armour, Inc. (Class A Stock)*	2,550	51,459
Under Armour, Inc. (Class C Stock)*	2,675	46,866
VF Corp.	1,565	104,839
		186,161,256
Thrifts & Mortgage Finance — 0.0%
Axos Financial, Inc.*	6,000	309,240

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Deutsche Pfandbriefbank AG (Germany), 144A	148,721	$1,680,554
HomeStreet, Inc.	15,700	646,055
Housing Development Finance Corp. Ltd. (India)	3,000	110,713
Meta Financial Group, Inc.	30,600	1,605,888
MGIC Investment Corp.	5,365	80,260
New York Community Bancorp, Inc.	6,110	78,636
Premier Financial Corp.	32,000	1,018,880
Provident Financial Services, Inc.	40,300	945,841
TFS Financial Corp.	660	12,580
UWM Holdings Corp.	650	4,518
WSFS Financial Corp.	10,988	563,794
		7,056,959
Tobacco — 0.5%
Altria Group, Inc.	501,400	22,823,728
British American Tobacco PLC (United Kingdom)	650,390	22,810,913
Imperial Brands PLC (United Kingdom)	426,619	8,960,839
ITC Ltd. (India)	21,462	68,061
Japan Tobacco, Inc. (Japan)	791,500	15,529,616
Philip Morris International, Inc.	105,288	9,980,250
Scandinavian Tobacco Group A/S (Denmark), 144A	319,099	6,304,412
Swedish Match AB (Sweden)	381,893	3,344,530
Vector Group Ltd.	104,300	1,329,825
		91,152,174
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,445	56,846
Applied Industrial Technologies, Inc.	35,000	3,154,550
Ashtead Group PLC (United Kingdom)	200,560	15,202,639
Boise Cascade Co.	43,600	2,353,528
Brenntag SE (Germany)	109,112	10,158,324
Core & Main, Inc. (Class A Stock)*(a)	20,795	545,037
Fastenal Co.	875	45,159
Ferguson PLC	116,336	16,195,427
GMS, Inc.*	91,000	3,985,800
Grafton Group PLC (United Kingdom), UTS	33,813	582,180
Hanwa Co. Ltd. (Japan)	18,400	568,736
Herc Holdings, Inc.*	2,200	359,612
Howden Joinery Group PLC (United Kingdom)	50,544	610,045
IMCD NV (Netherlands)	5,538	1,058,912
ITOCHU Corp. (Japan)	123,000	3,586,139
Kloeckner & Co. SE (Germany)*	63,764	797,455
Marubeni Corp. (Japan)	1,171,900	9,633,535
Mitsubishi Corp. (Japan)	129,600	4,072,832
Mitsui & Co. Ltd. (Japan)	838,800	18,286,732
MSC Industrial Direct Co., Inc. (Class A Stock)	625	50,119
Rexel SA (France)*	27,235	526,029
Rush Enterprises, Inc. (Class A Stock)	26,001	1,174,205
SiteOne Landscape Supply, Inc.*	290	57,846
Sojitz Corp. (Japan)	22,500	369,690
Titan Machinery, Inc.*	11,200	290,192
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Toyota Tsusho Corp. (Japan)	25,300	$1,068,742
United Rentals, Inc.*	19,132	6,713,993
Univar Solutions, Inc.*	38,665	921,000
Veritiv Corp.*	31,200	2,794,272
W.W. Grainger, Inc.	111	43,630
Watsco, Inc.	446	118,020
Yuasa Trading Co. Ltd. (Japan)	10,700	289,804
		105,671,030
Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd. (India)	3,795	37,669
Airports of Thailand PCL (Thailand)	866,052	1,553,147
China Merchants Port Holdings Co. Ltd. (China)	26,000	44,561
COSCO SHIPPING Ports Ltd. (China)	14,000	12,098
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	2,900	33,718
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	1,620	30,220
International Container Terminal Services, Inc. (Philippines)	16,150	61,621
Kamigumi Co. Ltd. (Japan)	9,500	200,078
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	112,340	105,816
Taiwan High Speed Rail Corp. (Taiwan)	350,000	371,271
		2,450,199
Water Utilities — 0.0%
American States Water Co.	35,200	3,010,304
American Water Works Co., Inc.	2,482	419,557
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	185,800	1,313,215
Essential Utilities, Inc.	24,671	1,136,840
		5,879,916
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	728,400	644,714
Freenet AG (Germany)	36,940	967,526
Globe Telecom, Inc. (Philippines)	8,200	480,209
Gogo, Inc.*(a)	164,500	2,845,850
KDDI Corp. (Japan)	215,800	7,120,772
Mobile Telecommunications Co. (Kuwait)	16,022	31,844
PLDT, Inc. (Philippines)	1,480	48,823
Shenandoah Telecommunications Co.	23,900	754,762
SK Telecom Co. Ltd. (South Korea)	292	79,472
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	312,150
SoftBank Corp. (Japan)(a)	409,800	5,560,679
SoftBank Group Corp. (Japan)	137,100	7,906,109
T-Mobile US, Inc.*	56,023	7,157,498
Turkcell Iletisim Hizmetleri A/S (Turkey)	234,253	402,745
Vodacom Group Ltd. (South Africa)	58,393	558,820

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	5,743,805	$8,778,431
		43,650,404

Total Common Stocks (cost $9,065,253,101)		10,288,114,480
Exchange-Traded Funds — 0.3%
Financial Select Sector SPDR Fund	801,500	30,080,295
iShares iBoxx High Yield Corporate Bond ETF(a)	20,000	1,749,800
iShares MSCI EAFE ETF(a)	129,146	10,074,679
iShares MSCI EAFE Small-Cap ETF(a)	95,100	7,076,391
iShares Russell 1000 Value ETF	14,100	2,206,791
Materials Select Sector SPDR Fund	115,000	9,097,650

Total Exchange-Traded Funds (cost $56,591,970)		60,285,606
Preferred Stocks — 0.3%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,810	518,654
Hyundai Motor Co. (South Korea) (2nd PRFC)	6,552	522,706
Hyundai Motor Co. (South Korea) (PRFC)	6,950	559,190
Volkswagen AG (Germany) (PRFC)	19,118	4,255,411
		5,855,961
Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	35,800	190,381
Itausa SA (Brazil) (PRFC)	74,400	152,878
		343,259
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	60,000	1,753,800
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)*	96,900	1,055,878
LG Chem Ltd. (South Korea) (PRFC)	132	41,366
		1,097,244
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	391,700	2,789,354
Cia Energetica de Minas Gerais (Brazil) (PRFC)	1,417,195	3,643,342
Cia Paranaense de Energia (Brazil) (PRFC B)	3,464,300	4,650,238
		11,082,934
Health Care Equipment & Supplies — 0.1%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	807,302
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Sartorius AG (Germany) (PRFC)	27,904	$17,618,871
		18,426,173
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	8,359	773,603
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	22,555	1,048,428
Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	86,631	827,216
Gerdau SA (Brazil) (PRFC)	173,200	861,905
		1,689,121
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	304,600	1,521,392
Surgutneftegas PJSC (Russia) (PRFC)	51,600	28,591
		1,549,983
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	6,143	358,619

Total Preferred Stocks (cost $37,856,121)		43,979,125

	Units
Rights* — 0.0%
Insurance — 0.0%
Fubon Financial Holding Co. Ltd. (Taiwan), expiring 10/20/21	7,662	4,743
Fubon Financial Holding Co. Ltd. Preferred Shares (Taiwan), expiring 10/25/21	4,660	2,701
		7,444
Metals & Mining — 0.0%
Sandfire Resources Ltd. (Australia), expiring 10/13/21	312,623	12,829

Total Rights (cost $0)		20,273

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.4%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class C
1.480%	02/18/26	1,300	1,317,671
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27	500	497,054
Drive Auto Receivables Trust,
Series 2020-02, Class B
1.420%	03/17/25	1,800	1,809,797

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		800	$808,477
Series 2021-03A, Class D
1.550%	06/15/27		8,000	7,984,296
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		7,400	7,399,089
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		4,700	4,704,944
Series 2021-02A, Class B, 144A
2.120%	12/27/27		400	402,378
Series 2021-02A, Class C, 144A
2.520%	12/27/27		300	303,374
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25		300	302,394
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		989	989,740
Series 2021-02, Class E, 144A
2.280%	12/26/28		1,800	1,800,527
Series 2021-03, Class D, 144A
1.009%	02/26/29		1,063	1,062,971
Series 2021-03, Class G, 144A
9.812%	02/26/29		1,300	1,297,804
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25		6,860	6,900,287
Series 2019-01A, Class A, 144A
3.630%	09/14/27		14,900	15,970,586
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		2,000	2,020,578
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		2,500	2,488,023
				58,059,990
Collateralized Loan Obligations — 3.3%
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.405%(c)	10/25/31		15,000	15,001,706
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.250%(c)	04/15/30	EUR	2,000	2,319,597
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.222%(c)	10/17/32		8,000	8,000,000
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32		8,750	8,751,707
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/24/33	EUR	14,000	$16,261,626
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/31		40,000	40,008,936
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.416%(c)	10/15/33		20,000	20,001,770
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		9,200	9,204,811
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34		8,250	8,242,569
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.050%(c)	01/15/34	EUR	15,250	17,736,742
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34		9,000	9,000,431
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	09/15/31	EUR	5,450	6,268,189
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.584%(c)	10/20/33		10,000	10,031,350
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.524%(c)	01/17/34		5,250	5,266,041
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.266%(c)	04/15/34		10,000	10,001,727
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31		7,000	7,003,279
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.428%(c)	04/15/33		19,000	19,033,277
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	26,500	30,726,535
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	9,000	10,367,628

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.306%(c)	01/15/31		13,500	$13,499,980
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/17/31		13,000	13,002,952
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.446%(c)	01/15/32		28,850	28,863,055
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34		3,750	3,749,063
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.825%(c)	11/15/31		35,000	35,182,123
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
0.000%(cc)	10/12/30		5,500	5,499,849
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)
2.040%(c)	09/01/31		6,000	6,032,366
Penta CLO DAC (Luxembourg),
Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.150%(c)	01/15/34	EUR	12,500	14,506,540
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.554%(c)	10/18/31		25,250	25,250,000
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.414%(c)	01/20/32		11,750	11,828,976
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	07/20/30		12,000	12,006,146
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/32		39,250	39,255,632
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		5,150	5,149,948
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.434%(c)	07/17/26		764	763,696
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		11,402	11,407,447
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		9,000	$9,004,325
Voya Euro CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.150%(c)	01/15/34	EUR	30,000	34,786,335
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.288%(c)	01/22/31		15,000	14,999,966
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	04/20/32		29,500	29,513,010
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.416%(c)	04/15/30		6,841	6,841,330
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		18,477	18,465,069
				592,835,729
Consumer Loans — 0.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,200	953,387
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,300	1,302,600
Series 2019-01A, Class A, 144A
3.000%	12/20/27		6,800	6,914,325
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,600	3,677,144
Series 2021-01A, Class B, 144A
2.470%	11/20/31		150	150,695
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		2,400	2,446,299
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		4,000	4,052,607
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		4,900	4,980,037
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,300	1,303,472
Series 2021-A, Class B, 144A
1.760%	03/08/28		900	902,304
Series 2021-A, Class C, 144A
3.440%	03/08/28		200	202,789

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		5,140	$5,152,658
				32,038,317
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		11,600	13,444,455
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	4,585	6,270,074
				19,714,529
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,400	6,677,398
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.436%(c)	08/25/33		918	929,019
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	05/25/33		1,364	1,372,019
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.166%(c)	04/25/34		424	426,143
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.806%(c)	07/25/34		91	90,363
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.886%(c)	08/25/35		719	709,556
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	10/25/33		376	376,234
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	06/25/33		232	231,318
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	01/25/35		392	392,084
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.915%)
1.001%(c)	04/25/35		27	27,303
				4,554,039
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.436%(c)	04/25/23		3,080	$3,084,347
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24		7,660	7,581,739
				10,666,086
Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.133%(cc)	03/25/44		615	621,430
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.746%(c)	11/25/32		281	280,003
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	10/25/37		821	824,869
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%
2.233%(c)	04/25/38		4,049	4,103,287
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		143	143,528
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,806	1,807,211
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		568	568,953
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.776%(c)	05/25/35		686	686,582
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.650%(cc)	11/25/35		940	951,683
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	10,433	10,453,276
				20,440,822
Student Loans — 0.3%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	01/25/41		341	341,055
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		4,740	4,763,573
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		4,226	4,361,655

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		671	$677,340
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		7,692	7,956,083
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46		8,987	9,290,275
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		6,014	6,153,423
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		4,830	4,918,860
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,800	6,978,974
				45,441,238

Total Asset-Backed Securities (cost $788,781,620)				790,428,148
Bank Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.340%(c)	08/24/26		1,045	649,872
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		354	387,984
Pharmaceuticals — 0.0%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.250%(c)	04/13/26	EUR	2,830	3,289,194
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,866	3,301,228
Term B, 3 Month GBP LIBOR + 4.750%
4.832%(c)	02/06/25	GBP	1,293	1,732,305
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 - 6 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
5.233%(c)	04/30/27	EUR	5,200	6,083,654
				11,117,187

Total Bank Loans (cost $15,556,831)				15,444,237
Commercial Mortgage-Backed Securities — 2.6%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	14,432,323
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class ASB
1.867%	10/15/53		11,733	11,791,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	$17,131,851
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	15,464	15,507,597
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.734%(c)	10/15/36	9,102	9,121,896
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53	6,800	7,109,157
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	16,067	17,019,394
Series 2017-C08, Class A3
3.305%	06/15/50	19,400	20,471,109
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	7,785	8,408,571
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	5,533	5,822,146
Series 2014-UBS02, Class A5
3.961%	03/10/47	5,577	5,952,760
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,600	1,694,098
Series 2015-CR25, Class A3
3.505%	08/10/48	12,519	13,254,896
Series 2015-CR26, Class A3
3.359%	10/10/48	2,990	3,151,578
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,196,960
Series 2015-LC21, Class A3
3.445%	07/10/48	6,933	7,336,449
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	21,239,176
Series 2016-COR01, Class A3
2.826%	10/10/49	11,000	11,513,620
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	7,612	7,985,823
Series 2015-C03, Class A3
3.447%	08/15/48	6,593	6,941,163
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	11,454,457
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	15,000	15,876,171
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.907%(cc)	10/25/22	11,377	77,536
Series K052, Class X1, IO
0.781%(cc)	11/25/25	103,391	2,452,736

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.491%(cc)	03/25/26		31,298	$1,647,420
Series K058, Class X1, IO
1.050%(cc)	08/25/26		199,186	7,951,123
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50		489,061	2,145,170
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49		1,057,063	5,288,378
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A
0.000%(cc)	08/17/23^		2,500	2,500,000
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48		8,153	8,524,336
Series 2015-GS01, Class A2
3.470%	11/10/48		20,000	21,070,420
Series 2017-GS06, Class A2
3.164%	05/10/50		15,500	16,544,250
Series 2020-GC47, Class A4
2.125%	05/12/53		12,000	12,021,335
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47		2,986	3,126,067
Series 2014-C25, Class A4A1
3.408%	11/15/47		3,974	4,196,648
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		5,200	5,374,804
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	8,686,703
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)
2.685%(c)	04/15/38		12,200	12,226,919
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48		11,325	12,032,763
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50		25,000	26,705,815
Series 2017-H01, Class XB, IO
0.848%(cc)	06/15/50		175,741	5,857,764
OPG TRUST,
Series 2021-PORT, Class F, 144A
—%(p)	10/15/36		5,450	5,436,319
Taurus DAC (Ireland),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	08/17/31	GBP	1,050	1,415,831
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)
1.549%(c)	08/17/31	GBP	900	1,215,207
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)
1.799%(c)	08/17/31	GBP	1,250	$1,685,434
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A5
4.296%	08/15/51		7,000	7,955,858
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,364	1,413,170
Series 2015-LC20, Class A4
2.925%	04/15/50		5,000	5,219,724
Series 2015-NXS01, Class A4
2.874%	05/15/48		7,500	7,786,880
Series 2015-NXS04, Class A3
3.452%	12/15/48		15,777	16,670,698
Series 2016-C37, Class A4
3.525%	12/15/49		5,100	5,541,932
Series 2017-C39, Class ASB
3.212%	09/15/50		11,915	12,675,612
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.934%(c)	05/15/31		300	300,751
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.484%(c)	05/15/31		200	200,500
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.584%(c)	05/15/31		300	300,750
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.584%(c)	05/15/31		6,600	6,616,512

Total Commercial Mortgage-Backed Securities (cost $456,758,779)				471,278,484
Corporate Bonds — 7.8%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		3,110	3,164,413
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)		1,350	1,361,687
7.125%	06/15/26(a)		1,100	1,154,198
7.500%	03/15/25		6,500	6,643,475
7.875%	04/15/27(a)		4,025	4,173,217
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)		1,455	1,442,245
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		6,715	6,873,179
				24,812,414

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,550	$3,551,716
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		610	618,043
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		2,325	2,718,706
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29		1,395	1,470,384
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,220	2,282,395
4.625%	04/15/29		495	511,718
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,554	1,582,478
				9,183,724
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)		3,700	3,894,296
5.291%	12/08/46		2,140	2,385,039
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)		675	670,433
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		2,705	3,199,003
5.150%	04/01/38(a)		790	941,237
6.250%	10/02/43		1,860	2,502,090
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30(a)		9,480	10,155,494
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		540	535,192
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	2,000	2,522,910
				26,805,694
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)		1,040	1,065,245
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		3,000	3,128,514
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)	3,205	$3,255,297
			7,449,056
Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	860,978
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	1,600	1,620,328
Sr. Unsec’d. Notes
1.849%	03/25/26	4,400	4,455,115
2.746%	05/28/25	2,600	2,726,115
3.125%	02/23/23	1,635	1,692,865
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,260	2,397,312
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	12,970	13,259,176
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,585	1,616,762
2.687%(ff)	04/22/32	3,600	3,674,981
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51	11,750	13,901,553
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	2,820	2,872,282
Sub. Notes
6.110%	01/29/37	3,080	4,153,091
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	14,385	14,494,159
4.610%(ff)	02/15/23	6,610	6,711,041
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,805	2,760,437
1.675%(ff)	06/30/27	1,840	1,834,410
1.904%(ff)	09/30/28	4,930	4,907,217
2.159%(ff)	09/15/29	890	882,890
2.219%(ff)	06/09/26	4,645	4,767,781
2.871%(ff)	04/19/32	800	817,278
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	2,600	2,666,170
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32(a)	17,780	17,983,797
2.572%(ff)	06/03/31(a)	12,860	13,100,691
3.887%(ff)	01/10/28	1,810	2,000,680
8.125%	07/15/39	1,110	1,888,927
Sub. Notes
4.125%	07/25/28	500	558,425
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	2,595	2,693,460

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	10,030	$10,209,200
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	600	647,239
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	5,460	5,565,883
3.091%(ff)	05/14/32	2,500	2,562,707
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25	5,045	5,075,820
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,300	3,576,510
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	4,955	5,172,815
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	1,950	1,953,839
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	4,660	4,646,306
2.615%(ff)	04/22/32	2,550	2,580,091
3.500%	04/01/25	730	784,853
3.750%	02/25/26	660	723,587
3.800%	03/15/30(a)	3,450	3,841,476
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.125%(c)	07/24/23(a)	2,320	2,335,934
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32	8,290	8,212,030
Sub. Notes
5.150%	05/22/45	2,552	3,341,667
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	1,225	1,216,034
2.804%(ff)	05/24/32	1,155	1,170,766
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27(a)	2,175	2,187,746
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%	06/01/32	1,205	1,235,049
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,345	1,404,407
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	4,295	4,393,664
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)	807	809,577
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.926%(c)	11/01/21(a)(oo)	3,505	3,513,021
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	20,620	19,906,130
2.069%(ff)	06/01/29	5,520	5,532,151
2.580%(ff)	04/22/32(a)	5,390	5,473,754
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.200%	01/25/23		1,420	$1,473,993
3.509%(ff)	01/23/29		885	963,305
3.964%(ff)	11/15/48		2,975	3,460,250
4.260%(ff)	02/22/48		3,550	4,300,395
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23		1,000	1,025,970
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,457,217
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.554%(ff)	07/09/27		2,960	2,952,450
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	1,100	1,281,770
1.593%(ff)	05/04/27		1,455	1,459,185
3.217%(ff)	04/22/42		125	130,693
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		11,765	12,163,371
5.597%(ff)	03/24/51		11,495	17,053,193
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38		610	701,946
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		930	929,402
3.073%(ff)	05/22/28		6,415	6,806,636
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27		2,595	2,580,276
2.625%	01/22/25		900	934,904
3.875%	03/28/24		10,100	10,798,915
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27		1,900	1,879,404
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		1,220	1,213,989
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)		35,000	35,694,307
				348,631,748
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		3,930	4,880,567
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		3,445	4,465,239
				9,345,806

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.0%
HCRX Investments Holdco LP,
Sr. Unsec’d. Notes, 144A
4.500%	08/01/29		200	$201,737
Building Materials — 0.0%
API Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,912,559
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30(a)		900	917,885
4.750%	01/15/28(a)		1,725	1,797,355
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		1,000	1,052,248
				5,680,047
Chemicals — 0.1%
Diamond BC BV,
Gtd. Notes
5.625%	08/15/25	EUR	7,847	9,220,984
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	6,500	7,595,425
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		878	936,420
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)		2,500	2,626,127
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		960	973,354
5.875%	03/27/24		3,070	3,229,123
6.500%	09/27/28		400	442,185
				25,023,618
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,556,044
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)		940	937,819
4.625%	06/01/28		585	583,435
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	837,873
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		4,490	4,910,351
7.000%	10/15/37		1,780	2,641,207
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	1,228,189
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	$1,267,602
4.678%	07/01/2114		1,300	1,867,796
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	4,930	5,704,355
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		325	328,808
4.875%	01/15/28		2,900	3,067,768
5.250%	01/15/30(a)		3,679	4,021,191
				28,952,438
Computers — 0.0%
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes
1.750%	04/10/26		2,580	2,592,782
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,942,509
				4,535,291
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,693,662
Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		1,005	1,014,093
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,745	2,961,736
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
2.354%(c)	05/31/25		2,800	2,792,103
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		1,070	1,101,888
6.000%	01/15/27		915	958,799
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,475	1,468,260
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	2,060,249
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		1,500	1,533,584
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26(a)		8,520	8,400,877
				22,291,589

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.5%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	$1,487,849
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50		4,680	4,898,407
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48		2,550	3,126,202
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	2,000	2,325,753
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,000	1,929,663
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)		470	463,130
5.000%	02/01/31		3,310	3,309,428
5.125%	03/15/28		2,500	2,531,953
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,910	2,145,821
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,896	1,994,670
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,674,286
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)		900	1,027,252
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33		2,260	2,598,080
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,000	2,138,618
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		1,025	1,067,644
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	412,855
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		900	1,312,624
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		2,670	2,684,462
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		1,000	1,100,676
7.875%	12/15/26		2,000	2,540,037
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		995	1,115,553
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,702	1,954,740
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	$1,862,253
6.625%	01/15/27		2,668	2,764,880
Gtd. Notes, 144A
5.250%	06/15/29(a)		2,500	2,666,334
Sr. Sec’d. Notes, 144A
2.000%	12/02/25(a)		765	778,537
2.450%	12/02/27		3,325	3,363,510
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,700	2,104,563
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30(a)		3,390	3,666,782
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,760,440
3.700%	09/15/47		2,400	2,733,428
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	63,160
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	1,130,469
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	529	598,018
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		7,200	7,944,864
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	6,595,042
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57		342	346,353
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $2,550,000; purchased 05/21/21)(f)
5.000%	07/31/27(a)		2,500	2,582,230
Gtd. Notes, 144A (original cost $4,258,875; purchased 05/13/21)(f)
5.625%	02/15/27		4,100	4,244,253
Sr. Unsec’d. Notes, 144A (original cost $1,100,000; purchased 05/05/21)(f)
4.375%	05/01/29(a)		1,100	1,107,909
				92,152,728
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)		965	1,030,630
7.250%	06/15/28		925	1,024,522
				2,055,152

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.1%
SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
1.750%	08/09/26		7,470	$7,396,992
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	5,208,187
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,855,301
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,552,129
5.500%	07/31/47(a)		1,000	1,020,507
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	656,680
				11,292,804
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		950	963,344
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29(a)		400	410,188
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		2,725	2,832,307
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29		1,275	1,289,143
5.875%	09/01/31(a)		1,275	1,287,780
				6,782,762
Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28		100	99,960
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		550	556,100
				656,060
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28(a)		3,700	3,939,202
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	1,985,731
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,900	7,810,541
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,503,104
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)		5,220	$5,253,736
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		810	903,753
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)		2,500	2,781,487
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		850	992,755
4.875%	10/01/49		5,100	6,210,235
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31(a)		5,550	5,934,680
				38,315,224
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24(a)		1,000	1,088,659
5.750%	05/20/27		2,361	2,668,320
5.875%	08/20/26		2,200	2,484,064
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48(a)		4,375	4,976,201
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,407,688
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		1,430	1,417,040
				14,041,972
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		100	135,371
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,500	1,776,689
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)		3,175	3,278,888
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	5,201,082
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	764,297
2.250%	03/07/39	EUR	1,005	1,351,638
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		975	975,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		525	525,000

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	$2,553,024
1.875%	10/01/49	EUR	1,430	1,745,423
				18,306,412
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,572,767
CAB SELAS (France),
Sr. Sec’d. Notes, 144A
3.375%	02/01/28	EUR	5,250	6,134,663
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,500	2,792,819
4.500%	02/15/27		10,500	11,820,267
4.750%	05/01/23		1,000	1,062,696
5.125%	06/15/39		2,000	2,470,504
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		7,660	7,658,059
3.200%	06/01/50		290	298,448
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	1,746,213
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52(a)		630	791,205
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)		2,500	2,629,304
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		4,415	4,454,795
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		3,560	4,169,532
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		9,675	11,459,216
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)		2,321	2,422,257
5.750%	01/30/40		1,126	1,421,779
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		186	189,043
Sr. Sec’d. Notes, 144A
4.250%	06/01/29		2,500	2,539,123
4.625%	06/15/28		315	326,782
7.500%	04/01/25		1,250	1,327,215
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		2,425	2,611,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		1,825	$2,287,579
				72,186,092
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29(a)		1,075	1,086,107
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		3,000	3,303,288
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	2,040,955
6.250%	09/15/27(a)		865	909,539
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,226,520
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		3,000	3,198,642
KB Home,
Gtd. Notes
4.000%	06/15/31(a)		1,050	1,077,365
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		5,725	5,857,109
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28(a)		2,350	2,616,468
5.875%	06/15/27		1,620	1,847,525
6.625%	07/15/27		1,900	2,009,811
				25,173,329
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)		1,400	1,442,290
Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		1,550	1,573,699
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,363,479
				3,937,178
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23		7,518	7,831,974

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares (cont’d.)
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
4.000%	04/01/31(a)		1,725	$1,722,210
				9,554,184
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		1,125	1,388,331
6.250%	05/01/36		3,700	5,155,401
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	1,243,705
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		915	1,205,516
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,825	3,572,234
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		5,735	5,955,009
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,657,261
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		12,000	13,948,290
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	2,484,137
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,516,823
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	648,704
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,777,459
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	1,042,740
				42,595,610
Iron/Steel — 0.0%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22	EUR	4,700	5,446,959
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)		2,750	2,710,703
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,040	1,189,572
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		768	$805,957
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,500	1,614,904
				6,321,136
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		5,825	5,999,122
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	919,911
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,385	1,376,583
5.375%	05/01/47		2,575	3,084,442
6.384%	10/23/35		3,945	5,181,545
6.484%	10/23/45		4,485	6,087,649
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		2,860	3,038,876
3.700%	04/15/24		265	284,983
3.750%	04/01/40		3,725	4,192,658
3.950%	10/15/25		670	743,481
Gtd. Notes, 144A
2.887%	11/01/51		1,453	1,393,231
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		2,460	2,286,493
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		1,539	1,609,677
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(a)		3,000	2,943,140
UPCB Finance VII Ltd. (Netherlands),
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	1,500	1,783,135
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		685	859,807
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	430,822
				42,215,555
Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		5,415	7,422,976
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		2,000	2,027,721

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43		1,100	$1,350,369
6.250%	07/15/41		4,911	6,559,523
				17,360,589
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	600	309,111
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		1,238	1,262,238
				1,571,349
Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26(a)		998	1,130,410
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		800	826,096
9.000%	11/01/27		186	254,820
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		8,240	8,787,434
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,561,214
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	137,484
3.750%	02/15/52		105	102,396
5.250%	06/15/37		3,985	4,744,209
6.800%	09/15/37		2,450	3,269,756
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44		690	920,849
5.250%	11/15/43		690	930,332
6.000%	03/01/41		1,420	2,055,936
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		1,355	1,386,052
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,560	1,955,982
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31		455	471,783
3.250%	12/01/26		3,750	4,008,352
4.400%	03/24/51		145	164,415
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		2,395	2,578,199
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	$2,579,651
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		600	612,271
4.875%	03/30/26		109	111,782
5.375%	03/30/28		1,785	1,826,779
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		4,395	4,894,736
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)		425	437,977
6.000%	02/01/31		425	438,366
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,430	1,450,114
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,858,750
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		2,000	2,100,561
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		3,500	3,945,839
7.500%	05/01/31		2,450	3,181,939
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,000	1,349,623
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	100	147,958
5.600%	01/03/31(a)		1,700	1,843,919
6.625%	01/16/34	GBP	3,880	6,035,847
7.375%	01/17/27(a)		2,905	3,497,734
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	306,275
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	718	823,630
6.350%	02/12/48		1,902	1,600,510
6.500%	03/13/27(a)		2,560	2,702,113
6.500%	01/23/29		1,000	1,027,409
6.840%	01/23/30(a)		1,282	1,319,783
7.690%	01/23/50		2,077	1,964,760
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	8,940	10,463,278
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		1,210	1,211,045
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26		500	545,197

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)		2,365	$2,529,674
6.500%	06/15/38		1,403	1,958,076
6.800%	05/15/38		1,755	2,504,120
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4,185	4,213,745
				107,769,180
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	6,953,417
4.000%	12/21/25		246	270,948
				7,224,365
Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	4,118	4,955,400
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/22		2,533	2,555,751
4.250%	11/21/49		10,000	11,839,818
4.500%	05/14/35		1,615	1,930,489
4.550%	03/15/35		1,830	2,188,655
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		1,000	1,066,619
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30		500	466,134
5.250%	02/15/31(a)		1,025	943,050
6.125%	04/15/25		1,654	1,689,408
6.250%	02/15/29		1,715	1,696,669
7.000%	01/15/28(a)		815	834,984
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		1,470	1,395,877
4.125%	06/15/39		1,375	1,642,490
5.000%	08/15/45		2,583	3,471,332
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		4,808	5,247,839
Sr. Unsec’d. Notes
3.400%	03/15/50		1,000	1,033,297
3.400%	03/15/51		4,035	4,169,161
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		4,780	5,139,997
4.300%	03/25/28		657	749,164
5.050%	03/25/48		2,425	3,127,292
5.125%	07/20/45		1,750	2,254,114
5.300%	12/05/43		430	564,870
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	1,600	$1,985,458
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,450	1,479,303
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	840,100
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40(a)	2,035	2,013,895
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,815	5,889,450
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	3,905	4,188,510
4.000%	06/22/50	920	977,872
			71,381,598
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	2,500	2,590,650
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	85	101,319
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	2,990	3,119,729
Sr. Unsec’d. Notes
4.950%	06/15/28	3,815	4,381,742
5.000%	05/15/50	2,835	3,273,433
5.875%	01/15/24	1,300	1,427,240
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24(a)	600	623,604
5.600%	04/01/44	350	335,484
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,370,302
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,537	1,769,137
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	3,465	3,509,422
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	685	874,556
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	352,028
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	2,874	2,934,235

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.850%	10/15/37	3,550	$4,832,011
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	1,700	1,993,537
6.350%	01/15/31(a)	3,000	3,844,738
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25(a)	1,250	1,337,185
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,950	3,014,870
4.700%	06/15/44(a)	855	914,636
4.900%	02/15/45	3,000	3,256,470
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	3,050	3,125,820
7.500%	10/01/25	1,000	1,081,775
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	285	293,700
4.125%	08/15/31	285	297,841
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	455,267
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	1,920	2,104,219
4.900%	01/15/45	1,955	2,346,745
5.400%	03/04/44	3,260	4,115,348
			59,677,043
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	3,500	3,508,400
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,125	1,104,415
			4,612,815
Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,755,709
2.500%	08/16/31	270	266,270
4.050%	07/01/30	2,735	3,045,833
4.125%	05/15/29	3,500	3,933,356
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	3,630	3,669,351
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	1,245	1,205,613
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26(a)	410	466,577
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		2,640	$2,752,480
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31(a)		590	578,242
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26(a)		4,150	4,512,465
5.625%	05/01/24(a)		2,750	2,990,019
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	3,770,941
3.325%	03/24/25	EUR	4,225	5,318,347
3.692%	06/05/28	GBP	3,900	5,606,255
5.250%	08/01/26		285	293,892
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32		1,500	1,464,805
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		5,150	5,440,110
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31		1,630	1,610,846
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		7,870	8,504,305
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		1,400	1,391,952
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		4,025	3,841,036
				62,418,404
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		1,750	1,763,859
Ambience Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	575,000
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		4,010	4,666,238
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,605,708
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,435	4,547,075
				14,157,880

A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		16,175	$16,128,027
Software — 0.0%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		3,715	3,244,558
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		2,745	2,778,288
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		16	15,451
2.921%	03/17/52		29	30,170
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	526,536
				6,595,003
Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	3,233,157
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		17	16,727
3.500%	06/01/41		6,095	6,259,898
3.500%	09/15/53		11,003	10,894,740
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		2,000	1,937,058
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		5,000	5,035,984
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,424,080
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		8,540	8,990,217
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.125%	09/15/26	EUR	1,687	1,956,579
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22(a)		2,175	2,283,750
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29(a)		2,800	2,828,245
Sr. Sec’d. Notes
2.550%	02/15/31(a)		14,700	14,761,338
3.000%	02/15/41		480	465,418
3.300%	02/15/51		460	445,866
Sr. Sec’d. Notes, 144A
3.400%	10/15/52		115	112,592
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		10,330	$9,742,910
3.400%	03/22/41		2,445	2,551,360
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	374,869
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,500	1,783,800
				76,098,588
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26(a)		1,300	1,340,584
Transportation — 0.1%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		3,555	3,729,607
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,824,726
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,500	1,706,368
3.638%	06/20/22	CHF	500	548,810
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	1,127,022
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	700	817,821
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	1,500	2,687,218
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		3,425	3,615,023
				16,056,595

Total Corporate Bonds (cost $1,336,238,589)				1,386,378,399
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		555	630,125
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,330	2,138,653
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		4,685	6,172,300

A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,850	$2,454,747
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	390,017
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	850	1,168,436
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	423,702
			12,747,855
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,512,577
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	783,205
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,443,957
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,585,720
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.925%(c)	07/25/36	9,900	9,930,330
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	492,492
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,451,432
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,562,036
			4,013,468
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,483,096

Total Municipal Bonds (cost $43,921,400)			47,622,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.276%(c)	03/27/36	521	$518,965
Banc of America Funding Trust,
Series 2015-R09, Class 1A1, 144A
0.819%(cc)	12/26/46	2,770	2,803,935
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	1,782	1,782,822
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	682	682,338
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	302	304,911
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	08/26/30	650	663,368
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/30	504	504,730
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	10/25/30	500	507,644
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	650	682,382
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	657	657,643
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	1,030	1,041,095
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.450%(c)	09/25/31	150	150,367
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%(c)	09/12/26^	12,200	12,200,000
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	08/29/22	9,112	9,117,561
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.035%(c)	03/01/23	5,811	5,811,490
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	1,015	1,029,408
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	620	620,696
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	10/25/30	723	724,768

A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.586%(c)	10/25/30	860	$868,676
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33	1,265	1,278,021
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33	1,955	2,004,205
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	1,077	1,092,686
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	407	46,986
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	2,075	2,180,054
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	485	506,689
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	558	561,147
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.086%(c)	08/25/50	3,710	3,943,012
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.850%(c)	10/25/50	1,575	1,681,733
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	10/25/50	1,101	1,114,419
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	1,724	1,739,843
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	09/25/50	750	787,570
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	296	298,388
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	10/25/33	1,910	2,000,765
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.100%(c)	01/25/34	1,690	1,726,002
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	1,090	1,098,905
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.200%(c)	12/25/33	1,050	$1,064,439
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.100%(c)	12/25/33	630	635,722
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	430	430,598
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	830	830,782
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	2	2,126
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	01/25/49	53	54,011
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	4,915	4,972,434
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	382	379,873
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	1,600	1,563,660
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
0.627%(c)	03/19/35	1,237	1,245,425
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	86	85,520
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	10/25/30	336	336,503
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	1,000	1,010,000
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.236%(c)	10/25/30	600	611,490
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.650%(c)	01/25/34	1,500	1,500,885
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	01/25/34	2,390	2,395,976
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
0.906%(c)	05/25/36	80	78,413

A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Jupiter Mortgage No. 1 PLC (United Kingdom),
Series 1A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	07/20/60	GBP	2,700	$3,670,873
Legacy Mortgage Asset Trust,
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		2,112	2,129,424
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,385	2,374,340
Mortgage Repurchase Agreement Financing Trust,
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.085%(c)	08/10/23		4,100	4,102,100
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.085%(c)	08/10/23		21,315	21,325,920
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	09/15/22		26,820	26,930,335
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.586%(c)	02/22/23		8,360	8,376,959
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/31/23		6,280	6,302,026
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.836%(c)	03/31/23		7,250	7,274,535
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	02/16/22		8,990	9,000,711
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29		23	22,689
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	10/25/30		113	112,687
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	10/25/30		615	625,762
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.700%(c)	10/25/33		1,215	1,221,654
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
2.100%(c)	10/25/33		860	870,724
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57		2,668	2,668,167
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22		8,398	$8,430,293
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24		10,812	11,035,232
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.486%(c)	03/25/28		209	209,257
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.786%(c)	03/25/28		2,810	2,832,983
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29		18	17,975
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30		165	165,189
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30		1,550	1,558,738
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.700%(c)	12/27/33		2,480	2,490,911
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	06/20/70	GBP	4,714	6,415,916
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		6,870	6,876,966
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
0.926%(c)	06/25/44		945	937,207
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27		830	831,181

Total Residential Mortgage-Backed Securities (cost $216,260,247)				218,741,835
Sovereign Bonds — 1.6%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	1,007,215
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		1,258	460,886
2.000%(cc)	01/09/38		496	191,765
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	771,645

A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.690%	10/28/34	EUR	200	$316,755
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	594,453
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,735	1,722,734
3.375%	08/20/50		1,100	1,103,485
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		11,885	12,755,618
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,000	1,115,297
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	783,960
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		800	983,590
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,000	10,252,952
Croatia Government International Bond (Croatia),
Unsec’d. Notes
1.500%	06/17/31	EUR	3,000	3,638,836
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	6,629,239
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,140	1,285,551
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	860	1,001,162
Hellenic Republic Government Bond (Greece),
Bonds
4.300%	02/24/23	EUR	1,000	1,224,324
4.300%	02/24/24	EUR	1,000	1,272,743
4.300%	02/24/26	EUR	800	1,086,017
4.300%	02/24/31	EUR	2,960	4,403,463
4.300%	02/24/32	EUR	2,410	3,662,320
4.300%	02/24/35	EUR	1,795	2,869,365
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	5,000	6,460,557
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,935,726
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	6,116,638
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		1,220	1,203,608
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	5,000	5,849,667
1.100%	03/12/33	EUR	2,000	2,244,303
1.450%	09/18/26	EUR	1,280	1,540,142
1.750%	04/24/25	EUR	2,000	2,420,951
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,820	$16,166,324
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	764,608
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.900%	04/01/31	EUR	3,630	4,237,753
Sr. Unsec’d. Notes, 144A
1.800%	03/01/41	EUR	3,000	3,627,286
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		2,200	2,262,691
2.125%	10/25/23		3,200	3,303,187
2.375%	02/13/25		3,000	3,148,860
2.625%	04/20/22		1,400	1,417,877
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,512,724
1.550%	11/09/23	EUR	2,500	2,987,708
2.375%	11/09/28	EUR	2,000	2,582,963
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	4,539,470
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	4,517,320
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	864,823
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,917,321
2.750%	01/30/26	EUR	3,500	4,484,890
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	347,678
0.700%	02/03/29	EUR	2,000	2,302,374
1.200%	04/28/33	EUR	1,250	1,446,137
1.750%	04/28/41	EUR	545	629,919
Portugal Obrigacoes do Tesouro OT (Portugal),
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	7,000	7,517,276
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		3,230	3,998,858
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,230	1,634,852
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,183,110
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	983	1,294,252
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
0.942%(s)	02/20/31	EUR	2,760	2,935,868

A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.000%	10/17/49		1,000	$1,106,842
Sr. Unsec’d. Notes, EMTN
5.250%	12/07/34	GBP	777	1,402,041
5.345%	01/27/48	EUR	1,000	1,934,623
6.000%	08/04/28	GBP	12,470	21,273,318
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33(a)		12,210	15,341,579
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	644	836,319
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	2,280	2,960,883
4.125%	03/11/39	EUR	1,576	2,038,144
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	5,000	5,778,344
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,000	1,213,593
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	114,775
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,518	1,736,918
3.125%	05/15/27	EUR	6,028	7,673,828
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,205	1,326,407
2.125%	12/01/30		3,930	3,680,143
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.200%	10/31/40(k)	EUR	10,000	11,906,071
2.350%	07/30/33	EUR	6,375	8,884,874
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	1,048,674
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,600	1,623,769
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		1,660	1,766,024
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	200	214,471
6.750%	06/20/26	EUR	10,000	12,572,863
8.994%	02/01/24		675	742,602
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	2,395	2,568,293
7.750%	09/01/22		1,785	1,856,705
8.994%	02/01/24		1,000	1,100,151
9.750%	11/01/28		1,200	1,408,559

Total Sovereign Bonds (cost $285,896,123)				284,641,909
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32		910	1,318,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.750%	03/15/31	2,800	$4,063,279
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29	1,475	1,277,787
Federal National Mortgage Assoc.
2.000%	TBA	40,000	40,035,938
6.250%	05/15/29(k)	4,270	5,748,361
6.625%	11/15/30	1,340	1,910,978
7.125%	01/15/30	100	143,736
Tennessee Valley Authority Generic Strips, Bonds
2.769%(s)	09/15/30	2,350	1,935,022
2.897%(s)	03/15/33	461	350,246

Total U.S. Government Agency Obligations (cost $55,987,660)			56,783,858
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
1.375%	11/15/40(h)	67,250	60,430,430
2.250%	05/15/41	11,990	12,471,473
2.500%	02/15/46	11,900	12,872,453
2.500%	05/15/46	1,620	1,753,397
2.875%	05/15/43	17,660	20,264,850
3.125%	02/15/43(k)	3,205	3,818,958
3.625%	08/15/43	2,180	2,798,234
3.750%	11/15/43(k)	1,293	1,691,406
U.S. Treasury Notes
1.250%	08/15/31	115	112,215
1.375%	01/31/25	49,975	51,239,992
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,779,883
1.020%(s)	05/15/33(k)	1,195	969,117
1.279%(s)	11/15/41(h)(k)	21,500	13,875,058
1.459%(s)	08/15/40(k)	24,145	16,203,559
1.511%(s)	02/15/25	15,000	14,670,117
1.559%(s)	02/15/26	14,500	13,920,566
1.559%(s)	08/15/35(k)	1,500	1,153,652
1.775%(s)	02/15/40(k)	7,770	5,290,581
1.851%(s)	11/15/40	5,490	3,645,918
2.089%(s)	11/15/35	2,330	1,775,624
2.131%(s)	11/15/28(k)	1,620	1,465,024
2.161%(s)	05/15/29(k)	1,235	1,103,685
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	2,295	1,289,772
2.118%(s)	02/15/45	5,750	3,501,660

Total U.S. Treasury Obligations (cost $264,534,098)			251,097,624

Total Long-Term Investments (cost $12,623,636,539)			13,914,816,803

Shares
Short-Term Investments — 24.9%
Affiliated Mutual Funds — 23.8%
PGIM Core Ultra Short Bond Fund(wa)	3,787,927,708	3,787,927,708

A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $443,797,216; includes $443,777,962 of cash collateral for securities on loan)(b)(wa)	444,063,654	$443,797,216

Total Affiliated Mutual Funds (cost $4,231,724,924)		4,231,724,924

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.0%
U.S. Treasury Bills
0.032%	12/09/21	350	349,981
0.035%	12/09/21	400	399,978
0.035%	12/09/21	550	549,970
0.035%	12/09/21	4,000	3,999,783
0.026%	12/09/21	172,000	171,990,659

Total U.S. Treasury Obligations (cost $177,291,070)				177,290,371

Options Purchased*~ — 0.1%
(cost $24,365,565)	23,369,122

Total Short-Term Investments (cost $4,433,381,559)	4,432,384,417

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.0% (cost $17,057,018,098)	18,347,201,220

Options Written*~ — (0.0)%
(premiums received $28,808)	(5,512)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.0% (cost $17,056,989,290)	18,347,195,708

Liabilities in excess of other assets(z) — (3.0)%	(531,098,259)

Net Assets — 100.0%	$17,816,097,449

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate

A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,702,073 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $429,989,908; cash collateral of $443,777,962 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,908,875. The aggregate value of $7,934,392 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/11/26	$4,450.00		140		14	$9,831,642
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00		170		17	13,537,480
Total Options Purchased (cost $24,365,565)								$23,369,122
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660	$(4,539)
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	5,040	$(973)
Total Options Written (premiums received $28,808)									$(5,512)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
751	2 Year U.S. Treasury Notes	Dec. 2021	$165,261,071	$(97,412)
6,501	5 Year U.S. Treasury Notes	Dec. 2021	797,946,977	(4,860,478)
44	10 Year U.K. Gilt	Dec. 2021	7,419,593	(230,720)
847	10 Year U.S. Treasury Notes	Dec. 2021	111,473,145	(1,530,021)
70	10 Year U.S. Ultra Treasury Notes	Dec. 2021	10,167,500	(231,577)
1,206	20 Year U.S. Treasury Bonds	Dec. 2021	192,017,813	(4,711,834)
3	30 Year Euro Buxl	Dec. 2021	706,617	(25,371)
959	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	183,228,938	(6,334,738)
47	Euro-OAT	Dec. 2021	9,034,725	(160,484)
3,074	Mini MSCI EAFE Index	Dec. 2021	348,437,900	(16,237,845)
62	Mini MSCI Emerging Markets Index	Dec. 2021	3,861,360	(157,635)
169	NASDAQ 100 E-Mini Index	Dec. 2021	49,626,850	(2,540,866)
355	Russell 2000 E-Mini Index	Dec. 2021	39,064,200	(388,692)
12,177	S&P 500 E-Mini Index	Dec. 2021	2,616,685,088	(91,947,107)
				(129,454,780)
Short Positions:
5,449	2 Year U.S. Treasury Notes	Dec. 2021	1,199,077,995	721,308
918	5 Year Euro-Bobl	Dec. 2021	143,479,880	907,202
326	10 Year Euro-Bund	Dec. 2021	64,127,785	1,078,932
510	10 Year U.S. Treasury Notes	Dec. 2021	67,120,784	491,800
27	10 Year U.S. Ultra Treasury Notes	Dec. 2021	3,921,750	69,964
195	Euro Schatz Index	Dec. 2021	25,344,669	21,580
				3,290,786
				$(126,163,994)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	765	$552,831	$553,295	$464	$—
Brazilian Real,
Expiring 10/04/21	BNP Paribas S.A.	BRL	2,814	528,000	516,264	—	(11,736)
Expiring 10/04/21	Citibank, N.A.	BRL	1,854	355,000	340,127	—	(14,873)
Expiring 10/04/21	Credit Suisse International	BRL	24,052	4,553,217	4,413,250	—	(139,967)
Expiring 10/04/21	Credit Suisse International	BRL	2,729	518,000	500,746	—	(17,254)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	8,070	1,526,418	1,480,700	—	(45,718)
Expiring 10/04/21	The Toronto-Dominion Bank	BRL	3,662	710,000	671,966	—	(38,034)
Expiring 11/03/21	Credit Suisse International	BRL	35,111	6,594,200	6,413,451	—	(180,749)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	8,070	1,513,762	1,474,057	—	(39,705)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	2,972	547,000	542,947	—	(4,053)
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	1,918	$361,000	$350,357	$—	$(10,643)
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	31,170	42,593,362	41,998,146	—	(595,216)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	1,025	1,381,990	1,381,006	—	(984)
Canadian Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	788	622,348	622,481	133	—
Chilean Peso,
Expiring 12/15/21	BNP Paribas S.A.	CLP	433,010	530,000	530,335	335	—
Expiring 12/15/21	BNP Paribas S.A.	CLP	282,219	349,000	345,651	—	(3,349)
Expiring 12/15/21	Citibank, N.A.	CLP	517,450	650,000	633,753	—	(16,247)
Expiring 12/15/21	Citibank, N.A.	CLP	389,543	486,000	477,097	—	(8,903)
Expiring 12/15/21	HSBC Bank PLC	CLP	816,186	1,043,784	999,636	—	(44,148)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	287,405	363,000	352,003	—	(10,997)
Expiring 12/15/21	UBS AG	CLP	1,710,839	2,137,000	2,095,373	—	(41,627)
Chinese Renminbi,
Expiring 11/18/21	Citibank, N.A.	CNH	3,056	471,000	472,130	1,130	—
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	70,592	10,815,661	10,905,324	89,663	—
Colombian Peso,
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	4,216,904	1,116,129	1,101,736	—	(14,393)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	17,352	798,076	792,649	—	(5,427)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	7,842	359,000	358,233	—	(767)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	29,192	1,343,285	1,333,556	—	(9,729)
Expiring 10/19/21	UBS AG	CZK	11,783	540,000	538,276	—	(1,724)
Euro,
Expiring 10/04/21	Citibank, N.A.	EUR	298,360	348,932,366	345,634,290	—	(3,298,076)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	685	810,000	793,828	—	(16,172)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	2,019	2,340,613	2,339,640	—	(973)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	229,667	740,675	739,727	—	(948)
Expiring 10/19/21	Barclays Bank PLC	HUF	161,594	530,000	520,473	—	(9,527)
Expiring 10/19/21	Barclays Bank PLC	HUF	111,257	366,000	358,343	—	(7,657)
Indian Rupee,
Expiring 12/15/21	Citibank, N.A.	INR	153,255	2,075,724	2,046,838	—	(28,886)
Expiring 12/15/21	Citibank, N.A.	INR	80,166	1,087,000	1,070,683	—	(16,317)
Expiring 12/15/21	HSBC Bank PLC	INR	77,305	1,048,000	1,032,464	—	(15,536)
Expiring 12/15/21	HSBC Bank PLC	INR	72,965	989,000	974,511	—	(14,489)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	60,558	815,000	808,802	—	(6,198)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	60,447	813,000	807,311	—	(5,689)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	38,043	512,000	508,096	—	(3,904)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	66,788	890,000	892,002	2,002	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	66,316	885,000	885,704	704	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	48,964	659,000	653,948	—	(5,052)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	40,500	540,000	540,909	909	—
Expiring 12/15/21	UBS AG	INR	65,375	878,000	873,134	—	(4,866)
Indonesian Rupiah,
Expiring 12/15/21	Barclays Bank PLC	IDR	7,406,483	514,000	512,725	—	(1,275)
Expiring 12/15/21	Citibank, N.A.	IDR	32,483,886	2,225,533	2,248,746	23,213	—
Expiring 12/15/21	Goldman Sachs International	IDR	7,644,840	532,000	529,226	—	(2,774)
Expiring 12/15/21	Goldman Sachs International	IDR	7,168,728	497,000	496,266	—	(734)
Expiring 12/15/21	HSBC Bank PLC	IDR	10,580,977	734,000	732,484	—	(1,516)
Expiring 12/15/21	HSBC Bank PLC	IDR	7,587,392	526,000	525,249	—	(751)
Expiring 12/15/21	HSBC Bank PLC	IDR	5,193,180	354,000	359,506	5,506	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	7,360,512	512,000	509,543	—	(2,457)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	5,305,113	369,000	367,254	—	(1,746)
A53

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	5,225,948	$364,000	$361,774	$—	$(2,226)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	10,149,809	706,000	702,636	—	(3,364)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	5,162,080	352,000	357,353	5,353	—
Israeli Shekel,
Expiring 12/15/21	Citibank, N.A.	ILS	1,703	532,000	528,476	—	(3,524)
Japanese Yen,
Expiring 10/19/21	BNP Paribas S.A.	JPY	178,696	1,629,000	1,605,812	—	(23,188)
Expiring 10/19/21	HSBC Bank PLC	JPY	109,833	984,463	986,989	2,526	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	58,614	534,000	526,720	—	(7,280)
Mexican Peso,
Expiring 12/15/21	BNP Paribas S.A.	MXN	11,277	561,000	540,357	—	(20,643)
Expiring 12/15/21	Goldman Sachs International	MXN	62,356	3,081,717	2,987,776	—	(93,941)
Expiring 12/15/21	Goldman Sachs International	MXN	5,069	250,533	242,896	—	(7,637)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,123	502,000	485,026	—	(16,974)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	62,356	3,080,073	2,987,776	—	(92,297)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	5,069	250,401	242,898	—	(7,503)
New Taiwanese Dollar,
Expiring 12/15/21	Standard Chartered Bank	TWD	48,170	1,742,719	1,738,967	—	(3,752)
Expiring 12/15/21	UBS AG	TWD	28,027	1,019,000	1,011,766	—	(7,234)
New Zealand Dollar,
Expiring 10/19/21	BNP Paribas S.A.	NZD	1,962	1,342,000	1,354,467	12,467	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	655	452,166	452,476	310	—
Peruvian Nuevo Sol,
Expiring 12/15/21	Goldman Sachs International	PEN	1,478	359,000	356,571	—	(2,429)
Philippine Peso,
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	140,668	2,789,646	2,728,613	—	(61,033)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	45,379	882,000	880,239	—	(1,761)
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	6,831	1,780,957	1,717,530	—	(63,427)
Expiring 10/19/21	Goldman Sachs International	PLN	2,058	534,000	517,399	—	(16,601)
Expiring 10/19/21	HSBC Bank PLC	PLN	8,541	2,220,914	2,147,299	—	(73,615)
Russian Ruble,
Expiring 12/15/21	Barclays Bank PLC	RUB	298,649	4,010,106	4,047,562	37,456	—
Expiring 12/15/21	Barclays Bank PLC	RUB	26,024	350,000	352,699	2,699	—
Expiring 12/15/21	Credit Suisse International	RUB	29,009	392,000	393,151	1,151	—
Expiring 12/15/21	Goldman Sachs International	RUB	23,649	321,000	320,511	—	(489)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	298,649	4,028,661	4,047,562	18,901	—
Singapore Dollar,
Expiring 12/15/21	Goldman Sachs International	SGD	731	543,000	538,179	—	(4,821)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	730	544,000	537,873	—	(6,127)
South African Rand,
Expiring 12/15/21	Barclays Bank PLC	ZAR	9,740	651,000	640,024	—	(10,976)
Expiring 12/15/21	Goldman Sachs International	ZAR	7,608	521,000	499,911	—	(21,089)
Expiring 12/15/21	Goldman Sachs International	ZAR	5,333	361,000	350,430	—	(10,570)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	12,079	815,000	793,733	—	(21,267)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	9,795	653,000	643,645	—	(9,355)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	7,402	486,000	486,367	367	—
South Korean Won,
Expiring 12/15/21	Goldman Sachs International	KRW	617,761	526,000	521,061	—	(4,939)
Expiring 12/15/21	HSBC Bank PLC	KRW	1,043,061	883,000	879,789	—	(3,211)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	KRW	7,281,263	6,217,244	6,141,513	—	(75,731)
Expiring 12/15/21	Standard Chartered Bank	KRW	1,047,043	895,000	883,147	—	(11,853)
Thai Baht,
Expiring 12/15/21	HSBC Bank PLC	THB	30,365	922,000	897,071	—	(24,929)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	20,149	612,000	595,272	—	(16,728)
A54

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/15/21	Standard Chartered Bank	THB	30,191	$895,000	$891,927	$—	$(3,073)
Expiring 12/15/21	Standard Chartered Bank	THB	23,243	711,000	686,667	—	(24,333)
				$505,820,574	$500,566,157	205,289	(5,459,706)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Bank of America, N.A.	AUD	1,078	$792,572	$779,339	$13,233	$—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	1,811	1,337,353	1,309,368	27,985	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	1,117	809,000	807,407	1,593	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	1,116	804,000	806,850	—	(2,850)
Brazilian Real,
Expiring 10/04/21	Credit Suisse International	BRL	35,111	6,624,727	6,442,353	182,374	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	8,070	1,520,751	1,480,699	40,052	—
British Pound,
Expiring 10/04/21	BNP Paribas S.A.	GBP	30,894	42,328,506	41,626,748	701,758	—
Expiring 10/04/21	HSBC Bank PLC	GBP	276	379,059	371,398	7,661	—
Expiring 10/19/21	Barclays Bank PLC	GBP	815	1,133,800	1,098,643	35,157	—
Expiring 10/19/21	Barclays Bank PLC	GBP	587	813,423	791,329	22,094	—
Expiring 10/19/21	BNP Paribas S.A.	GBP	968	1,340,903	1,303,683	37,220	—
Expiring 10/19/21	BNP Paribas S.A.	GBP	721	998,649	970,929	27,720	—
Expiring 10/19/21	HSBC Bank PLC	GBP	25,237	35,086,161	34,005,341	1,080,820	—
Expiring 11/02/21	Barclays Bank PLC	GBP	31,170	42,595,139	41,999,663	595,476	—
Canadian Dollar,
Expiring 10/19/21	Bank of America, N.A.	CAD	930	744,811	734,136	10,675	—
Expiring 10/19/21	Citibank, N.A.	CAD	1,005	798,608	793,487	5,121	—
Expiring 10/19/21	HSBC Bank PLC	CAD	410	324,147	323,986	161	—
Chilean Peso,
Expiring 12/15/21	BNP Paribas S.A.	CLP	1,677,248	2,143,750	2,054,232	89,518	—
Expiring 12/15/21	Citibank, N.A.	CLP	285,176	361,000	349,272	11,728	—
Chinese Renminbi,
Expiring 11/18/21	Citibank, N.A.	CNH	12,194	1,871,000	1,883,823	—	(12,823)
Expiring 11/18/21	Citibank, N.A.	CNH	4,525	695,000	699,038	—	(4,038)
Expiring 11/18/21	Citibank, N.A.	CNH	4,014	618,000	620,164	—	(2,164)
Expiring 11/18/21	Citibank, N.A.	CNH	3,596	554,000	555,461	—	(1,461)
Expiring 11/18/21	HSBC Bank PLC	CNH	11,620	1,779,748	1,795,135	—	(15,387)
Expiring 11/18/21	HSBC Bank PLC	CNH	5,705	881,000	881,403	—	(403)
Expiring 11/18/21	HSBC Bank PLC	CNH	4,661	714,000	720,016	—	(6,016)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	5,849	896,000	903,619	—	(7,619)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	4,592	702,000	709,430	—	(7,430)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	3,588	553,000	554,330	—	(1,330)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	3,427	528,000	529,396	—	(1,396)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	3,405	525,000	526,035	—	(1,035)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	7,000	1,070,000	1,081,350	—	(11,350)
Colombian Peso,
Expiring 12/15/21	BNP Paribas S.A.	COP	2,036,549	528,000	532,082	—	(4,082)
Expiring 12/15/21	Citibank, N.A.	COP	3,382,828	878,000	883,820	—	(5,820)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	9,370,147	2,480,089	2,448,107	31,982	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	2,853,182	738,000	745,441	—	(7,441)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	2,050,950	532,000	535,845	—	(3,845)
Expiring 12/15/21	UBS AG	COP	3,357,504	870,000	877,204	—	(7,204)
Expiring 12/15/21	UBS AG	COP	1,350,624	352,000	352,873	—	(873)
A55

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/15/21	UBS AG	COP	1,328,640	$346,000	$347,129	$—	$(1,129)
Czech Koruna,
Expiring 10/19/21	Bank of America, N.A.	CZK	11,331	528,000	517,601	10,399	—
Expiring 10/19/21	BNP Paribas S.A.	CZK	7,454	348,000	340,508	7,492	—
Expiring 10/19/21	Citibank, N.A.	CZK	17,574	814,000	802,791	11,209	—
Expiring 10/19/21	Citibank, N.A.	CZK	11,778	541,000	538,023	2,977	—
Expiring 10/19/21	Goldman Sachs International	CZK	11,718	538,000	535,308	2,692	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	19,106	874,000	872,784	1,216	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	17,557	810,000	802,013	7,987	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	11,475	526,000	524,216	1,784	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	7,466	348,000	341,072	6,928	—
Euro,
Expiring 10/04/21	Citibank, N.A.	EUR	295,055	347,623,821	341,805,363	5,818,458	—
Expiring 10/04/21	Citibank, N.A.	EUR	102	120,010	117,735	2,275	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	874	1,025,472	1,012,952	12,520	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	194	228,118	224,749	3,369	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	2,135	2,532,668	2,473,491	59,177	—
Expiring 10/19/21	Bank of America, N.A.	EUR	3,420	4,045,071	3,962,650	82,421	—
Expiring 10/19/21	Bank of America, N.A.	EUR	2,314	2,747,778	2,681,122	66,656	—
Expiring 10/19/21	Bank of America, N.A.	EUR	1,118	1,323,643	1,295,908	27,735	—
Expiring 10/19/21	Bank of America, N.A.	EUR	305	360,717	353,427	7,290	—
Expiring 10/19/21	Citibank, N.A.	EUR	1,058	1,254,475	1,226,439	28,036	—
Expiring 10/19/21	Goldman Sachs International	EUR	692	816,000	802,172	13,828	—
Expiring 10/19/21	HSBC Bank PLC	EUR	509	601,007	590,049	10,958	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	685	807,000	793,763	13,237	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	200	234,994	232,274	2,720	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,265	1,486,407	1,465,399	21,008	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	957	1,124,744	1,108,383	16,361	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	305	360,279	353,261	7,018	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	40	47,141	46,514	627	—
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	80,355	95,464,387	93,113,520	2,350,867	—
Expiring 11/02/21	Citibank, N.A.	EUR	298,360	349,124,212	345,820,520	3,303,692	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	304	352,437	351,840	597	—
Hungarian Forint,
Expiring 10/19/21	Bank of America, N.A.	HUF	160,929	535,000	518,331	16,669	—
Expiring 10/19/21	Barclays Bank PLC	HUF	806,971	2,686,613	2,599,151	87,462	—
Expiring 10/19/21	Barclays Bank PLC	HUF	337,477	1,135,000	1,086,972	48,028	—
Expiring 10/19/21	Barclays Bank PLC	HUF	159,166	532,000	512,655	19,345	—
Expiring 10/19/21	Barclays Bank PLC	HUF	148,095	490,000	476,995	13,005	—
Expiring 10/19/21	Goldman Sachs International	HUF	160,849	542,000	518,075	23,925	—
Expiring 10/19/21	Goldman Sachs International	HUF	160,838	533,000	518,039	14,961	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	214,366	715,000	690,444	24,556	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	152,883	512,000	492,415	19,585	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	138,454	471,000	445,942	25,058	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	111,586	364,000	359,403	4,597	—
Indian Rupee,
Expiring 12/15/21	Goldman Sachs International	INR	67,900	908,000	906,861	1,139	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	60,224	805,000	804,345	655	—
Indonesian Rupiah,
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	5,238,887	359,000	362,670	—	(3,670)
Expiring 12/15/21	Standard Chartered Bank	IDR	11,697,994	814,000	809,811	4,189	—
Israeli Shekel,
Expiring 12/15/21	Bank of America, N.A.	ILS	1,695	527,000	526,203	797	—
Expiring 12/15/21	Goldman Sachs International	ILS	1,828	571,593	567,338	4,255	—
A56

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	84,558	$770,903	$759,867	$11,036	$—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	206,868	1,874,000	1,858,975	15,025	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	97,825	888,027	879,079	8,948	—
Mexican Peso,
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	16,576	813,000	794,230	18,770	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	16,507	815,000	790,935	24,065	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	16,430	815,000	787,225	27,775	—
New Taiwanese Dollar,
Expiring 12/15/21	Credit Suisse International	TWD	17,621	640,000	636,115	3,885	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	25,021	902,000	903,281	—	(1,281)
New Zealand Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	1,411	978,768	973,982	4,786	—
Philippine Peso,
Expiring 12/15/21	Citibank, N.A.	PHP	27,408	545,000	531,649	13,351	—
Expiring 12/15/21	Goldman Sachs International	PHP	44,862	888,000	870,208	17,792	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	53,708	1,061,000	1,041,800	19,200	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	26,713	531,000	518,167	12,833	—
Polish Zloty,
Expiring 10/19/21	Goldman Sachs International	PLN	1,158	299,000	291,146	7,854	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	2,096	528,000	526,898	1,102	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	2,083	522,000	523,801	—	(1,801)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	2,053	530,000	516,216	13,784	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	2,041	528,000	513,205	14,795	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,402	365,000	352,424	12,576	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	5,238	1,344,000	1,317,074	26,926	—
Russian Ruble,
Expiring 12/15/21	Bank of America, N.A.	RUB	36,828	500,000	499,127	873	—
Expiring 12/15/21	Citibank, N.A.	RUB	71,556	971,000	969,798	1,202	—
Expiring 12/15/21	Citibank, N.A.	RUB	40,602	550,000	550,273	—	(273)
Expiring 12/15/21	Citibank, N.A.	RUB	39,530	534,100	535,741	—	(1,641)
Expiring 12/15/21	Credit Suisse International	RUB	67,144	910,000	910,002	—	(2)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	52,874	715,000	716,596	—	(1,596)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	25,029	336,000	339,223	—	(3,223)
Expiring 12/15/21	Standard Chartered Bank	RUB	25,754	349,000	349,048	—	(48)
Singapore Dollar,
Expiring 12/15/21	BNP Paribas S.A.	SGD	1,159	856,000	853,691	2,309	—
Expiring 12/15/21	Citibank, N.A.	SGD	755	559,000	556,172	2,828	—
Expiring 12/15/21	Goldman Sachs International	SGD	15,589	11,596,813	11,478,875	117,938	—
Expiring 12/15/21	Goldman Sachs International	SGD	752	556,000	553,478	2,522	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	780	576,000	574,068	1,932	—
Expiring 12/15/21	UBS AG	SGD	1,300	966,000	957,074	8,926	—
South African Rand,
Expiring 12/15/21	Barclays Bank PLC	ZAR	67,370	4,613,792	4,426,854	186,938	—
Expiring 12/15/21	Barclays Bank PLC	ZAR	2,601	178,125	170,908	7,217	—
Expiring 12/15/21	Citibank, N.A.	ZAR	40,952	2,832,607	2,690,929	141,678	—
Expiring 12/15/21	Citibank, N.A.	ZAR	1,581	109,359	103,889	5,470	—
Expiring 12/15/21	Goldman Sachs International	ZAR	2,848	198,889	187,117	11,772	—
Expiring 12/15/21	HSBC Bank PLC	ZAR	73,759	5,112,734	4,846,687	266,047	—
Swiss Franc,
Expiring 10/19/21	HSBC Bank PLC	CHF	517	565,718	555,428	10,290	—
Expiring 10/19/21	UBS AG	CHF	2,466	2,703,422	2,647,781	55,641	—
Expiring 10/19/21	UBS AG	CHF	1,628	1,784,879	1,748,143	36,736	—
Thai Baht,
Expiring 12/15/21	Citibank, N.A.	THB	22,834	695,000	674,566	20,434	—
Expiring 12/15/21	HSBC Bank PLC	THB	196,428	6,045,976	5,803,019	242,957	—
A57

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	29,408	$879,000	$868,802	$10,198	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	23,926	727,000	706,828	20,172	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	23,775	711,999	702,381	9,618	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	23,152	680,000	683,983	—	(3,983)
Expiring 12/15/21	Standard Chartered Bank	THB	53,201	1,627,000	1,571,713	55,287	—
Expiring 12/15/21	Standard Chartered Bank	THB	41,303	1,276,000	1,220,216	55,784	—
Expiring 12/15/21	Standard Chartered Bank	THB	33,071	1,023,000	976,995	46,005	—
Turkish Lira,
Expiring 12/15/21	Morgan Stanley & Co. International PLC	TRY	16,428	1,880,936	1,775,250	105,686	—
				$1,057,812,830	$1,041,122,993	16,813,051	(123,214)
						$17,018,340	$(5,582,920)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	CHF	1,230	EUR	1,134	$6,789	$—	BNP Paribas S.A.
10/19/21	Buy	CHF	1,234	EUR	1,142	1,066	—	Morgan Stanley & Co. International PLC
10/19/21	Buy	EUR	261	HUF	92,513	4,331	—	Citibank, N.A.
10/19/21	Buy	EUR	431	HUF	152,874	7,178	—	Citibank, N.A.
10/19/21	Buy	EUR	695	PLN	3,202	326	—	Barclays Bank PLC
10/19/21	Buy	HUF	195,968	EUR	545	—	(341)	Citibank, N.A.
						$19,690	$(341)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/14/21	0.250%(M)	30,660	*	$6,600	$(2,191)	$8,791	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	2,050	1.153%	$346,678	$364,090	$17,412

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	4,840	$(5,012)	$(14,597)	$9,585	Barclays Bank PLC
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	1,585	(1,641)	(4,780)	3,139	Barclays Bank PLC
A58

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	2,550	$(28,605)	$7,185	$(35,790)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(28,269)	18,035	(46,304)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(9,479)	6,725	(16,204)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(9,423)	6,180	(15,603)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(9,423)	2,237	(11,660)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(4,880)	1,230	(6,110)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	(4,782)	1,520	(6,302)	Citibank, N.A.
				$(101,514)	$23,735	$(125,249)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)		7,800	0.362%	$13,565	$9,298	$4,267	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)		1,110	0.362%	1,930	1,111	819	Goldman Sachs International
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	1,210	0.165%	14,976	13,600	1,376	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)		610	0.810%	6,088	6,107	(19)	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,125	2.018%	(36,323)	(53,006)	16,683	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,100	2.018%	(35,895)	(62,922)	27,027	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		705	2.018%	(12,051)	(21,646)	9,595	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	2.018%	(11,965)	(21,104)	9,139	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	2.018%	(11,965)	(17,543)	5,578	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		355	2.018%	(6,068)	(8,846)	2,778	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	2.723%	(17,798)	(20,365)	2,567	Citibank, N.A.
Republic of Chile	12/20/21	1.000%(Q)		965	0.217%	1,993	1,841	152	Citibank, N.A.
Republic of Serbia	12/20/21	1.000%(Q)		1,245	0.276%	2,408	2,377	31	BNP Paribas S.A.
						$(91,105)	$(171,098)	$79,993

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	2,000	1.690%	$298,626	$290,636	$7,990	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A59

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)	JPMorgan Chase Bank, N.A.	02/22/25	$254,872	$—	$254,872

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,295	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(190,565)	$(190,565)
2,800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(198,944)	(198,944)
8,400	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(595,922)	(595,922)
675	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(28,230)	(28,230)
2,020	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(91,737)	(91,737)
4,060	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(178,810)	(178,810)
4,080	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(180,176)	(180,176)
2,480	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(108,156)	(108,156)
2,505	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(108,900)	(108,900)
2,060	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(87,170)	(87,170)
3,985	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(166,436)	(166,436)
				$—	$(1,935,046)	$(1,935,046)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A60

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	4,775	12/03/26	2.550%(S)	6 Month BBSW(2)(S)	$319,768	$293,481	$(26,287)
AUD	23,225	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	—	(283,360)	(283,360)
BRL	44,323	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(680,301)	(680,301)
BRL	35,290	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(625,863)	(625,863)
BRL	38,603	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(686,784)	(686,784)
BRL	13,051	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	(110,495)	(110,495)
BRL	14,797	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(120,700)	(120,700)
BRL	14,093	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(394,843)	(394,843)
BRL	12,110	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(334,586)	(334,586)
BRL	21,877	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(605,730)	(605,730)
BRL	43,159	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(1,196,280)	(1,196,280)
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(243,394)	(243,394)
BRL	176,320	01/04/27	7.090%(T)	1 Day BROIS(2)(T)	—	(4,657,851)	(4,657,851)
CAD	16,515	02/17/26	1.060%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(193)	(222,853)	(222,660)
CAD	6,000	02/16/31	1.608%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(142)	(124,975)	(124,833)
CAD	3,500	02/16/41	2.104%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(121)	(89,947)	(89,826)
CAD	5,000	02/16/46	2.153%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(181)	(154,211)	(154,030)
CHF	3,250	02/19/31	(0.042)%(A)	6 Month CHF LIBOR(2)(S)	—	(34,874)	(34,874)
CLP	15,060,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(2,374,343)	(2,374,343)
CLP	12,000,000	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)	—	(2,049,051)	(2,049,051)
CNH	620,000	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,203)	1,877,955	1,879,158
COP	7,750,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(47,476)	(47,476)
COP	6,560,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(96,128)	(96,128)
COP	64,600,000	02/19/27	3.755%(Q)	1 Day COOIS(2)(Q)	—	(1,656,680)	(1,656,680)
COP	5,475,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(122,698)	(122,698)
COP	3,831,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(85,215)	(85,215)
EUR	100,000	02/19/23	(0.498)%(A)	1 Day EONIA(1)(A)	—	62,014	62,014
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EONIA(2)(A)	—	(77,701)	(77,701)
EUR	2,160	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(207,934)	(186,354)	21,580
EUR	2,770	05/11/46	1.150%(A)	1 Day EONIA(2)(A)	756,629	567,300	(189,329)
EUR	3,000	02/23/51	0.388%(A)	6 Month EURIBOR(2)(S)	—	(86,525)	(86,525)
EUR	2,250	05/11/51	1.200%(A)	1 Day EONIA(1)(A)	(707,039)	(687,299)	19,740
GBP	1,115	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(25,404)	(17,470)	7,934
GBP	1,500	05/08/23	0.950%(A)	1 Day SONIA(2)(A)	25,127	23,603	(1,524)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(339,945)	(196,025)	143,920
GBP	810	05/08/26	1.000%(A)	1 Day SONIA(2)(A)	26,164	17,601	(8,563)
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	17,168	17,168
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	(160,126)	153,821
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	298,015	176,351	(121,664)
GBP	2,920	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(159,541)	(105,487)	54,054
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)	—	(151,245)	(151,245)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)	(68)	(139,170)	(139,102)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(100,352)	(64,187)	36,165
GBP	3,500	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	414,849	271,996	(142,853)
GBP	3,120	02/17/51	0.768%(A)	1 Day SONIA(2)(A)	(85)	(212,922)	(212,837)
HUF	1,500,000	04/07/26	2.150%(A)	6 Month BUBOR(2)(S)	—	(144,503)	(144,503)
HUF	196,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(73,254)	(73,254)
HUF	3,067,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(1,139,236)	(1,139,236)
HUF	864,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(276,777)	(276,777)
HUF	2,500,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(301,003)	(1,012,049)	(711,046)
ILS	7,990	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(103)	(8,311)	(8,208)
ILS	27,250	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)	—	(198,790)	(198,790)
JPY	2,000,000	02/24/28	0.050%(S)	6 Month JPY LIBOR(2)(S)	—	9,462	9,462
JPY	1,620,500	02/19/31	0.135%(S)	6 Month JPY LIBOR(2)(S)	—	53,213	53,213
A61

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,600,000	02/24/31	0.136%(S)	6 Month JPY LIBOR(2)(S)	$—	$53,533	$53,533
JPY	1,364,000	02/19/36	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	120,316	120,316
JPY	2,100,000	02/19/41	0.418%(S)	6 Month JPY LIBOR(2)(S)	—	260,090	260,090
JPY	666,500	02/19/46	0.499%(S)	6 Month JPY LIBOR(2)(S)	—	77,861	77,861
JPY	685,500	02/19/51	0.553%(S)	6 Month JPY LIBOR(2)(S)	—	57,576	57,576
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)	—	(294,351)	(294,351)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(27,236)	(27,236)
MXN	170,280	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(359)	(297,984)	(297,625)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(116)	(96,143)	(96,027)
MXN	88,400	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(62)	(482,205)	(482,143)
MXN	12,150	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(51)	(75,604)	(75,553)
MXN	32,360	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(42)	(211,262)	(211,220)
MXN	123,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(157)	(808,000)	(807,843)
MXN	125,000	02/05/31	5.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(233)	(705,621)	(705,388)
MXN	32,480	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(54)	(227,589)	(227,535)
MXN	9,115	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	(70,472)	(70,416)
NOK	83,660	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)	—	(94,827)	(94,827)
NZD	4,200	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(136,403)	(136,403)
NZD	1,690	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(109,257)	(109,257)
NZD	7,340	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	3,354	(472,064)	(475,418)
NZD	3,010	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(194,006)	(194,006)
NZD	14,100	02/22/31	1.584%(S)	3 Month BBR(2)(Q)	—	(508,651)	(508,651)
NZD	530	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	5,688	(3,004)	(8,692)
NZD	8,795	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(152,034)	(152,034)
PLN	30,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(287,999)	(680,635)	(392,636)
PLN	7,120	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,652	(137,202)	(139,854)
PLN	28,000	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(23,769)	(559,686)	(535,917)
PLN	21,940	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	15,644	(157,061)	(172,705)
PLN	2,990	04/06/31	1.875%(A)	6 Month WIBOR(2)(S)	—	(15,421)	(15,421)
PLN	2,690	04/14/31	1.778%(A)	6 Month WIBOR(2)(S)	—	(20,289)	(20,289)
PLN	6,105	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	(45,922)	(45,922)
PLN	5,570	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(5,658)	(68,420)	(62,762)
PLN	2,670	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(26,873)	(26,873)
SEK	87,830	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)	—	(148,925)	(148,925)
SGD	2,135	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	14,690	(88,072)	(102,762)
THB	94,000	02/19/31	1.380%(S)	6 Month BIBOR(2)(S)	—	(47,665)	(47,665)
	100,000	02/18/23	0.104%(A)	1 Day USOIS(1)(A)	—	48,044	48,044
	61,130	02/23/23	0.105%(A)	1 Day USOIS(1)(A)	—	29,837	29,837
	20,000	06/01/23	0.140%(A)	1 Day USOIS(1)(A)	—	17,675	17,675
ZAR	54,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,110)	79,607	81,717
ZAR	73,000	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(19,339)	101,240	120,579
ZAR	39,200	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	926	73,633	72,707
ZAR	34,900	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(277)	94,405	94,682
ZAR	23,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(191)	68,408	68,599
ZAR	4,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(14)	26,968	26,982
ZAR	7,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(137)	75,269	75,406
ZAR	24,600	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,305)	(1,666)	(361)
ZAR	109,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,728)	(71,552)	(68,824)
ZAR	25,100	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	2,902	(23,679)	(26,581)
ZAR	200,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(118,413)	(420,807)	(302,394)
ZAR	116,600	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(202,626)	(294,918)	(92,292)
ZAR	18,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(650)	19,191	19,841
ZAR	114,800	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	128,178	118,446	(9,732)
ZAR	35,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(942)	24,370	25,312
ZAR	30,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(816)	17,801	18,617
					$(810,779)	$(24,977,161)	$(24,166,382)

A62

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)	$(51,946)	$(114)	$(51,832)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A63